First Eagle Global Fund
Consolidated Schedule of Investments
January 31, 2025 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 82.0%

Belgium - 0.8%
Groupe Bruxelles Lambert NV	6,469,396	449,105,130

Brazil - 1.0%
Ambev SA, ADR	166,791,911	308,565,035
Itausa SA (Preference)	148,660,626	242,423,622
		550,988,657
Canada - 4.7%
Agnico Eagle Mines Ltd.	2,830,107	263,041,149
Barrick Gold Corp.	25,083,139	410,610,985
Franco-Nevada Corp.	1,260,834	171,399,163
Imperial Oil Ltd.	10,896,401	724,777,297
Nutrien Ltd.	4,795,968	247,615,828
Power Corp. of Canada	10,763,570	326,236,115
Wheaton Precious Metals Corp.	7,936,282	495,779,537
		2,639,460,074
China - 2.1%
Alibaba Group Holding Ltd.	37,671,592	462,098,008
Prosus NV	18,115,368	691,962,536
		1,154,060,544
France - 3.3%
Danone SA	8,646,144	605,618,839
Legrand SA	1,954,335	199,249,977
LVMH Moet Hennessy Louis Vuitton SE	470,465	344,100,260
Pluxee NV	2,131,829	49,508,883
Sanofi SA	3,554,059	386,262,245
Sodexo SA	2,131,829	157,463,030
Wendel SE	867,489	85,728,440
		1,827,931,674
Germany - 0.9%
Brenntag SE	1,126,149	70,857,228
Henkel AG & Co. KGaA (Preference)	3,516,726	307,255,746
Merck KGaA	1,020,605	154,062,897
		532,175,871
Hong Kong - 1.3%
CK Asset Holdings Ltd.	44,146,500	184,462,934
Guoco Group Ltd. (a)	12,748,580	114,938,301
Hongkong Land Holdings Ltd.	31,759,300	138,198,148
Jardine Matheson Holdings Ltd.	7,051,271	284,029,071
		721,628,454
Japan - 6.5%
Chofu Seisakusho Co. Ltd. (b)	2,811,500	34,977,611
FANUC Corp.	16,005,400	476,830,140
Hirose Electric Co. Ltd.	1,258,915	150,483,364
Hoshizaki Corp.	6,107,800	226,056,813
Keyence Corp.	263,400	113,448,702
Komatsu Ltd.	6,756,000	203,783,079
Mitsubishi Electric Corp.	24,592,300	403,091,553
MS&AD Insurance Group Holdings, Inc.	24,566,360	509,356,685
Secom Co. Ltd.	12,674,260	426,503,519
Shimano, Inc.	2,480,690	348,104,698
SMC Corp.	963,356	364,520,727
Sompo Holdings, Inc.	11,453,400	319,390,294
T Hasegawa Co. Ltd. (b)	3,002,800	57,890,655
USS Co. Ltd.	2,597,200	23,287,255
		3,657,725,095
Mexico - 1.3%
Fomento Economico Mexicano SAB de CV, ADR	6,677,092	569,689,490
Fresnillo plc	5,590,827	47,853,972
Industrias Penoles SAB de CV *	6,401,020	90,553,953
		708,097,415
Netherlands - 0.4%
Heineken Holding NV	3,269,505	197,134,260
Heineken NV	439,351	30,525,076
		227,659,336
Norway - 0.3%
Orkla ASA	16,166,787	150,125,445

South Korea - 2.9%
Hyundai Mobis Co. Ltd.	999,985	180,452,992
KT&G Corp.	5,242,098	397,526,933
NAVER Corp. *	1,363,651	201,939,146
Samsung Electronics Co. Ltd.	8,296,400	296,295,332
Samsung Electronics Co. Ltd. (Preference)	12,016,075	352,677,570
Samsung Life Insurance Co. Ltd. *	2,998,664	182,980,951
		1,611,872,924
Sweden - 1.0%
Investor AB, Class A	4,970,940	141,641,000
Investor AB, Class B	11,255,824	320,523,255
Svenska Handelsbanken AB, Class A	10,429,006	115,383,208
		577,547,463
Switzerland - 3.4%
Cie Financiere Richemont SA (Registered)	4,644,824	897,931,267
Galderma Group AG *	396,425	48,184,735
Nestle SA (Registered)	4,863,144	413,078,529
Schindler Holding AG	1,798,637	519,730,564
Schindler Holding AG (Registered)	211,870	59,585,829
		1,938,510,924
Taiwan - 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,980,143	623,803,533

Thailand - 0.3%
Bangkok Bank PCL, NVDR	42,690,800	194,823,973

United Kingdom - 7.7%
BAE Systems plc	29,614,795	447,664,292
Berkeley Group Holdings plc (b)	6,528,960	312,377,345
British American Tobacco plc	20,559,170	815,705,060
Derwent London plc, REIT	4,966,240	120,751,339
Diageo plc	6,475,632	192,911,959
Haleon plc	107,935,852	503,112,257
Lloyds Banking Group plc	396,239,696	304,655,218
Reckitt Benckiser Group plc	9,376,596	620,062,858

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund
Consolidated Schedule of Investments
January 31, 2025 (unaudited)

Investments	Shares	Value ($)
Shell plc	8,262,541	273,368,501
Unilever plc	12,894,404	738,113,843
		4,328,722,672
United States - 43.0%
Alphabet, Inc., Class A	2,694,360	549,703,327
Alphabet, Inc., Class C	4,503,302	925,878,891
American Express Co.	1,531,880	486,295,306
Analog Devices, Inc.	1,978,983	419,326,708
Bank of New York Mellon Corp. (The)	9,925,724	852,917,463
Becton Dickinson & Co.	3,468,376	858,769,898
Berkshire Hathaway, Inc., Class A *	675	474,264,112
Bio-Rad Laboratories, Inc., Class A *	525,458	189,627,283
Brown & Brown, Inc.	1,400,818	146,609,612
BXP, Inc., REIT	2,473,129	180,884,655
CH Robinson Worldwide, Inc. (b)	7,566,045	752,745,817
Charles Schwab Corp. (The)	764,425	63,233,236
Charter Communications, Inc., Class A *	353,025	121,966,607
Colgate-Palmolive Co.	5,896,055	511,187,968
Comcast Corp., Class A	24,168,963	813,527,295
Cummins, Inc.	1,119,800	398,928,750
Deere & Co.	381,724	181,914,389
Dentsply Sirona, Inc. (b)	10,435,979	206,214,945
Dollar General Corp.	4,118,742	292,677,807
Douglas Emmett, Inc., REIT (b)	9,162,021	168,214,706
Elevance Health, Inc.	2,300,110	910,153,527
Equity Residential, REIT	6,189,955	437,196,522
Expeditors International of Washington, Inc.	3,550,041	403,213,657
Extra Space Storage, Inc., REIT	1,155,209	177,902,186
Exxon Mobil Corp.	6,007,279	641,757,616
Fidelity National Financial, Inc.	4,297,027	249,958,061
Flowserve Corp.	3,338,860	209,079,413
HCA Healthcare, Inc.	3,109,934	1,025,998,326
IPG Photonics Corp. *(b)	3,319,802	243,441,081
JG Boswell Co.	2,485	1,372,962
Kraft Heinz Co. (The)	3,515,179	104,892,941
Medtronic plc	6,658,084	604,687,189
Meta Platforms, Inc., Class A	2,584,560	1,781,227,061
Microsoft Corp.	466,954	193,813,927
Mills Music Trust (b)	31,592	1,010,944
Newmont Corp.	8,257,354	352,754,163
Noble Corp. plc (b)	9,141,720	292,992,126
NOV, Inc. (b)	28,255,276	408,288,738
ONEOK, Inc.	1,994,428	193,798,569
Oracle Corp.	8,840,792	1,503,465,087
Philip Morris International, Inc.	7,059,366	919,129,453
PPG Industries, Inc.	2,540,745	293,151,158
Ross Stores, Inc.	1,040,944	156,724,529
Royal Gold, Inc.	1,476,988	206,512,462
RPM International, Inc.	217,286	27,508,408
Salesforce, Inc.	1,698,084	580,235,303
Schlumberger NV	20,475,698	824,761,115
Texas Instruments, Inc.	2,378,511	439,096,916
Universal Health Services, Inc., Class B	3,368,166	635,101,381
US Bancorp	5,965,007	285,008,034
Walt Disney Co. (The)	2,500,477	282,703,930
Weyerhaeuser Co., REIT	10,347,140	316,829,427
Willis Towers Watson plc	2,511,169	827,593,411
		24,126,248,398
TOTAL COMMON STOCKS (Cost $29,985,963,616)		46,020,487,582

Investments	Ounces	Value ($)
COMMODITIES - 11.9%

Gold bullion*
(Cost $2,420,826,077)	2,393,919	6,704,051,774

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 0.0%(c)

United States - 0.0%(c)
Bausch & Lomb, Inc.
7.13%, 8/1/2028 ‡ (Cost $5,225,292)	5,467,000	5,207,318

SHORT-TERM INVESTMENTS - 6.0%

COMMERCIAL PAPER - 5.8%
American Honda Finance Corp.
4.72%, 02/05/2021 (d)	50,000,000	49,968,949
4.72%, 02/11/2025 (d)	50,000,000	49,931,655
4.60%, 02/18/2025 (d)	45,000,000	44,899,346
Apple, Inc.
4.33%, 02/12/2021 (d)(e)	50,000,000	49,928,146
Conagra Brands, Inc.
4.60%, 02/03/2025 (d)(e)	36,851,000	36,836,795
CVS Health Corp.
4.70%, 02/03/2025 (d)	161,630,000	161,566,618
Engie SA
4.65%, 02/03/2025 (d)	50,000,000	49,981,982
4.61%, 02/21/2025 (d)(e)	50,000,000	49,873,416
4.52%, 02/24/2025 (d)	100,000,000	99,711,333
4.53%, 03/05/2025 (d)	100,000,000	99,604,825
4.35%, 04/17/2025 (d)	70,000,000	69,360,812
4.38%, 04/24/2025 (d)	50,000,000	49,501,116
4.39%, 04/25/2025 (d)	50,000,000	49,495,067
4.36%, 04/28/2025 (d)	50,000,000	49,476,912
Entergy Corp.
4.47%, 02/03/2021 (d)(e)	42,025,000	42,009,291
Export Development Corp.
4.47%, 03/06/2025 (d)	50,000,000	49,800,496
General Motors Financial Co., Inc.
4.46%, 02/03/2021 (d)(e)	124,779,000	124,732,475

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund
Consolidated Schedule of Investments
January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Glencore Funding LLC
4.56%, 02/20/2025 (d)(e)	50,000,000	49,874,593
Government of Quebec
4.46%, 03/06/2025 (d)(e)	90,000,000	89,635,396
4.49%, 03/07/2025 (d)(e)	62,840,000	62,578,007
4.50%, 03/10/2025 (d)	47,100,000	46,886,967
4.46%, 03/11/2025 (d)(e)	100,000,000	99,535,922
4.42%, 03/21/2025 (d)	50,000,000	49,709,416
Hydro-Quebec
4.32%, 05/01/2025 (d)	50,000,000	49,463,750
4.32%, 05/05/2025 (d)	100,000,000	98,880,530
Johnson & Johnson
4.46%, 02/19/2025 (d)	100,000,000	99,774,146
Kreditanstalt fuer Wiederaufbau
4.54%, 02/18/2025 (d)(e)	50,000,000	49,892,762
4.54%, 03/04/2025 (d)(e)	50,000,000	49,807,971
4.50%, 03/18/2025 (d)(e)	100,000,000	99,447,319
4.37%, 04/11/2025 (d)(e)	100,000,000	99,158,704
4.36%, 04/30/2025 (d)(e)	80,000,000	79,145,534
Linde, Inc.
4.56%, 02/04/2025 (d)	50,000,000	49,976,079
4.32%, 02/20/2025 (d)	50,000,000	49,880,199
LVMH Moet Hennessy Louis Vuitton, Inc.
4.58%, 02/06/2025 (d)	75,000,000	74,946,018
Nederlandse Waterschapsbank NV
4.53%, 02/25/2021 (d)(e)	75,000,000	74,773,206
NRW Bank
4.50%, 02/24/2021 (d)(e)	50,000,000	49,857,266
4.51%, 03/19/2021 (d)	100,000,000	99,441,396
4.47%, 02/13/2025 (d)(e)	100,000,000	99,845,896
4.47%, 02/14/2025 (d)(e)	100,000,000	99,833,993
PSP Capital, Inc.
4.61%, 02/03/2025 (d)(e)	50,500,000	50,481,844
4.55%, 03/03/2025 (d)(e)	125,000,000	124,537,117
4.43%, 03/17/2025 (d)(e)	50,000,000	49,730,937
4.36%, 04/29/2025 (d)(e)	50,000,000	49,475,504
4.35%, 05/02/2025 (d)(e)	75,000,000	74,186,309
Walt Disney Co. (The)
4.70%, 02/10/2025 (d)(e)	59,100,000	59,029,068
4.41%, 04/04/2025 (d)	50,000,000	49,621,037
TOTAL COMMERCIAL PAPER (Cost $3,206,283,297)		3,206,086,120
U.S. TREASURY OBLIGATIONS - 0.1%
U.S. Treasury Bills
4.76%, 02/06/2025 (d)	20,000,000	19,992,984
5.12%, 03/20/2025 (d)	20,000,000	19,894,375
4.33%, 05/15/2025 (d)(f)	20,000,000	19,765,315
TOTAL U.S. TREASURY OBLIGATIONS (Cost $59,615,406)		59,652,674

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.1%
JP Morgan U.S. Government Money Market Fund, Capital Shares 4.39% (g) (Cost $70,850,139)	70,850,139	70,850,139
TOTAL SHORT-TERM INVESTMENTS (Cost $3,336,748,842)		3,336,588,933

Total Investments - 99.9% (Cost $35,748,763,827)		56,066,335,607
Other assets less liabilities - 0.1%		59,928,984
Net Assets - 100.0%		56,126,264,591

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Represents a security that is subject to legal restrictions on resale due to the compliance obligations of the adviser. Total value of all such securities at January 31, 2025 amounted to $114,938,301, which represents approximately 0.20% of net assets of the Fund.

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Guoco Group Ltd.	03/22/04 - 12/29/20	$115,604,847	$9.02

(b)	Affiliated company as defined under the Investment Company Act of 1940.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown was the current yield as of January 31, 2025.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at January 31, 2025 amounted to $1,714,207,471, which represents approximately 3.05% of net assets of the Fund.
(f)	All or a portion of this security is pledged with the custodian for current or potential holdings of forward foreign currency exchange contracts.
(g)	Represents 7-day effective yield as of January 31, 2025.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund
Consolidated Schedule of Investments
January 31, 2025 (unaudited)

Forward Foreign Currency Exchange Contracts outstanding as of January 31, 2025

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	60,006,000	USD	74,391,664	JPMorgan Chase Bank	02/05/2025	$9,415
JPY	13,296,179,000	USD	85,613,352	JPMorgan Chase Bank	02/05/2025	127,152
USD	373,944,864	EUR	333,798,000	JPMorgan Chase Bank	02/05/2025	27,647,464
USD	107,811,709	GBP	80,458,000	JPMorgan Chase Bank	02/05/2025	8,052,317
USD	96,117,188	JPY	13,296,179,000	JPMorgan Chase Bank	02/05/2025	10,376,685
USD	361,662,494	EUR	333,798,000	UBS AG	03/05/2025	14,954,639
USD	94,301,898	JPY	14,191,304,000	UBS AG	03/05/2025	2,515,765
USD	352,701,385	EUR	333,798,000	Bank of New York Mellon	04/02/2025	5,492,082
USD	84,080,066	JPY	12,755,955,000	Bank of New York Mellon	04/02/2025	1,306,547
USD	356,394,157	EUR	339,698,000	Goldman Sachs	05/07/2025	2,368,956
USD	71,890,588	GBP	57,174,000	Goldman Sachs	05/07/2025	1,020,373
USD	374,164,048	EUR	358,095,000	JPMorgan Chase Bank	06/04/2025	372,908
Total unrealized appreciation						74,244,303
EUR	333,798,000	USD	346,768,255	JPMorgan Chase Bank	02/05/2025	(470,856)
GBP	20,452,000	USD	26,062,057	JPMorgan Chase Bank	02/05/2025	(703,745)
USD	103,715,849	JPY	16,124,703,000	Goldman Sachs	05/07/2025	(1,365,680)
USD	82,771,863	GBP	66,799,000	JPMorgan Chase Bank	06/04/2025	(26,432)
USD	94,943,814	JPY	14,551,782,000	JPMorgan Chase Bank	06/04/2025	(170,504)
Total unrealized depreciation						(2,737,217)
Net unrealized appreciation						$71,507,086

Abbreviations
ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NVDR	Non-Voting Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
USD	United States Dollar

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund
Consolidated Schedule of Investments
January 31, 2025 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	0.8%
Air Freight & Logistics	2.0
Automobile Components	0.3
Banks	1.9
Beverages	2.3
Broadline Retail	2.1
Capital Markets	1.6
Chemicals	1.1
Commercial Services & Supplies	0.8
Commodities	11.9
Consumer Finance	0.9
Consumer Staples Distribution & Retail	0.5
Electrical Equipment	1.1
Electronic Equipment, Instruments & Components	0.9
Energy Equipment & Services	2.7
Entertainment	0.5
Financial Services	2.6
Food Products	2.3
Health Care Equipment & Supplies	3.0
Health Care Providers & Services	4.5
Hotels, Restaurants & Leisure	0.3
Household Durables	0.7
Household Products	2.5
Industrial Conglomerates	0.7
Insurance	4.7
Interactive Media & Services	6.3
Leisure Products	0.6
Life Sciences Tools & Services	0.3
Machinery	4.6
Media	1.7
Metals & Mining	3.7
Office REITs	0.8
Oil, Gas & Consumable Fuels	3.2
Personal Care Products	2.2
Pharmaceuticals	1.1
Real Estate Management & Development	0.6
Residential REITs	0.8
Semiconductors & Semiconductor Equipment	2.7
Software	4.1
Specialized REITs	0.9
Specialty Retail	0.3
Technology Hardware, Storage & Peripherals	1.2
Textiles, Apparel & Luxury Goods	2.2
Tobacco	3.8
Trading Companies & Distributors	0.1
Short-Term Investments	6.0
Total Investments	99.9%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund
Consolidated Schedule of Investments
January 31, 2025 (unaudited)

Affiliated Securities

Security Description	Market Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Loss)	Change in Unrealized Appreciation/ Depreciation	Market Value January 31, 2025	Shares at January 31, 2025	Dividend Income
Common Stocks 4.9%
Japan 0.2%
Chofu Seisakusho Co. Ltd.	$36,095,872	$—	$—	$—	$(1,118,261)	$34,977,611	2,811,500	$368,552
T Hasegawa Co. Ltd.	65,161,051	—	—	—	(7,270,396)	57,890,655	3,002,800	—
	101,256,923	—	—	—	(8,388,657)	92,868,266	5,814,300	368,552

United Kingdom 0.6%
Berkeley Group Holdings plc	372,574,034	—	—	—	(60,196,689)	312,377,345	6,528,960	—

United States 4.1%
CH Robinson Worldwide, Inc.	823,996,146	—	(48,288,702)	14,585,470	(37,547,097)	752,745,817	7,566,045	4,793,165
Dentsply Sirona, Inc.	241,801,633	—	—	—	(35,586,688)	206,214,945	10,435,979	1,669,757
Douglas Emmett, Inc., REIT	162,992,354	—	—	—	5,222,352	168,214,706	9,162,021	1,740,784
Flowserve Corp. ^	415,446,250	—	(281,963,274)	47,362,698	28,233,739	209,079,413	3,338,860	1,178,006
IPG Photonics Corp.*	268,771,170	—	—	—	(25,330,089)	243,441,081	3,319,802	—
Mills Music Trust	1,137,312	—	—	—	(126,368)	1,010,944	31,592	—
Noble Corp. plc ^^	171,568,734	122,490,591	—	—	(1,067,199)	292,992,126	9,141,720	3,913,541
NOV, Inc.	438,239,331	—	—	—	(29,950,593)	408,288,738	28,255,276	2,119,146
	2,523,952,930	122,490,591	(330,251,976)	61,948,168	(96,151,943)	2,281,987,770	71,251,295	15,414,399

Total Common Stocks	2,997,783,887	122,490,591	(330,251,976)	61,948,168	(164,737,289)	2,687,233,381	83,594,555	15,782,951
Total	$2,997,783,887	$122,490,591	$(330,251,976)	$61,948,168	$(164,737,289)	$2,687,233,381	83,594,555	$15,782,951

*	Non-income producing security.
^	Represents an unaffiliated issuer as of January 31, 2025.
^^	Represents an unaffiliated issuer as of October 31, 2024.

First Eagle Overseas Fund
Consolidated Schedule of Investments
January 31, 2025 (unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 89.0%

Belgium - 1.7%
Groupe Bruxelles Lambert NV	2,664,632	184,978,613
Legris Industries SA *‡(a)(b)(c)	905,366	19,639,230
		204,617,843
Brazil - 1.9%
Ambev SA, ADR	75,441,038	139,565,920
Itausa SA (Preference)	53,259,530	86,851,297
		226,417,217
Canada - 8.2%
Agnico Eagle Mines Ltd.	662,961	61,618,173
Barrick Gold Corp.	5,289,304	86,585,907
CAE, Inc. *	762,974	17,990,931
Franco-Nevada Corp.	316,575	43,035,554
Imperial Oil Ltd.	6,196,674	412,173,582
Nutrien Ltd.	2,424,845	125,194,747
Power Corp. of Canada	4,489,154	136,063,050
Wheaton Precious Metals Corp.	1,979,216	123,641,624
		1,006,303,568
Chile - 1.0%
Cia Cervecerias Unidas SA, ADR (c)	9,392,572	114,025,824

China - 3.3%
Alibaba Group Holding Ltd.	13,648,128	167,414,554
Prosus NV	6,044,723	230,893,562
		398,308,116
Faroe Islands - 0.5%
Bakkafrost P/F	1,037,685	59,270,354

Finland - 0.3%
Kesko OYJ, Class B	2,190,611	42,019,058

France - 6.0%
Danone SA	3,642,797	255,159,582
Laurent-Perrier (c)	558,938	60,883,440
Legrand SA	812,472	82,833,817
LVMH Moet Hennessy Louis Vuitton SE	101,481	74,223,669
Pluxee NV	801,545	18,614,813
Sanofi SA	1,259,872	136,925,411
Sodexo SA	686,065	50,674,737
Wendel SE	439,181	43,401,475
		722,716,944
Germany - 2.7%
Brenntag SE	557,632	35,086,172
FUCHS SE (Preference)	2,322,615	105,569,812
Henkel AG & Co. KGaA (Preference)	1,476,257	128,980,320
Merck KGaA	349,801	52,803,342
		322,439,646
Hong Kong - 3.4%
CK Asset Holdings Ltd.	20,694,000	86,468,371
Great Eagle Holdings Ltd.	22,777,700	30,577,233
Guoco Group Ltd. (d)	7,806,340	70,380,188
Hongkong Land Holdings Ltd.	15,883,500	69,115,827
Jardine Matheson Holdings Ltd.	3,666,800	147,700,719
		404,242,338
Japan - 17.0%
As One Corp.	2,821,760	46,128,158
Chofu Seisakusho Co. Ltd.	1,531,600	19,054,494
Daiichikosho Co. Ltd. (c)	5,732,560	66,735,239
FANUC Corp.	6,414,300	191,093,729
Hirose Electric Co. Ltd.	758,730	90,694,164
Hoshizaki Corp.	2,796,700	103,509,134
Kansai Paint Co. Ltd. (c)	11,635,930	157,693,169
Keyence Corp.	74,800	32,217,019
Komatsu Ltd.	3,614,700	109,031,186
MISUMI Group, Inc.	1,933,300	30,943,606
Mitsubishi Electric Corp.	10,362,800	169,856,302
MS&AD Insurance Group Holdings, Inc.	8,400,600	174,177,280
Nagaileben Co. Ltd.	1,687,224	22,616,436
Nihon Kohden Corp.	5,018,000	71,628,783
Pilot Corp.	737,800	20,925,306
Secom Co. Ltd.	5,436,500	182,944,518
Shimano, Inc.	975,770	136,925,662
SK Kaken Co. Ltd.	437,805	25,235,995
SMC Corp.	338,690	128,155,661
Sompo Holdings, Inc.	4,072,000	113,552,070
T Hasegawa Co. Ltd.	1,906,436	36,753,973
TIS, Inc.	2,317,600	51,245,119
USS Co. Ltd.	3,806,100	34,126,607
		2,015,243,610
Mexico - 2.5%
Fomento Economico Mexicano SAB de CV, ADR	2,511,438	214,275,890
Fresnillo plc	1,426,722	12,211,845
Grupo Mexico SAB de CV, Series B	6,905,948	33,856,542
Industrias Penoles SAB de CV *	2,246,692	31,783,504
		292,127,781
Netherlands - 1.4%
HAL Trust	644,459	79,926,720
Heineken Holding NV	1,150,489	69,368,543
Heineken NV	140,099	9,733,749
		159,029,012
Norway - 1.1%
Orkla ASA	14,147,210	131,371,571

Singapore - 1.9%
Haw Par Corp. Ltd. (c)	19,436,313	165,227,193
UOL Group Ltd.	15,047,300	56,118,170
		221,345,363
South Korea - 5.8%
Fursys, Inc. (c)	872,463	24,798,845
Hyundai Mobis Co. Ltd.	505,396	91,201,589
KT&G Corp.	2,259,458	171,342,735
NAVER Corp. *	609,111	90,201,492

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
January 31, 2025 (unaudited)

Investments	Shares	Value ($)
NongShim Co. Ltd.	197,002	47,159,988
Samsung Electronics Co. Ltd.	2,289,916	81,781,426
Samsung Electronics Co. Ltd. (Preference)	4,008,416	117,648,934
Samsung Life Insurance Co. Ltd. *	910,865	55,581,734
		679,716,743
Sweden - 3.3%
Industrivarden AB, Class A	123,708	4,392,342
Industrivarden AB, Class C	1,572,517	55,565,093
Investor AB, Class B	7,947,775	226,322,543
L E Lundbergforetagen AB, Class B	624,661	30,064,515
Svenska Handelsbanken AB, Class A	6,838,494	75,658,924
		392,003,417
Switzerland - 5.6%
Cie Financiere Richemont SA (Registered)	1,561,732	301,911,976
Galderma Group AG *	122,497	14,889,287
Nestle SA (Registered)	1,819,943	154,587,110
Schindler Holding AG	641,835	185,463,363
Schindler Holding AG (Registered)	82,435	23,183,829
		680,035,565
Taiwan - 2.2%
Taiwan Secom Co. Ltd.	8,545,694	32,027,072
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,084,663	227,041,659
		259,068,731
Thailand - 1.0%
Bangkok Bank PCL, NVDR	20,440,959	93,284,475
Thai Beverage PCL	52,214,985	20,527,569
		113,812,044
Turkey - 0.5%
AG Anadolu Grubu Holding A/S	7,420,450	62,158,519

United Kingdom - 14.5%
BAE Systems plc	11,330,377	171,272,676
Berkeley Group Holdings plc	2,339,346	111,925,742
Big Yellow Group plc, REIT	2,602,379	30,814,887
British American Tobacco plc	7,517,992	298,283,642
Diageo plc	2,170,865	64,671,035
Great Portland Estates plc, REIT	7,832,988	28,019,471
Haleon plc	35,038,000	163,319,666
Lloyds Banking Group plc	173,711,484	133,560,849
Reckitt Benckiser Group plc	3,624,203	239,664,124
Shell plc	8,047,499	266,253,776
Unilever plc	4,268,409	244,336,363
		1,752,122,231
United States - 3.2%
Newmont Corp.	2,157,147	92,153,320
Royal Gold, Inc.	424,215	59,313,741
Willis Towers Watson plc	701,213	231,095,262
		382,562,323
TOTAL COMMON STOCKS (Cost $7,877,496,370)		10,640,957,818

Investments	Ounces	Value ($)

COMMODITIES - 9.8%

Gold bullion*
(Cost $310,032,753)	419,906	1,175,926,917

SHORT-TERM INVESTMENTS - 1.0%

COMMERCIAL PAPER - 0.7%
Conagra Brands, Inc.
4.60%, 02/03/2025 (e)(f)	8,466,000	8,462,737
CVS Health Corp.
4.70%, 02/03/2025 (e)	37,130,000	37,115,440
Entergy Corp.
4.47%, 02/03/2021 (e)(f)	9,654,000	9,650,391
General Motors Financial Co., Inc.
4.46%, 02/03/2021 (e)(f)	28,664,000	28,653,312
TOTAL COMMERCIAL PAPER (Cost $83,892,642)		83,881,880
U.S. TREASURY OBLIGATIONS - 0.2%
U.S. Treasury Bills
4.76%, 02/06/2025 (e)	10,000,000	9,996,492
5.12%, 03/20/2025 (e)	10,000,000	9,947,187
4.33%, 05/15/2025 (e)(g)	10,000,000	9,882,658
TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,807,703)		29,826,337

Investments	Shares	Value ($)

INVESTMENT COMPANIES - 0.1%
JP Morgan U.S. Government Money Market Fund, Capital Shares 4.39% (h) (Cost $16,001,181)	16,001,181	16,001,181
TOTAL SHORT-TERM INVESTMENTS (Cost $129,701,526)		129,709,398

Total Investments - 99.8% (Cost $8,317,230,649)		11,946,594,133
Other assets less liabilities - 0.2%		23,169,397
Net Assets - 100.0%		11,969,763,530

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
January 31, 2025 (unaudited)

(a)	Represents a security that is subject to legal or contractual restrictions on resale. The Fund generally acquires its investments in private transactions exempt from registration under the Securities Act of 1933. Its investments are therefore generally subject to certain limitations on resale, and may be deemed to be “restricted securities” under the Securities Act of 1933. Total value of all such securities at January 31, 2025 amounted to $19,639,230, which represents approximately 0.16% of net assets of the Fund.

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Legris Industries SA	04/30/04	$23,433,066	$21.69

(b)	Security fair valued as of January 31, 2025 by the Adviser as "valuation designee" under the oversight of the Fund's Board of Trustees. Total value of all such securities at January 31, 2025 amounted to $19,639,230, which represents approximately 0.16% of net assets of the Fund.

(c)	Affiliated company as defined under the Investment Company Act of 1940.

(d)	Represents a security that is subject to legal restrictions on resale due to compliance obligations of the adviser. Total value of all such securities at January 31, 2025 amounted to $70,380,188, which represents approximately 0.59% of net assets of the Fund.

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Guoco Group Ltd.	10/21/03 - 09/15/09	$57,283,838	$9.02

(e)	The rate shown was the current yield as of January 31, 2025.

(f)	Securities exempt from registration under Rule 144A or section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at January 31, 2025 amounted to $46,766,440, which represents approximately 0.39% of net assets of the Fund.

(g)	All or a portion of this security is pledged with the custodian for current or potential holdings of forward foreign currency exchange contracts.

(h)	Represents 7-day effective yield as of January 31, 2025.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
January 31, 2025 (unaudited)

Forward Foreign Currency Exchange Contracts outstanding as of January 31, 2025
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	23,803,000	USD	29,509,462	JPMorgan Chase Bank	02/05/2025	$3,735
JPY	7,376,839,000	USD	47,499,053	JPMorgan Chase Bank	02/05/2025	70,545
USD	173,319,707	EUR	155,294,000	JPMorgan Chase Bank	02/05/2025	12,210,568
USD	43,967,260	GBP	32,812,000	JPMorgan Chase Bank	02/05/2025	3,283,858
USD	53,326,675	JPY	7,376,839,000	JPMorgan Chase Bank	02/05/2025	5,757,078
USD	168,223,504	EUR	155,294,000	UBS AG	03/05/2025	6,923,407
USD	53,822,571	JPY	8,099,651,000	UBS AG	03/05/2025	1,435,866
USD	164,157,260	EUR	155,294,000	Bank of New York Mellon	04/02/2025	2,623,873
USD	48,673,829	JPY	7,384,404,000	Bank of New York Mellon	04/02/2025	756,358
USD	166,336,438	EUR	158,544,000	Goldman Sachs	05/07/2025	1,105,640
USD	27,410,063	GBP	21,799,000	Goldman Sachs	05/07/2025	389,042
USD	165,259,314	EUR	158,162,000	JPMorgan Chase Bank	06/04/2025	164,705
Total unrealized appreciation						34,724,675
EUR	155,294,000	USD	161,328,197	JPMorgan Chase Bank	02/05/2025	(219,058)
GBP	9,009,000	USD	11,480,201	JPMorgan Chase Bank	02/05/2025	(309,996)
USD	55,290,468	JPY	8,596,009,000	Goldman Sachs	05/07/2025	(728,038)
USD	33,654,453	GBP	27,160,000	JPMorgan Chase Bank	06/04/2025	(10,747)
USD	49,457,882	JPY	7,580,276,000	JPMorgan Chase Bank	06/04/2025	(88,819)
Total unrealized depreciation						(1,356,658)
Net unrealized appreciation						$33,368,017

Abbreviations
ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
USD	United States Dollar

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
January 31, 2025 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	1.5%
Automobile Components	0.8
Banks	3.2
Beverages	5.9
Broadline Retail	3.3
Chemicals	3.7
Commercial Services & Supplies	2.2
Commodities	9.8
Consumer Staples Distribution & Retail	0.3
Electrical Equipment	2.1
Electronic Equipment, Instruments & Components	1.1
Entertainment	0.6
Financial Services	5.5
Food Products	5.4
Health Care Equipment & Supplies	0.8
Health Care Providers & Services	0.4
Hotels, Restaurants & Leisure	0.4
Household Durables	1.1
Household Products	3.1
Industrial Conglomerates	2.3
Insurance	5.9
Interactive Media & Services	0.8
IT Services	0.4
Leisure Products	1.1
Machinery	6.7
Metals & Mining	4.6
Office REITs	0.2
Oil, Gas & Consumable Fuels	5.6
Personal Care Products	3.4
Pharmaceuticals	3.0
Real Estate Management & Development	2.1
Semiconductors & Semiconductor Equipment	1.9
Specialized REITs	0.3
Specialty Retail	0.3
Technology Hardware, Storage & Peripherals	1.7
Textiles, Apparel & Luxury Goods	3.1
Tobacco	3.9
Trading Companies & Distributors	0.3
Short-Term Investments	1.0
Total Investments	99.8%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
January 31, 2025 (unaudited)

Affiliated Securities

Security Description	Market Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Loss)	Change in Unrealized Appreciation/ Depreciation	Market Value January 31, 2025	Shares at January 31, 2025	Dividend Income

Common Stocks 5.2%
Belgium 0.2%
Legris Industries SA*‡(a)(b)	$22,955,965	$—	$—	$—	$(3,316,735)	$19,639,230	905,366	$—

Chile 1.0%
Cia Cervecerias Unidas SA, ADR	101,909,406	—	—	—	12,116,418	114,025,824	9,392,572	1,375,589

France 0.5%
Laurent-Perrier	61,102,473	—	—	—	(219,033)	60,883,440	558,938	—

Japan 1.9%
Daiichikosho Co. Ltd.	71,632,170	—	—	—	(4,896,931)	66,735,239	5,732,560	4,662
Kansai Paint Co. Ltd. ^	142,088,475	40,855,062	—	—	(25,250,368)	157,693,169	11,635,930	5,424
	213,720,645	40,855,062	—	—	(30,147,299)	224,428,408	17,368,490	10,086
Singapore 1.4%
Haw Par Corp. Ltd.	157,504,310	—	—	—	7,722,883	165,227,193	19,436,313	—

South Korea 0.2%
Fursys, Inc.	26,431,518	—	—	—	(1,632,673)	24,798,845	872,463	595,347

Total Common Stocks	583,624,317	40,855,062	—	—	(15,476,439)	609,002,940	48,534,142	1,981,022
Total	$583,624,317	$40,855,062	$—	$—	$(15,476,439)	$609,002,940	48,534,142	$1,981,022

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
^	Represents an unaffiliated issuer as of October 31, 2024.
(a)	Security fair valued as of January 31, 2025 by the Adviser as "valuation designee" under the oversight of the Fund's Board of Trustees. Total value of all such securities at January 31, 2025 amounted to $19,639,230, which represents approximately 0.16% of net assets of the Fund.
(b)	Represents a security that is subject to legal or contractual restrictions on resale. The Fund generally acquires its investments in private transactions exempt from registration under the Securities Act of 1933. Its investments are therefore generally subject to certain limitations on resale, and may be deemed to be “restricted securities” under the Securities Act of 1933. Total value of all such securities at January 31, 2025 amounted to $19,639,230, which represents approximately 0.16% of net assets of the Fund.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Fund (formerly First Eagle U.S. Value Fund)

Consolidated Schedule of Investments

January 31, 2025 (unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 73.9%

Air Freight & Logistics - 3.6%
CH Robinson Worldwide, Inc.	328,757	32,708,034
Expeditors International of Washington, Inc.	155,795	17,695,196
		50,403,230
Banks - 1.1%
US Bancorp	330,658	15,798,839

Capital Markets - 3.3%
Bank of New York Mellon Corp. (The)	502,349	43,166,849
Charles Schwab Corp. (The)	40,276	3,331,631
		46,498,480
Chemicals - 1.5%
Nutrien Ltd. (Canada)	187,936	9,703,136
PPG Industries, Inc.	95,903	11,065,288
RPM International, Inc.	7,729	978,491
		21,746,915
Consumer Finance - 1.3%
American Express Co.	58,719	18,640,347

Consumer Staples Distribution & Retail - 0.8%
Dollar General Corp.	155,418	11,044,003

Electronic Equipment, Instruments & Components - 1.0%
IPG Photonics Corp. *	186,242	13,657,126

Energy Equipment & Services - 3.2%
Noble Corp. plc	336,840	10,795,722
NOV, Inc.	1,034,361	14,946,517
Schlumberger NV	486,530	19,597,428
		45,339,667
Entertainment - 0.7%
Walt Disney Co. (The)	93,652	10,588,295

Financial Services - 1.6%
Berkshire Hathaway, Inc., Class A *	32	22,483,632

Food Products - 0.6%
Kraft Heinz Co. (The)	262,298	7,826,972

Health Care Equipment & Supplies - 4.6%
Becton Dickinson & Co.	132,146	32,719,349
Dentsply Sirona, Inc.	503,680	9,952,717
Medtronic plc	246,406	22,378,593
		65,050,659
Health Care Providers & Services - 8.5%
Elevance Health, Inc.	102,027	40,372,084
HCA Healthcare, Inc.	147,442	48,642,590
Universal Health Services, Inc., Class B	170,425	32,135,338
		121,150,012
Household Products - 2.2%
Colgate-Palmolive Co.	365,303	31,671,770

Insurance - 3.1%
Brown & Brown, Inc.	52,875	5,533,898
Fidelity National Financial, Inc.	158,855	9,240,595
Willis Towers Watson plc	88,365	29,122,011
		43,896,504
Interactive Media & Services - 9.2%
Alphabet, Inc., Class A	126,759	25,861,371
Alphabet, Inc., Class C	188,322	38,719,003
Meta Platforms, Inc., Class A	95,714	65,964,175
		130,544,549
Life Sciences Tools & Services - 0.5%
Bio-Rad Laboratories, Inc., Class A *	19,277	6,956,684

Machinery - 2.8%
Cummins, Inc.	55,552	19,790,400
Deere & Co.	20,543	9,789,972
Flowserve Corp.	169,597	10,620,164
		40,200,536
Media - 2.7%
Charter Communications, Inc., Class A *	13,187	4,555,977
Comcast Corp., Class A	1,012,520	34,081,423
		38,637,400
Metals & Mining - 2.8%
Agnico Eagle Mines Ltd. (Canada)	82,024	7,623,630
Barrick Gold Corp. (Canada)	619,890	10,147,599
Franco-Nevada Corp. (Canada)	31,259	4,249,383
Newmont Corp.	278,379	11,892,351
Royal Gold, Inc.	38,764	5,419,982
		39,332,945
Office REITs - 1.0%
BXP, Inc., REIT	102,688	7,510,600
Douglas Emmett, Inc., REIT	359,380	6,598,217
		14,108,817
Oil, Gas & Consumable Fuels - 2.6%
Exxon Mobil Corp.	272,087	29,067,054
ONEOK, Inc.	75,741	7,359,753
		36,426,807
Residential REITs - 1.5%
Equity Residential, REIT	296,839	20,965,739

Semiconductors & Semiconductor Equipment - 3.0%
Analog Devices, Inc.	99,529	21,089,200
Texas Instruments, Inc.	119,517	22,064,033
		43,153,233
Software - 6.0%
Microsoft Corp.	22,886	9,499,063

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Fund (formerly First Eagle U.S. Value Fund)
Consolidated Schedule of Investments
January 31, 2025 (unaudited)

Investments	Shares	Value ($)
Oracle Corp.	309,068	52,560,104
Salesforce, Inc.	69,696	23,815,124
		85,874,291
Specialized REITs - 1.3%
Extra Space Storage, Inc., REIT	42,904	6,607,216
Weyerhaeuser Co., REIT	401,701	12,300,085
		18,907,301
Specialty Retail - 0.4%
Ross Stores, Inc.	38,745	5,833,447

Tobacco - 3.0%
Philip Morris International, Inc.	327,763	42,674,743

TOTAL COMMON STOCKS (Cost $559,154,536)		1,049,412,943

Investments	Ounces	Value ($)

COMMODITIES - 12.6%

Gold bullion* (Cost $67,628,124)	64,102	179,515,496

Investments	Shares	Value ($)

MASTER LIMITED PARTNERSHIPS - 1.6%

Oil, Gas & Consumable Fuels - 1.6%
Enterprise Products Partners LP (Cost $14,041,160)	685,243	22,373,184

Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS - 1.3%

Banks - 0.1%
Manufacturers & Traders Trust Co.
4.65%, 01/27/2026	1,205,000	1,204,602

Energy Equipment & Services - 0.1%
Noble Finance II LLC
8.00%, 04/15/2030 (a)	1,400,000	1,424,426

Financial Services - 0.4%
Mexico Remittances Funding Fiduciary Estate Management Sarl
12.50%, 10/15/2031 ‡(a)	5,500,000	5,343,250

Health Care Equipment & Supplies - 0.2%
Bausch & Lomb, Inc.
7.13%, 08/01/2028 ‡	600,000	571,500
Embecta Corp.
5.00%, 02/15/2030 (a)	3,000,000	2,789,502
		3,361,002
Machinery - 0.1%
Roller Bearing Co. of America, Inc.
4.38%, 10/15/2029 (a)	1,490,000	1,401,531

Oil, Gas & Consumable Fuels - 0.4%
Enterprise Products Operating LLC
Series E, (CME Term SOFR 3 Month + 3.29%), 5.25%, 08/16/2077 (b)	2,600,000	2,550,746
(CME Term SOFR 3 Month + 2.83%), 5.38%, 2/15/2078 (b)	2,750,000	2,676,608
		5,227,354
TOTAL CORPORATE BONDS (Cost $17,678,608)		17,962,165

CONVERTIBLE PREFERRED STOCKS - 0.4%

Banks - 0.4%
Bank of America Corp.
Series L, 7.25% (c) (Cost $5,693,463)	4,250	5,202,000

SHORT-TERM INVESTMENTS - 10.2%

COMMERCIAL PAPER - 5.4%
Chevron Corp.
4.34%, 05/29/2025(a)(d)	1,100,000	1,084,491
Cisco Systems, Inc.
4.35%, 04/21/2025(d)	12,000,000	11,885,245
Conagra Brands, Inc.
4.60%, 02/03/2025(a)(d)	2,719,000	2,717,952
CVS Health Corp.
4.70%, 02/03/2025(d)	11,925,000	11,920,324
Entergy Corp.
4.47%, 02/03/2021(a)(d)	3,100,000	3,098,841
General Motors Financial Co., Inc.
4.46%, 02/03/2021(a)(d)	9,206,000	9,202,567
Honeywell International, Inc.
4.51%, 03/11/2025(d)	12,000,000	11,943,765
Johnson & Johnson
4.28%, 05/14/2025(d)	12,000,000	11,855,068
PepsiCo, Inc.
4.29%, 07/28/2025(a)(d)	13,000,000	12,732,047
TOTAL COMMERCIAL PAPER (Cost $76,446,309)		76,440,300

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Fund (formerly First Eagle U.S. Value Fund)
Consolidated Schedule of Investments
January 31, 2025 (unaudited)

Investments	Shares	Value ($)

INVESTMENT COMPANIES - 0.4%
JP Morgan U.S. Government Money Market Fund, Capital Shares 4.39% (e)
(Cost $5,431,512)	5,431,512	5,431,512

Investments	Principal Amount ($)	Value ($)

U.S. TREASURY OBLIGATIONS - 4.4%
U.S. Treasury Bills
4.76%, 02/06/2025(d)	5,000,000	4,998,246
4.57%, 03/20/2025(d)	5,000,000	4,973,594
4.35%, 03/27/2025(d)	9,000,000	8,945,032
4.35%, 04/17/2025(d)	15,000,000	14,872,782
4.37%, 05/08/2025(d)	15,000,000	14,836,087
4.25%, 05/15/2025(d)	15,000,000	14,823,986
TOTAL U.S. TREASURY OBLIGATIONS (Cost $63,425,610)		63,449,727

TOTAL SHORT-TERM INVESTMENTS (Cost $145,303,431)		145,321,539

Total Investments - 100.0% (Cost $809,499,322)		1,419,787,327
Liabilities in excess of other assets - 0.0%(f)		(446,702)
Net Assets - 100.0%		1,419,340,625

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at January 31, 2025 amounted to $39,794,607, which represents approximately 2.80% of net assets of the Fund.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2025.
(c)	Perpetual security. The rate reflected was the rate in effect on January 31, 2025. The maturity date reflects the next call date.
(d)	The rate shown was the current yield as of January 31, 2025.
(e)	Represents 7-day effective yield as of January 31, 2025.
(f)	Represents less than 0.05% of net assets.

Abbreviations
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Fund (formerly First Eagle U.S. Value Fund)
Consolidated Schedule of Investments
January 31, 2025 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Air Freight & Logistics	3.6%
Banks	1.6
Capital Markets	3.3
Chemicals	1.5
Commodities	12.6
Consumer Finance	1.3
Consumer Staples Distribution & Retail	0.8
Electronic Equipment, Instruments & Components	1.0
Energy Equipment & Services	3.3
Entertainment	0.7
Financial Services	2.0
Food Products	0.6
Health Care Equipment & Supplies	4.8
Health Care Providers & Services	8.5
Household Products	2.2
Insurance	3.1
Interactive Media & Services	9.2
Life Sciences Tools & Services	0.5
Machinery	2.9
Media	2.7
Metals & Mining	2.8
Office REITs	1.0
Oil, Gas & Consumable Fuels	4.6
Residential REITs	1.5
Semiconductors & Semiconductor Equipment	3.0
Software	6.0
Specialized REITs	1.3
Specialty Retail	0.4
Tobacco	3.0
U.S. Treasury Obligations	3.6
Short-Term Investments	6.6
Total Investments	100.0%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Gold Fund
Consolidated Schedule of Investments
January 31, 2025 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 80.6%

Australia - 9.0%
Northern Star Resources Ltd.	19,552,128	206,934,380
Ora Banda Mining Ltd. *	76,767,386	39,229,308
		246,163,688
Canada - 53.2%
Agnico Eagle Mines Ltd.	2,132,360	198,189,829
Alamos Gold, Inc., Class A	6,180,887	129,244,267
B2Gold Corp.	8,003,298	19,328,844
Barrick Gold Corp.	6,944,076	113,674,524
Dundee Precious Metals, Inc. (a)	12,992,410	131,680,737
Franco-Nevada Corp.	962,524	130,846,573
G Mining Ventures Corp.	6,701,347	65,660,152
Kinross Gold Corp.	11,506,400	129,792,192
MAG Silver Corp. *(a)	7,541,500	118,517,811
Novagold Resources, Inc. *(a)	23,796,528	74,483,133
Orla Mining Ltd. *	7,840,941	48,124,123
Wheaton Precious Metals Corp.	4,773,406	298,194,673
		1,457,736,858
Mexico - 1.2%
Fresnillo plc	1,477,558	12,646,970
Industrias Penoles SAB de CV *	1,403,600	19,856,449
		32,503,419
South Africa - 3.6%
Gold Fields Ltd., ADR	5,927,329	100,349,680

United Kingdom - 2.7%
Anglogold Ashanti plc	2,420,265	73,116,206

United States - 10.9%
Newmont Corp.	4,060,970	173,484,638
Royal Gold, Inc.	891,278	124,618,490
		298,103,128
TOTAL COMMON STOCKS (Cost $1,348,087,400)		2,207,972,979

Investments	Ounces	Value ($)

COMMODITIES - 16.6%

Gold bullion *	91,721	256,861,161
Silver bullion *	6,342,103	198,615,635
TOTAL COMMODITIES (Cost $288,114,534)		455,476,796

Investments	Number of Rights	Value ($)

RIGHTS - 0.1%

Canada - 0.1%
Pan American Silver Corp., CVR, expiring 02/22/2029 *
Cost $45,973,715	6,835,667	2,837,144

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 2.7%

COMMERCIAL PAPER - 2.3%
Conagra Brands, Inc.
4.60%, 02/03/2025 (b)(c)	6,331,000	6,328,560
CVS Health Corp.
4.70%, 02/03/2025 (b)	27,767,000	27,756,111
Entergy Corp.
4.47%, 02/03/2021 (b)(c)	7,219,000	7,216,302
General Motors Financial Co., Inc.
4.46%, 02/03/2021 (b)(c)	21,436,000	21,428,007
TOTAL COMMERCIAL PAPER (Cost $62,737,028)		62,728,980

Investments	Shares	Value ($)

INVESTMENT COMPANIES - 0.4%
JP Morgan U.S. Government Money Market Fund, Capital Shares 4.39% (d) (Cost $12,042,909)	12,042,909	12,042,909
TOTAL SHORT-TERM INVESTMENTS (Cost $74,779,937)		74,771,889

Total Investments - 100.0% (Cost $1,756,955,586)		2,741,058,808
Other assets less liabilities - 0.0%(e)		270,541
Net Assets - 100.0%		2,741,329,349

*	Non-income producing security.
(a)	Affiliated company as defined under the Investment Company Act of 1940.
(b)	The rate shown was the current yield as of January 31, 2025.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at January 31, 2025 amounted to $34,972,869, which represents approximately 1.28% of net assets of the Fund.
(d)	Represents 7-day effective yield as of January 31, 2025.
(e)	Represents less than 0.05% of net assets.

Abbreviations
ADR	American Depositary Receipt
CVR	Contingent Value Rights

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Gold Fund
Consolidated Schedule of Investments
January 31, 2025 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Commodities	16.6%
Metals & Mining	80.7
Short-Term Investments	2.7
Total Investments	100.0%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Gold Fund
Consolidated Schedule of Investments
January 31, 2025 (unaudited)

Affiliated Securities

Security Description	Market Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Loss)	Change in Unrealized Appreciation/ Depreciation	Market Value January 31, 2025	Shares at January 31, 2025	Dividend Income

Common Stocks 11.8%
Canada 11.8%
Dundee Precious Metals, Inc.	$138,413,886	$—	$(6,133,436)	$1,850,583	$(2,450,296)	$131,680,737	12,992,410	$462,957
MAG Silver Corp.*	108,160,763	19,713,191	—	—	(9,356,143)	118,517,811	7,541,500	—
Novagold Resources, Inc.*	87,830,560	—	(5,218,946)	(9,757,971)	1,629,490	74,483,133	23,796,528	—
Total Common Stocks	334,405,209	19,713,191	(11,352,382)	(7,907,388)	(10,176,949)	324,681,681	44,330,438	462,957
Total	$334,405,209	$19,713,191	$(11,352,382)	$(7,907,388)	$(10,176,949)	$324,681,681	44,330,438	$462,957

*	Non-income producing security.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 63.4%

Brazil - 1.5%
Ambev SA, ADR	9,345,635	17,289,425
Itausa SA (Preference)	5,565,150	9,075,192
		26,364,617
Canada - 4.5%
Agnico Eagle Mines Ltd.	16,806	1,562,015
Barrick Gold Corp.	90,496	1,481,419
Franco-Nevada Corp.	42,649	5,797,752
Franco-Nevada Corp.	32,962	4,481,514
Imperial Oil Ltd.	238,922	15,891,967
Nutrien Ltd.	134,168	6,927,094
Power Corp. of Canada	776,074	23,522,248
Wheaton Precious Metals Corp.	281,516	17,586,305
		77,250,314
Chile - 1.4%
Cia Cervecerias Unidas SA, ADR	1,327,830	16,119,856
Quinenco SA	2,083,758	7,443,773
		23,563,629
Finland - 0.4%
Kesko OYJ, Class B	318,997	6,118,820

France - 1.5%
Danone SA	91,535	6,411,566
Sanofi SA	135,886	14,768,362
Sodexo SA	38,666	2,855,982
Wendel SE	19,995	1,975,979
		26,011,889
Germany - 1.1%
FUCHS SE (Preference)	318,042	14,455,962
Henkel AG & Co. KGaA (Preference)	56,692	4,953,170
		19,409,132
Hong Kong - 3.4%
CK Asset Holdings Ltd.	2,483,000	10,375,035
Hongkong Land Holdings Ltd.	3,179,200	13,834,044
Jardine Matheson Holdings Ltd.	802,500	32,325,141
Mandarin Oriental International Ltd.	1,047,200	1,884,960
		58,419,180
Indonesia - 0.1%
United Tractors Tbk. PT	1,000,000	1,526,074

Japan - 2.8%
FANUC Corp.	294,600	8,776,673
MS&AD Insurance Group Holdings, Inc.	189,700	3,933,223
Nagaileben Co. Ltd.	22,700	304,283
Nohmi Bosai Ltd.	70,300	1,397,058
Secom Co. Ltd.	353,400	11,892,319
Shimano, Inc.	91,600	12,853,839
Sompo Holdings, Inc.	204,800	5,711,067
USS Co. Ltd.	429,800	3,853,712
		48,722,174
Mexico - 2.6%
Coca-Cola Femsa SAB de CV, ADR	187,916	14,749,527
Fomento Economico Mexicano SAB de CV, ADR	211,291	18,027,348
GMexico Transportes SAB de CV(a)	1,331,937	1,996,427
Grupo Mexico SAB de CV, Series B	2,026,562	9,935,259
		44,708,561
Netherlands - 0.8%
HAL Trust	40,521	5,025,472
Heineken Holding NV	136,892	8,253,881
Heineken NV	13,745	954,970
		14,234,323
Norway - 1.0%
Orkla ASA	1,753,522	16,283,277

Singapore - 0.8%
United Overseas Bank Ltd.	386,000	10,611,007
UOL Group Ltd.	764,200	2,850,046
		13,461,053
South Korea - 3.4%
KT&G Corp.	419,335	31,799,664
Samsung Electronics Co. Ltd.	261,779	9,349,103
Samsung Electronics Co. Ltd. (Preference)	372,602	10,936,048
Samsung Life Insurance Co. Ltd. *	93,252	5,690,314
		57,775,129
Sweden - 0.6%
Svenska Handelsbanken AB, Class A	996,753	11,027,758

Switzerland - 5.2%
Cie Financiere Richemont SA (Registered)	168,707	32,614,215
Nestle SA (Registered)	430,180	36,539,761
Schindler Holding AG	61,668	17,819,463
Schindler Holding AG (Registered)	7,544	2,121,657
		89,095,096
Taiwan - 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	47,844	10,014,706

Thailand - 0.8%
Bangkok Bank PCL, NVDR	1,467,900	6,698,916
Thai Beverage PCL	17,954,100	7,058,396
		13,757,312
United Kingdom - 9.9%
BAE Systems plc	792,277	11,976,248
Berkeley Group Holdings plc	214,849	10,279,426
British American Tobacco plc	1,195,354	47,426,832
Diageo plc	204,043	6,078,532
Great Portland Estates plc, REIT	523,564	1,872,847
Haleon plc	4,109,584	19,155,656
Lloyds Banking Group plc	11,546,087	8,877,393

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Shares	Value ($)
Reckitt Benckiser Group plc	243,748	16,118,758
Unilever plc	842,191	48,209,505
		169,995,197
United States - 21.0%
Analog Devices, Inc. (b)	64,448	13,655,887
Bank of New York Mellon Corp. (The) (b)	56,934	4,892,339
Becton Dickinson & Co. (b)	108,494	26,863,114
BXP, Inc., REIT	97,307	7,117,034
CH Robinson Worldwide, Inc. (b)	133,684	13,300,221
Colgate-Palmolive Co.	232,838	20,187,055
Comcast Corp., Class A	589,302	19,835,905
Dollar General Corp.	7,101	504,597
Douglas Emmett, Inc., REIT	366,396	6,727,031
Elevance Health, Inc.	17,617	6,971,047
Equity Residential, REIT (b)	345,193	24,380,982
Exxon Mobil Corp. (b)	395,470	42,248,060
Fidelity National Financial, Inc.	84,603	4,921,357
General Dynamics Corp.	7,297	1,875,183
HCA Healthcare, Inc.	66,205	21,841,692
IDACORP, Inc.	45,996	5,056,800
Kraft Heinz Co. (The)	133,886	3,995,158
Linde plc	53	23,644
Medtronic plc	233,926	21,245,159
Noble Corp. plc	47,527	1,523,240
ONEOK, Inc.	11,079	1,076,546
Oracle Corp.	16,238	2,761,434
Philip Morris International, Inc. (b)	345,192	44,943,998
PPG Industries, Inc.	14,351	1,655,818
Royal Gold, Inc.	90,423	12,642,944
Schlumberger NV	153,224	6,171,863
Texas Instruments, Inc. (b)	116,702	21,544,356
Universal Health Services, Inc., Class B	19,258	3,631,289
US Bancorp (b)	326,193	15,585,502
Weyerhaeuser Co., REIT	129,131	3,953,991
		361,133,246
TOTAL COMMON STOCKS (Cost $932,825,761)		1,088,871,487

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 12.0%

Australia - 0.2%
Nufarm Australia Ltd.
5.00%, 01/27/2030 (c)	2,595,000	2,412,345

Canada - 0.5%
Transcanada Trust
Series 16-A, 5.88%, 08/15/2076	9,142,000	9,008,496

Mexico - 0.4%
Mexico Remittances Funding Fiduciary Estate Management Sarl
12.50%, 10/15/2031 ‡(c)	7,000,000	6,800,500

Norway - 0.2%
DNB Boligkreditt A/S
(NIBOR 3M + 0.45%), 5.12%, 10/05/2027 ‡(d)	46,000,000	4,080,612

Poland - 0.1%
Canpack SA
3.13%, 11/01/2025 (c)	420,000	411,565
3.88%, 11/15/2029 (c)	1,000,000	903,459
United Kingdom - 0.1%
BAT Capital Corp.
3.22%, 09/06/2026	2,425,000	2,367,728

United States - 10.5%
ACCO Brands Corp.
4.25%, 03/15/2029 (c)	6,858,000	6,337,312
American Airlines, Inc.
5.50%, 04/20/2026 (c)	1,778,268	1,777,251
5.75%, 04/20/2029 (c)	502,000	500,773
AMN Healthcare, Inc.
4.63%, 10/01/2027 (c)	2,959,000	2,866,572
Aramark Services, Inc.
5.00%, 02/01/2028 (c)	1,800,000	1,764,444
Ball Corp.
6.88%, 03/15/2028	4,152,000	4,260,936
Bank of New York Mellon Corp. (The)
Series F, (CME Term SOFR 3 Month + 3.39%), 4.63%, 09/20/2026 (d)(e)	1,775,000	1,750,992
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 3.75%, 12/20/2026 (d)(e)	9,889,000	9,441,341
Carnival Corp.
4.00%, 08/01/2028 (c)	1,206,000	1,151,031
CCO Holdings LLC
5.13%, 05/01/2027 (c)	1,807,000	1,773,625
5.38%, 06/01/2029 (c)	1,900,000	1,836,254
6.38%, 09/01/2029 (c)	1,835,000	1,836,077
Centene Corp.
4.25%, 12/15/2027	3,573,000	3,462,545
4.63%, 12/15/2029	900,000	856,703
Charles River Laboratories International, Inc.
4.25%, 05/01/2028 (c)	2,282,000	2,182,813
3.75%, 03/15/2029 (c)	1,522,000	1,405,424
4.00%, 03/15/2031 (c)	2,000,000	1,797,911
Charter Communications Operating LLC
4.20%, 03/15/2028	3,640,000	3,531,769

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
CITGO Petroleum Corp.
7.00%, 06/15/2025 (c)	9,457,000	9,463,667
6.38%, 06/15/2026 (c)	4,182,000	4,194,049
Crown Americas LLC
4.75%, 02/01/2026	875,000	872,709
5.25%, 04/01/2030	900,000	880,742
Diamond Foreign Asset Co.
8.50%, 10/01/2030 (c)	1,775,000	1,850,102
Dollar General Corp.
3.50%, 04/03/2030	2,750,000	2,529,716
Edgewell Personal Care Co.
5.50%, 06/01/2028 (c)	1,770,000	1,745,124
4.13%, 04/01/2029 (c)	1,557,000	1,457,406
Embecta Corp.
5.00%, 02/15/2030 (c)	4,893,000	4,549,679
6.75%, 02/15/2030 (c)	2,292,000	2,189,058
Enterprise Products Operating LLC
Series E, (CME Term SOFR 3 Month + 3.29%), 5.25%, 08/16/2077 (d)	6,250,000	6,131,601
Fair Isaac Corp.
5.25%, 05/15/2026 (c)	1,715,000	1,717,514
4.00%, 06/15/2028 (c)	2,764,000	2,632,793
GE HealthCare Technologies, Inc.
5.60%, 11/15/2025	2,525,000	2,539,945
HCA, Inc.
5.38%, 02/01/2025	8,401,000	8,401,000
5.88%, 02/15/2026	3,449,000	3,464,586
3.50%, 09/01/2030	2,788,000	2,547,518
5.45%, 04/01/2031	4,150,000	4,170,326
Iron Mountain, Inc.
REIT, 4.88%, 09/15/2027 (c)	3,609,000	3,542,192
REIT, 5.25%, 03/15/2028 (c)	1,005,000	987,642
REIT, 5.00%, 07/15/2028 (c)	1,596,000	1,554,891
REIT, 4.88%, 09/15/2029 (c)	1,322,000	1,267,330
JPMorgan Chase & Co.
(SOFR + 0.92%), 2.60%, 02/24/2026 (d)	1,750,000	1,747,831
KeyBank NA
4.15%, 08/08/2025	2,575,000	2,565,860
KFC Holding Co.
4.75%, 06/01/2027 (c)	2,322,000	2,294,926
Kraft Heinz Foods Co.
3.00%, 06/01/2026	1,800,000	1,760,114
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	2,625,000	2,625,000
Lamb Weston Holdings, Inc.
4.13%, 01/31/2030 (c)	2,583,000	2,392,866
Manufacturers & Traders Trust Co.
4.65%, 01/27/2026	3,480,000	3,478,851
4.70%, 01/27/2028	3,825,000	3,801,970
Mellon Capital IV
Series 1, (CME Term SOFR 3 Month + 0.83%, 4.00% Floor), 5.18%, 03/02/2025 (d)(e)	6,183,000	5,297,322
Mileage Plus Holdings LLC
6.50%, 06/20/2027 (c)	2,719,783	2,743,774
MSCI, Inc.
4.00%, 11/15/2029 (c)	4,725,000	4,473,340
Noble Finance II LLC
8.00%, 04/15/2030 (c)	1,750,000	1,780,532
Roller Bearing Co. of America, Inc.
4.38%, 10/15/2029 (c)	6,359,000	5,981,432
Service Corp. International
4.63%, 12/15/2027	1,749,000	1,718,368
5.13%, 06/01/2029	857,000	837,565
Teleflex, Inc.
4.63%, 11/15/2027	2,919,000	2,865,174
4.25%, 06/01/2028 (c)	782,000	752,239
Truist Financial Corp.
Series N, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 4.80%, 03/01/2025 (d)(e)	14,157,000	14,084,364
WESCO Distribution, Inc.
7.25%, 06/15/2028 (c)	2,136,000	2,176,507
TOTAL CORPORATE BONDS (Cost $204,491,001)		206,586,103

U.S. TREASURY OBLIGATIONS - 9.0%

U.S. Treasury Bonds
6.63%, 02/15/2027	15,950,000	16,754,353
6.13%, 11/15/2027	21,467,400	22,550,833
U.S. Treasury Inflation Linked Notes
0.38%, 07/15/2025	13,375,000	17,790,215
0.13%, 04/15/2026	3,640,000	4,304,024
0.13%, 04/15/2027	16,530,800	17,879,406
1.25%, 04/15/2028	16,375,000	16,969,879
2.13%, 04/15/2029	4,300,000	4,438,379
1.88%, 07/15/2034	3,565,000	3,523,920
U.S. Treasury Notes
1.75%, 03/15/2025	12,430,000	12,396,821
2.75%, 06/30/2025	8,350,000	8,298,139
1.75%, 12/31/2026	18,610,000	17,785,635
3.38%, 05/15/2033	9,250,000	8,531,680
3.88%, 08/15/2034	3,600,000	3,414,937
TOTAL U.S. TREASURY OBLIGATIONS (Cost 155,160,147)		154,638,221

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Ounces	Value ($)
COMMODITIES - 7.9%

Gold bullion*
(Cost $59,207,085)	48,278	135,200,940

Investments	Shares	Value ($)
PREFERRED STOCKS - 1.8%

United States - 1.8%
Charles Schwab Corp. (The)
Series D, 5.95%, (e)	139,464	3,525,650
MetLife, Inc.
Series A, (SOFR + 1.00%, 4.00% Floor), 5.62%, (d)(e)	128,986	3,232,389
Northern Trust Corp.
Series E, 4.70%, (e)	135,349	2,785,482
State Street Corp.
Series G, 5.35%, (e)	100,371	2,390,837
Truist Financial Corp.
Series R, 4.75%, (e)	499,123	10,256,978
US Bancorp
Series A, (CME Term SOFR 3 Month + 1.28%), 5.58%, (d)(e)	5,200	4,522,440
Series B, (CME Term SOFR 3 Month + 0.86%, 1.02% Floor), 5.16%, (d)(e)	213,750	4,817,925
TOTAL PREFERRED STOCKS (Cost 32,496,797)		31,531,701

Investments	Principal Amount ($)	Value ($)
CONVERTIBLE PREFERRED STOCKS - 1.5%

United States - 1.5%
Bank of America Corp.
Series L, 7.25%, (e)	10,496	12,847,104
Wells Fargo & Co.
Series L, 7.50%, (e)	11,123	13,224,135
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $30,438,618)		26,071,239

Investments	Shares	Value ($)
MASTER LIMITED PARTNERSHIPS - 1.2%

United States - 1.2%
Enterprise Products Partners LP (Cost $11,024,328)	612,186	19,987,873

Investments	Principal Amount ($)		Value ($)
FOREIGN GOVERNMENT SECURITIES - 1.0%

Brazil - 0.3%
Notas do Tesouro Nacional
10.00%, 01/01/2027	BRL	30,000,000	4,752,262

Canada - 0.0%(f)
Province of Quebec
2.50%, 04/20/2026		893,000	873,095

Colombia - 0.2%
Republic of Colombia
3.00%, 01/30/2030		4,290,000	3,591,169

Mexico - 0.3%
Mex Bonos Desarr Fix Rt
Series M, 5.75%, 03/05/2026	MXN	55,300,000	2,568,640
United Mexican States
6.00%, 05/13/2030		2,550,000	2,565,090
			5,133,730
Saudi Arabia - 0.2%
Kingdom of Saudi Arabia
4.75%, 01/18/2028 (c)		2,600,000	2,592,824

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost 17,733,471)			16,943,080

MUNICIPAL BONDS - 0.2%
New York 0.2%
Oneida Indian Nation of New York,
Revenue, Series 2024 A, 8.00%, 09/01/2040 (c) (Cost $2,934,600)		3,000,000	2,938,172

ASSET-BACKED SECURITIES - 0.2%

United States - 0.2%
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 10/15/2027 (Cost $2,823,173)		2,832,197	2,875,089

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
LOAN ASSIGNMENTS - 0.1%

United States - 0.1%
Aramark Services, Inc., First Lien Term Loan B7
(CME Term SOFR 1 Month + 2.00%), 6.31%, 04/06/2028 (d) (Cost $2,500,000)	2,500,000	2,515,937

SHORT-TERM INVESTMENTS - 1.3%

COMMERCIAL PAPER - 1.1%
Conagra Brands, Inc.
4.60%, 02/03/2025 (c)(g)	1,839,000	1,838,291
CVS Health Corp.
4.70%, 02/03/2025 (g)	8,066,000	8,062,837
Entergy Corp.
4.47%, 02/03/2021 (c)(g)	2,097,000	2,096,216
General Motors Financial Co., Inc.
4.46%, 02/03/2021 (c)(g)	6,227,000	6,224,678
TOTAL COMMERCIAL PAPER (Cost $18,224,360)		18,222,022

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.2%
JP Morgan U.S. Government Money Market Fund, Capital Shares 4.39% (h) (Cost $3,461,173)	3,461,173	3,461,173

TOTAL SHORT-TERM INVESTMENTS (Cost $21,685,533)		21,683,195

Total Investments - 99.6% (Cost $1,473,320,514)		1,709,843,037
Other assets less liabilities - 0.4%		6,239,337
Net Assets - 100.0%		1,716,082,374

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	All or a portion of the security pledged as collateral for call options written.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at January 31, 2025 amounted to $111,194,600, which represents approximately 6.48% of net assets of the Fund.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2025.
(e)	Perpetual security. The rate reflected was the rate in effect on January 31, 2025. The maturity date reflects the next call date.
(f)	Represents less than 0.05% of net assets.
(g)	The rate shown was the current yield as of January 31, 2025.
(h)	Represents 7-day effective yield as of January 31, 2025.

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
January 31, 2025 (unaudited)

Forward Foreign Currency Exchange Contracts outstanding as of January 31, 2025
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	1,876,000	USD	2,325,747	JPMorgan Chase Bank	02/05/2025	$294
JPY	190,539,000	USD	1,226,870	JPMorgan Chase Bank	02/05/2025	1,822
USD	8,971,089	EUR	8,009,000	JPMorgan Chase Bank	02/05/2025	662,184
USD	3,623,292	GBP	2,704,000	JPMorgan Chase Bank	02/05/2025	270,619
USD	1,377,394	JPY	190,539,000	JPMorgan Chase Bank	02/05/2025	148,702
USD	8,685,261	EUR	8,009,000	UBS AG	03/05/2025	366,508
USD	1,095,443	JPY	164,851,000	UBS AG	03/05/2025	29,224
USD	8,466,672	EUR	8,009,000	Bank of New York Mellon	04/02/2025	135,887
USD	1,222,052	JPY	185,400,000	Bank of New York Mellon	04/02/2025	18,990
USD	8,205,402	EUR	7,821,000	Goldman Sachs	05/07/2025	54,541
USD	2,234,400	GBP	1,777,000	Goldman Sachs	05/07/2025	31,714
USD	9,323,408	EUR	8,923,000	JPMorgan Chase Bank	06/04/2025	9,292
Total unrealized appreciation						1,729,777
EUR	8,009,000	USD	8,320,203	JPMorgan Chase Bank	02/05/2025	(11,297)
GBP	828,000	USD	1,055,123	JPMorgan Chase Bank	02/05/2025	(28,491)
USD	1,345,790	JPY	209,230,000	Goldman Sachs	05/07/2025	(17,721)
USD	2,568,692	GBP	2,073,000	JPMorgan Chase Bank	06/04/2025	(820)
USD	1,361,367	JPY	208,653,000	JPMorgan Chase Bank	06/04/2025	(2,445)
Total unrealized depreciation						(60,774)
Net unrealized appreciation						$1,669,003

Abbreviations
ADR	American Depositary Receipt
BRL	Brazilian Real
EUR	Euro
Fix Rt	Fixed Rate
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NIBOR	Norwegian Interbank Offered Rate
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
January 31, 2025 (unaudited)

Written Call Options Contracts as of January 31, 2025:

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Analog Devices, Inc.	Exchange Traded	75	USD	(1,589,175)	USD	250.00	02/21/2025	(2,625)
Analog Devices, Inc.	Exchange Traded	75	USD	(1,589,175)	USD	260.00	03/21/2025	(3,525)
Bank of New York Mellon Corp. (The)	Exchange Traded	215	USD	(1,847,495)	USD	87.50	03/21/2025	(40,850)
Bank of New York Mellon Corp. (The)	Exchange Traded	215	USD	(1,847,495)	USD	95.00	06/20/2025	(34,400)
Becton Dickinson & Co.	Exchange Traded	75	USD	(1,857,000)	USD	285.00	03/21/2025	(3,750)
Becton Dickinson & Co.	Exchange Traded	70	USD	(1,733,200)	USD	285.00	09/19/2025	(28,350)
Becton Dickinson & Co.	Exchange Traded	73	USD	(1,807,480)	USD	290.00	03/21/2025	(16,060)
Becton Dickinson & Co.	Exchange Traded	70	USD	(1,733,200)	USD	290.00	09/19/2025	(23,800)
CH Robinson Worldwide, Inc.	Exchange Traded	195	USD	(1,940,055)	USD	110.00	05/16/2025	(43,875)
CH Robinson Worldwide, Inc.	Exchange Traded	163	USD	(1,621,687)	USD	120.00	02/21/2025	(5,705)
CH Robinson Worldwide, Inc.	Exchange Traded	163	USD	(1,621,687)	USD	120.00	03/21/2025	(7,335)
CH Robinson Worldwide, Inc.	Exchange Traded	163	USD	(1,621,687)	USD	135.00	05/16/2025	(15,485)
Equity Residential, REIT	Exchange Traded	238	USD	(1,680,994)	USD	85.00	04/17/2025	(46,410)
Exxon Mobil Corp.	Exchange Traded	151	USD	(1,613,133)	USD	145.00	06/20/2025	(1,359)
Exxon Mobil Corp.	Exchange Traded	143	USD	(1,527,669)	USD	155.00	02/21/2025	(1,430)
Philip Morris International, Inc.	Exchange Traded	481	USD	(6,262,620)	USD	120.00	03/21/2025	(572,390)
Philip Morris International, Inc.	Exchange Traded	131	USD	(1,705,620)	USD	150.00	02/21/2025	(1,441)
Philip Morris International, Inc.	Exchange Traded	269	USD	(3,502,380)	USD	150.00	03/21/2025	(6,725)
Philip Morris International, Inc.	Exchange Traded	131	USD	(1,705,620)	USD	155.00	06/20/2025	(11,462)
Philip Morris International, Inc.	Exchange Traded	135	USD	(1,757,700)	USD	160.00	03/21/2025	(10,800)
Philip Morris International, Inc.	Exchange Traded	136	USD	(1,770,720)	USD	160.00	06/20/2025	(8,840)
Philip Morris International, Inc.	Exchange Traded	131	USD	(1,705,620)	USD	165.00	09/19/2025	(11,463)
Philip Morris International, Inc.	Exchange Traded	136	USD	(1,770,720)	USD	170.00	09/19/2025	(8,500)
Texas Instruments, Inc.	Exchange Traded	176	USD	(3,249,136)	USD	250.00	03/21/2025	(5,280)
US Bancorp	Exchange Traded	336	USD	(1,605,408)	USD	60.00	02/21/2025	(4,704)
								(916,564)
Total Written Options Contracts (Premiums Received ($599,630))								(916,564)

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
January 31, 2025 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	0.8%
Air Freight & Logistics	0.8
Banks	7.9
Beverages	5.2
Capital Markets	2.0
Chemicals	1.5
Commercial Services & Supplies	1.2
Commodities	7.9
Consumer Staples Distribution & Retail	0.5
Containers & Packaging	0.4
Diversified Consumer Services	0.1
Diversified Telecommunication Services	0.3
Electric Utilities	0.3
Electronic Equipment, Instruments & Components	0.1
Energy Equipment & Services	0.7
Financial Services	1.0
Food Products	3.9
Foreign Government Securities	1.0
Ground Transportation	0.1
Health Care Equipment & Supplies	3.5
Health Care Providers & Services	3.5
Hotels, Restaurants & Leisure	0.5
Hotels, Restaurants and Leisure	0.1
Household Durables	0.6
Household Products	2.4
Industrial Conglomerates	2.3
Insurance	2.7
Leisure Products	0.8
Life Sciences Tools & Services	0.3
Machinery	2.0
Media	1.3
Metals & Mining	3.1
Office REITs	0.9
Oil, Gas & Consumable Fuels	6.5
Passenger Airlines	0.5
Personal Care Products	4.1
Pharmaceuticals	0.8
Professional Services	0.2
Real Estate Management & Development	1.6
Residential REITs	1.4
Semiconductors & Semiconductor Equipment	2.6
Software	0.5
Specialized REITs	0.6
Specialty Retail	0.2
Technology Hardware, Storage & Peripherals	1.2
Textiles, Apparel & Luxury Goods	1.9
Tobacco	7.4
Trading Companies & Distributors	0.1
U.S. Treasury Obligations	9.0
Short-Term Investments	1.3
Total Investments	99.6%

See Notes to Schedule of Investments.	(Continued)

First Eagle Rising Dividend Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 96.4%

Air Freight & Logistics - 5.0%
CH Robinson Worldwide, Inc.	100,867	10,035,258
Expeditors International of Washington, Inc.	98,777	11,219,092
		21,254,350
Beverages - 2.2%
PepsiCo, Inc.	62,305	9,388,740

Electronic Equipment, Instruments & Components - 4.4%
TE Connectivity plc (Ireland)	127,282	18,833,918

Food Products - 1.4%
Nestle SA (Registered) (Switzerland)	70,600	5,996,809

Health Care Equipment & Supplies - 8.1%
Becton Dickinson & Co.	63,824	15,802,822
Medtronic plc	204,323	18,556,615
		34,359,437
Health Care Providers & Services - 10.4%
Elevance Health, Inc.	17,642	6,980,939
HCA Healthcare, Inc.	47,483	15,665,117
UnitedHealth Group, Inc.	40,026	21,713,705
		44,359,761
Hotels, Restaurants & Leisure - 1.2%
Starbucks Corp.	49,502	5,330,375

Insurance - 2.9%
Fidelity National Financial, Inc.	79,432	4,620,559
Willis Towers Watson plc	23,168	7,635,362
		12,255,921
Interactive Media & Services - 12.9%
Alphabet, Inc., Class A	148,001	30,195,164
Meta Platforms, Inc., Class A	35,618	24,547,213
		54,742,377
IT Services - 0.2%
Accenture plc, Class A	2,654	1,021,657

Machinery - 4.5%
Schindler Holding AG (Switzerland)	66,340	19,169,474

Media - 4.9%
Comcast Corp., Class A	615,262	20,709,719

Oil, Gas & Consumable Fuels - 2.8%
Exxon Mobil Corp.	110,240	11,776,939

Semiconductors & Semiconductor Equipment - 5.3%
Texas Instruments, Inc.	121,683	22,463,899

Software - 8.2%
Microsoft Corp.	14,933	6,198,091
Oracle Corp.	169,444	28,815,647
		35,013,738
Specialized REITs - 2.5%
Extra Space Storage, Inc., REIT	68,687	10,577,798

Specialty Retail - 7.5%
Home Depot, Inc. (The)	51,017	21,017,984
Ross Stores, Inc.	71,865	10,819,994
		31,837,978
Technology Hardware, Storage & Peripherals - 3.4%
Samsung Electronics Co. Ltd. (Preference) (South Korea)	495,542	14,544,396

Textiles, Apparel & Luxury Goods - 2.9%
LVMH Moet Hennessy Louis Vuitton SE (France)	16,771	12,266,386

Tobacco - 5.7%
British American Tobacco plc (United Kingdom)	127,551	5,060,710
Philip Morris International, Inc.	148,593	19,346,809
		24,407,519
TOTAL COMMON STOCKS (Cost $293,869,385)		410,311,191

MASTER LIMITED PARTNERSHIPS - 2.6%

Oil, Gas & Consumable Fuels - 2.6%
Enterprise Products Partners LP (Cost $8,598,968)	344,214	11,238,587

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 1.0%

COMMERCIAL PAPER - 0.8%
Conagra Brands, Inc.
4.60%, 02/03/2025 (a)(b)	355,000	354,863
CVS Health Corp.
4.70%, 02/03/2025 (b)	1,555,000	1,554,390
Entergy Corp.
4.47%, 02/03/2021 (a)(b)	404,000	403,849
General Motors Financial Co., Inc.
4.46%, 02/03/2021 (a)(b)	1,200,000	1,199,553
TOTAL COMMERCIAL PAPER (Cost $3,513,106)		3,512,655

See Notes to Schedule of Investments.	(Continued)

First Eagle Rising Dividend Fund

Schedule of Investments

January 31, 2025 (unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.2%
JP Morgan U.S. Government Money Market Fund, Capital Shares 4.39% (c)
(Cost $667,924)	667,924	667,924

TOTAL SHORT-TERM INVESTMENTS (Cost $4,181,030)		4,180,579

Total Investments - 100.0% (Cost $306,649,383)		425,730,357
Other assets less liabilities - 0.0% (d)		148,614
Net Assets - 100.0%		425,878,971

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at January 31, 2025 amounted to $1,958,265, which represents approximately 0.46% of net assets of the Fund.
(b)	The rate shown was the current yield as of January 31, 2025.
(c)	Represents 7-day effective yield as of January 31, 2025.
(d)	Represents less than 0.05% of net assets.

Abbreviations
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust

See Notes to Schedule of Investments.	(Continued)

First Eagle Rising Dividend Fund

Schedule of Investments

January 31, 2025 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Air Freight & Logistics	5.0%
Beverages	2.2
Electronic Equipment, Instruments & Components	4.4
Food Products	1.4
Health Care Equipment & Supplies	8.1
Health Care Providers & Services	10.4
Hotels, Restaurants & Leisure	1.2
Insurance	2.9
Interactive Media & Services	12.9
IT Services	0.2
Machinery	4.5
Media	4.9
Oil, Gas & Consumable Fuels	5.4
Semiconductors & Semiconductor Equipment	5.3
Software	8.2
Specialized REITs	2.5
Specialty Retail	7.5
Technology Hardware, Storage & Peripherals	3.4
Textiles, Apparel & Luxury Goods	2.9
Tobacco	5.7
Short-Term Investments	1.0
Total Investments	100.0%

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund

Schedule of Investments

January 31, 2025 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 96.2%

Aerospace & Defense - 3.6%
AAR Corp. *	180,159	12,207,574
Astronics Corp. *	359,155	6,357,043
Curtiss-Wright Corp.	12,333	4,278,811
Ducommun, Inc. *	214,652	14,677,904
Kratos Defense & Security Solutions, Inc. *	383,470	12,796,394
Leonardo DRS, Inc. *	211,935	7,449,515
Triumph Group, Inc. *	220,989	4,141,334
V2X, Inc. *	114,198	5,953,142
		67,861,717
Air Freight & Logistics - 1.1%
Air Transport Services Group, Inc. *	184,051	4,089,613
GXO Logistics, Inc. *	289,369	13,151,821
Radiant Logistics, Inc. *	462,611	3,247,529
		20,488,963
Automobile Components - 0.5%
Goodyear Tire & Rubber Co. (The) *	924,865	8,203,553
Holley, Inc. *	225,625	688,156
		8,891,709
Banks - 3.6%
Ameris Bancorp	154,259	10,127,103
Axos Financial, Inc. *	135,059	9,444,676
Customers Bancorp, Inc. *	67,077	3,822,048
Dime Community Bancshares, Inc.	313,759	9,798,694
Old National Bancorp	505,384	12,053,408
Seacoast Banking Corp. of Florida	508,311	14,461,448
Valley National Bancorp	867,212	8,914,939
		68,622,316
Biotechnology - 0.5%
CareDx, Inc. *	398,846	9,293,112

Building Products - 2.0%
American Woodmark Corp. *	94,758	7,377,858
AZEK Co., Inc. (The), Class A *	53,334	2,732,301
Insteel Industries, Inc.	440,637	12,641,876
Janus International Group, Inc. *	1,011,597	8,386,139
JELD-WEN Holding, Inc. *	217,258	1,937,941
Quanex Building Products Corp.	207,360	4,354,560
		37,430,675
Capital Markets - 1.4%
Evercore, Inc., Class A	32,229	9,387,341
Forge Global Holdings, Inc. *	155,774	119,946
Moelis & Co., Class A	96,117	7,525,000
Perella Weinberg Partners, Class A	392,126	10,124,693
		27,156,980
Chemicals - 3.4%
AdvanSix, Inc.	319,733	10,001,248
Ashland, Inc.	108,608	6,895,522
Intrepid Potash, Inc. *	584,475	15,365,848
Kronos Worldwide, Inc.	436,277	4,183,897
LSB Industries, Inc. *	1,570,478	13,254,834
Mativ Holdings, Inc.	563,747	5,383,784
Tronox Holdings plc, Class A	919,846	9,446,818
		64,531,951
Commercial Services & Supplies - 1.7%
ACCO Brands Corp.	488,090	2,567,353
CECO Environmental Corp. *	492,826	13,956,832
Healthcare Services Group, Inc. *	345,044	3,826,538
Interface, Inc., Class A	152,065	3,765,130
Quest Resource Holding Corp. *	66,189	387,206
VSE Corp.	77,620	7,944,407
		32,447,466
Communications Equipment - 2.4%
ADTRAN Holdings, Inc. *	1,057,151	10,962,656
Aviat Networks, Inc. *	253,845	4,835,747
Ceragon Networks Ltd. (Israel) *	405,038	1,867,225
Digi International, Inc. *	175,021	5,469,406
KVH Industries, Inc. *	40,135	245,225
Lantronix, Inc. *	574,991	2,259,715
NETGEAR, Inc. *	107,248	2,965,407
NetScout Systems, Inc. *	206,075	4,912,828
Ribbon Communications, Inc. *	805,113	3,300,964
Viavi Solutions, Inc. *	728,775	8,774,451
		45,593,624
Construction & Engineering - 1.3%
Ameresco, Inc., Class A *	412,718	9,339,808
Arcosa, Inc.	113,874	11,535,436
Concrete Pumping Holdings, Inc.	216,752	1,833,722
Dycom Industries, Inc. *	3,071	580,910
Matrix Service Co. *	94,742	1,284,702
Orion Group Holdings, Inc. *	114,780	904,467
		25,479,045
Consumer Staples Distribution & Retail - 1.5%
Chefs' Warehouse, Inc. (The) *	314,051	16,914,787
Grocery Outlet Holding Corp. *	535,591	8,671,218
Natural Grocers by Vitamin Cottage, Inc.	69,639	3,032,082
		28,618,087
Containers & Packaging - 0.6%
Sealed Air Corp.	178,668	6,223,007
TriMas Corp.	230,178	5,593,325
		11,816,332
Diversified Consumer Services - 1.2%
Lincoln Educational Services Corp. *	759,639	12,397,308
Universal Technical Institute, Inc. *	383,495	10,519,268
		22,916,576
Diversified REITs - 0.2%
Armada Hoffler Properties, Inc., REIT	473,212	4,628,013

Electrical Equipment - 0.8%
LSI Industries, Inc.	322,718	6,799,668

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund

Schedule of Investments

January 31, 2025 (unaudited)

Investments	Shares	Value ($)
Thermon Group Holdings, Inc. *	294,722	8,157,905
		14,957,573
Electronic Equipment, Instruments & Components - 5.2%
Advanced Energy Industries, Inc.	102,531	11,799,267
Airgain, Inc. *	515,085	3,538,634
Avnet, Inc.	143,149	7,395,077
Belden, Inc.	71,372	8,312,697
Benchmark Electronics, Inc.	213,124	9,091,870
Fabrinet (Thailand) *	55,062	11,904,955
OSI Systems, Inc. *	36,136	7,098,556
Sanmina Corp. *	127,185	10,649,200
TTM Technologies, Inc. *	671,040	16,500,874
Vishay Intertechnology, Inc.	600,501	10,166,482
Vishay Precision Group, Inc. *	90,332	2,104,735
		98,562,347
Energy Equipment & Services - 2.6%
Geospace Technologies Corp. *	320,280	2,911,345
Helix Energy Solutions Group, Inc. *	307,287	2,464,442
Helmerich & Payne, Inc.	122,894	3,882,221
Liberty Energy, Inc., Class A	311,837	5,709,736
Natural Gas Services Group, Inc. *	218,915	5,729,006
NOV, Inc.	182,764	2,640,940
NPK International, Inc. *	420,173	2,907,597
Oil States International, Inc. *	2,242,273	11,390,747
ProPetro Holding Corp. *	419,640	3,726,403
RPC, Inc.	280,231	1,717,816
SEACOR Marine Holdings, Inc. *	909,232	6,164,593
Smart Sand, Inc.	208,201	497,600
		49,742,446
Financial Services - 3.2%
Cantaloupe, Inc. *	497,681	4,051,123
International Money Express, Inc. *	516,692	9,770,646
MGIC Investment Corp.	495,587	12,657,292
NMI Holdings, Inc., Class A *	265,904	10,269,212
Radian Group, Inc.	245,140	8,339,663
Remitly Global, Inc. *	510,014	11,985,329
Repay Holdings Corp., Class A *	348,264	2,601,532
		59,674,797
Food Products - 1.9%
Ingredion, Inc.	93,653	12,778,015
Mama's Creations, Inc. *	1,093,824	8,422,445
SunOpta, Inc. (Canada) *	293,650	2,152,455
Utz Brands, Inc.	478,508	6,392,867
Vital Farms, Inc. *	142,423	6,248,809
		35,994,591
Gas Utilities - 0.5%
ONE Gas, Inc.	121,048	8,550,831

Ground Transportation - 2.1%
FTAI Infrastructure, Inc.	1,078,458	7,570,775
Heartland Express, Inc.	650,166	7,437,899
Proficient Auto Logistics, Inc. *	349,781	3,441,845
RXO, Inc. *	310,169	7,955,835
Werner Enterprises, Inc.	358,915	12,956,832
		39,363,186
Health Care Equipment & Supplies - 3.2%
Alphatec Holdings, Inc. *	612,926	7,226,397
AngioDynamics, Inc. *	328,388	3,746,907
Artivion, Inc. *	452,529	14,010,298
Embecta Corp.	340,989	6,113,933
Enovis Corp. *	299,114	14,052,376
ICU Medical, Inc. *	16,386	2,693,203
Inogen, Inc. *	64,451	753,432
SI-BONE, Inc. *	223,167	3,740,279
Treace Medical Concepts, Inc. *	118,019	1,186,091
Varex Imaging Corp. *	141,040	1,937,890
Zimvie, Inc. *	309,518	4,283,729
		59,744,535
Health Care Providers & Services - 3.9%
AdaptHealth Corp., Class A *	761,273	8,236,974
Aveanna Healthcare Holdings, Inc. *	569,523	2,619,806
Brookdale Senior Living, Inc. *	1,681,010	7,783,076
Concentra Group Holdings Parent, Inc.	270,415	6,303,374
DocGo, Inc. *	546,851	2,674,101
InfuSystem Holdings, Inc. *	804,835	6,511,115
LifeStance Health Group, Inc. *	791,016	6,304,397
Pennant Group, Inc. (The) *	383,908	10,162,045
Performant Healthcare, Inc. *	2,382,975	5,623,821
Progyny, Inc. *	132,922	3,079,803
RadNet, Inc. *	59,499	3,895,400
Select Medical Holdings Corp.	326,611	6,424,438
Talkspace, Inc. *	662,129	2,052,600
Viemed Healthcare, Inc. *	354,688	2,904,895
		74,575,845
Health Care REITs - 0.0%(a)
Strawberry Fields REIT, Inc., REIT	86,641	970,379

Health Care Technology - 1.0%
HealthStream, Inc.	455,371	14,867,863
iCAD, Inc. *	637,421	2,039,747
LifeMD, Inc. *	272,321	1,516,828
		18,424,438
Hotels, Restaurants & Leisure - 2.5%
Cheesecake Factory, Inc. (The)	288,589	16,204,272
Denny's Corp. *	1,396,953	8,842,713
El Pollo Loco Holdings, Inc. *	442,738	5,255,300
Portillo's, Inc., Class A *	316,537	4,403,030
Potbelly Corp. *	975,327	12,103,808
		46,809,123
Household Durables - 4.2%
Beazer Homes USA, Inc. *	542,551	12,022,930
Cavco Industries, Inc. *	6,359	3,234,442
Century Communities, Inc.	142,926	10,916,688
Champion Homes, Inc. *	73,988	6,831,312
Ethan Allen Interiors, Inc.	184,229	5,714,784
Hooker Furnishings Corp.	149,092	1,897,941

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund

Schedule of Investments

January 31, 2025 (unaudited)

Investments	Shares	Value ($)
Installed Building Products, Inc.	54,670	10,870,583
LGI Homes, Inc. *	101,677	9,077,722
Smith Douglas Homes Corp., Class A *	170,363	4,133,006
Taylor Morrison Home Corp., Class A *	193,404	12,466,822
Universal Electronics, Inc. *	146,675	1,466,750
		78,632,980
Household Products - 0.7%
Spectrum Brands Holdings, Inc.	165,524	13,996,709

Insurance - 3.7%
Axis Capital Holdings Ltd.	151,834	13,819,931
Citizens, Inc., Class A *	493,790	2,434,385
First American Financial Corp.	110,382	6,978,350
Kemper Corp.	189,846	12,753,854
Lincoln National Corp.	473,897	16,662,218
Old Republic International Corp.	272,385	9,963,843
Stewart Information Services Corp.	111,483	7,267,577
		69,880,158
Interactive Media & Services - 1.6%
Cars.com, Inc. *	518,053	9,283,510
DHI Group, Inc. *	271,908	769,500
EverQuote, Inc., Class A *	297,586	6,011,237
QuinStreet, Inc. *	610,587	14,446,488
		30,510,735
IT Services - 0.6%
Backblaze, Inc., Class A *	1,033,074	6,250,097
Fastly, Inc., Class A *	475,340	4,976,810
		11,226,907
Leisure Products - 0.8%
AMMO, Inc. *	1,486,038	2,600,567
Clarus Corp.	777,769	3,779,957
Johnson Outdoors, Inc., Class A	69,957	2,266,607
YETI Holdings, Inc. *	179,255	6,679,041
		15,326,172
Life Sciences Tools & Services - 0.4%
Azenta, Inc. *	126,836	6,855,486

Machinery - 4.8%
Astec Industries, Inc.	249,872	8,723,032
Columbus McKinnon Corp.	155,372	5,658,648
Enpro, Inc.	58,300	10,826,310
Gencor Industries, Inc. *	67,984	1,046,274
Graham Corp. *	315,275	14,319,790
JBT Marel Corp.	76,645	10,193,785
Luxfer Holdings plc (United Kingdom)	388,793	5,501,421
Manitowoc Co., Inc. (The) *	622,329	6,217,067
Mayville Engineering Co., Inc. *	296,899	4,705,849
Park-Ohio Holdings Corp.	267,605	6,658,012
Shyft Group, Inc. (The)	155,561	1,868,288
Titan International, Inc. *	338,645	2,990,235
Trinity Industries, Inc.	346,890	13,122,849
		91,831,560
Media - 0.7%
Magnite, Inc. *	485,576	8,351,907
National CineMedia, Inc. *	583,077	3,842,478
Thryv Holdings, Inc. *	99,796	1,747,428
		13,941,813
Metals & Mining - 3.3%
Carpenter Technology Corp.	33,846	6,534,309
Century Aluminum Co. *	314,992	5,758,054
Coeur Mining, Inc. *	2,178,880	14,380,608
Commercial Metals Co.	217,815	10,561,849
Ferroglobe plc	1,808,988	7,036,963
Hecla Mining Co.	1,688,508	9,590,726
Kaiser Aluminum Corp.	124,275	8,699,250
		62,561,759
Multi-Utilities - 0.7%
Black Hills Corp.	134,629	7,906,761
Northwestern Energy Group, Inc.	114,263	6,159,918
		14,066,679
Oil, Gas & Consumable Fuels - 6.0%
Core Natural Resources, Inc.	83,799	7,570,402
Dorian LPG Ltd.	329,761	7,927,454
Golar LNG Ltd. (Bermuda)	247,240	10,075,030
Kosmos Energy Ltd. (Ghana) *	1,430,686	4,549,581
Matador Resources Co.	264,113	15,318,554
Murphy Oil Corp.	189,012	5,033,390
Navigator Holdings Ltd.	580,589	9,643,583
PBF Energy, Inc., Class A	408,295	11,946,712
Permian Resources Corp., Class A	588,212	8,617,306
Riley Exploration Permian, Inc.	256,137	8,490,941
Scorpio Tankers, Inc. (Monaco)	205,906	9,805,244
SM Energy Co.	214,697	8,149,898
Vital Energy, Inc. *	213,841	6,821,528
		113,949,623
Paper & Forest Products - 0.9%
Louisiana-Pacific Corp.	137,925	16,133,087

Passenger Airlines - 0.2%
Blade Air Mobility, Inc. *	794,522	3,058,910

Pharmaceuticals - 0.2%
Perrigo Co. plc	121,694	3,031,398

Professional Services - 0.5%
Asure Software, Inc. *	334,560	3,954,499
NV5 Global, Inc. *	272,437	5,132,713
		9,087,212
Real Estate Management & Development - 0.7%
Douglas Elliman, Inc. *	1,184,913	2,109,145
Forestar Group, Inc. *	443,602	10,584,344
		12,693,489
Residential REITs - 0.4%
UMH Properties, Inc., REIT	399,118	7,180,133

Retail REITs - 1.2%
Macerich Co. (The), REIT	282,849	5,877,602

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund

Schedule of Investments

January 31, 2025 (unaudited)

Investments	Shares	Value ($)
Tanger, Inc., REIT	145,543	4,776,721
Whitestone REIT, REIT	962,482	12,897,259
		23,551,582
Semiconductors & Semiconductor Equipment - 5.2%
Alpha & Omega Semiconductor Ltd. *	285,492	10,968,603
Amkor Technology, Inc.	457,523	11,259,641
Amtech Systems, Inc. *(b)	744,090	3,757,654
Axcelis Technologies, Inc. *	58,834	4,000,712
FormFactor, Inc. *	91,521	3,665,416
Ichor Holdings Ltd. *	334,686	9,190,478
inTEST Corp. *	537,276	4,916,075
Kulicke & Soffa Industries, Inc. (Singapore)	129,787	5,756,053
MKS Instruments, Inc.	113,490	12,856,147
Penguin Solutions, Inc. *	428,603	8,692,069
Ultra Clean Holdings, Inc. *	360,488	13,291,193
Veeco Instruments, Inc. *	421,699	10,702,721
		99,056,762
Software - 0.6%
SecureWorks Corp., Class A *	339,381	2,888,132
Silvaco Group, Inc. *	496,587	4,295,478
Sprinklr, Inc., Class A *	370,751	3,303,391
		10,487,001
Specialized REITs - 0.7%
Outfront Media, Inc., REIT	716,598	13,185,403

Specialty Retail - 2.7%
1-800-Flowers.com, Inc., Class A *	318,846	2,560,333
MarineMax, Inc. *	144,870	4,398,253
Monro, Inc.	280,082	5,500,810
National Vision Holdings, Inc. *	491,524	5,603,374
OneWater Marine, Inc., Class A *	85,388	1,542,961
Shoe Carnival, Inc.	293,943	7,954,098
Sonic Automotive, Inc., Class A	118,783	8,819,638
Tile Shop Holdings, Inc. *	281,502	2,122,525
Tilly's, Inc., Class A *	366,183	1,585,572
Warby Parker, Inc., Class A *	276,589	7,664,281
Zumiez, Inc. *	265,810	4,242,328
		51,994,173
Technology Hardware, Storage & Peripherals - 0.2%
Eastman Kodak Co. *	444,338	3,283,658

Textiles, Apparel & Luxury Goods - 0.4%
Fossil Group, Inc. *	514,316	858,908
Lakeland Industries, Inc.	104,549	2,424,491
Steven Madden Ltd.	111,516	4,577,732
		7,861,131
Trading Companies & Distributors - 2.9%
Air Lease Corp., Class A	213,179	9,848,870
Alta Equipment Group, Inc.	472,995	3,452,864
Beacon Roofing Supply, Inc. *	34,573	4,091,369
DNOW, Inc. *	218,694	3,254,167
H&E Equipment Services, Inc.	92,892	8,238,591
Herc Holdings, Inc.	14,741	3,006,574
Titan Machinery, Inc. *	622,456	11,652,376
WESCO International, Inc.	57,952	10,721,120
		54,265,931
TOTAL COMMON STOCKS (Cost $1,549,206,180)		1,820,797,108

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(a)

IT Services - 0.0%(a)
Flexion, Inc., CVR *‡(c) (Cost $27,802)	44,841	—

Investments	Shares	Value ($)
SHORT-TERM INVESTMENTS - 3.6%

INVESTMENT COMPANIES - 3.6%
JP Morgan U.S. Government Money Market Fund, Capital Shares 4.39% (d)
(Cost $68,354,674)	68,354,674	68,354,674

Total Investments - 99.8% (Cost $1,617,588,656)		1,889,151,782
Other assets less liabilities - 0.2%		3,866,940
Net Assets - 100.0%		1,893,018,722

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Represents less than 0.05% of net assets.
(b)	Affiliated company as defined under the Investment Company Act of 1940.
(c)	Security fair valued as of January 31, 2025 by the Adviser as "valuation designee" under the oversight of the Fund's Board of Trustees. Total value of all such securities at January 31, 2025 amounted to $0, which represents approximately 0.00% of net assets of the Fund.
(d)	Represents 7-day effective yield as of January 31, 2025.

Abbreviations
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund

Schedule of Investments

January 31, 2025 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	3.6%
Air Freight & Logistics	1.1
Automobile Components	0.5
Banks	3.6
Biotechnology	0.5
Building Products	2.0
Capital Markets	1.4
Chemicals	3.4
Commercial Services & Supplies	1.7
Communications Equipment	2.4
Construction & Engineering	1.3
Consumer Staples Distribution & Retail	1.5
Containers & Packaging	0.6
Diversified Consumer Services	1.2
Diversified REITs	0.2
Electrical Equipment	0.8
Electronic Equipment, Instruments & Components	5.2
Energy Equipment & Services	2.6
Financial Services	3.2
Food Products	1.9
Gas Utilities	0.5
Ground Transportation	2.1
Health Care Equipment & Supplies	3.2
Health Care Providers & Services	3.9
Health Care REITs	0.0	*
Health Care Technology	1.0
Hotels, Restaurants & Leisure	2.5
Household Durables	4.2
Household Products	0.7
Insurance	3.7
Interactive Media & Services	1.6
IT Services	0.6
Leisure Products	0.8
Life Sciences Tools & Services	0.4
Machinery	4.8
Media	0.7
Metals & Mining	3.3

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund

Schedule of Investments

January 31, 2025 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Multi-Utilities	0.7%
Oil, Gas & Consumable Fuels	6.0
Paper & Forest Products	0.9
Passenger Airlines	0.2
Pharmaceuticals	0.2
Professional Services	0.5
Real Estate Management & Development	0.7
Residential REITs	0.4
Retail REITs	1.2
Semiconductors & Semiconductor Equipment	5.2
Software	0.6
Specialized REITs	0.7
Specialty Retail	2.7
Technology Hardware, Storage & Peripherals	0.2
Textiles, Apparel & Luxury Goods	0.4
Trading Companies & Distributors	2.9
Short-Term Investments	3.6
Total Investments	99.8%

*	Represents less than 0.05%

Affiliated Securities

Security Description	Market Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Loss)	Change in Unrealized Appreciation/Depreciation	Market Value January 31, 2025	Shares at January 31, 2025	Dividend Income
Common Stocks 0.2%
United States 0.2%
Amtech Systems, Inc.*	$4,023,077	$117,845	$—	$—	$(383,268)	$3,757,654	744,090	$—
Total Common Stocks	4,023,077	117,845	—	—	(383,268)	3,757,654	744,090	—
Total	$4,023,077	$117,845	$—	$—	$(383,268)	$3,757,654	744,090	$—

*	Non-income producing security.

See Notes to Schedule of Investments.	(Continued)

First Eagle U.S. Smid Cap Opportunity Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 95.6%
Aerospace & Defense - 3.4%
AAR Corp. *	6,068	411,168
Curtiss-Wright Corp.	4,356	1,511,270
		1,922,438
Air Freight & Logistics - 1.0%
GXO Logistics, Inc. *	12,311	559,535

Automobile Components - 0.7%
Goodyear Tire & Rubber Co. (The) *	45,499	403,576

Banks - 0.9%
Webster Financial Corp.	8,300	499,992

Biotechnology - 1.6%
CareDx, Inc. *	10,015	233,349
Exelixis, Inc. *	20,271	671,984
		905,333
Building Products - 2.2%
AZEK Co., Inc. (The), Class A *	6,200	317,626
Lennox International, Inc.	1,602	949,057
		1,266,683
Capital Markets - 5.3%
Evercore, Inc., Class A	4,990	1,453,437
Houlihan Lokey, Inc., Class A	4,602	836,275
Raymond James Financial, Inc.	4,143	698,013
		2,987,725
Chemicals - 2.5%
International Flavors & Fragrances, Inc.	7,377	642,463
Westlake Corp.	6,452	737,270
		1,379,733
Construction & Engineering - 2.7%
Arcosa, Inc.	1,696	171,805
Dycom Industries, Inc. *	762	144,140
Quanta Services, Inc.	3,868	1,189,835
		1,505,780
Consumer Staples Distribution & Retail - 4.5%
Casey's General Stores, Inc.	2,493	1,051,473
Chefs' Warehouse, Inc. (The) *	11,279	607,487
Performance Food Group Co. *	9,800	885,038
		2,543,998
Containers & Packaging - 0.5%
Sealed Air Corp.	8,862	308,663

Electrical Equipment - 1.0%
Generac Holdings, Inc. *	3,735	557,748

Electronic Equipment, Instruments & Components - 6.9%
Avnet, Inc.	9,328	481,885
Belden, Inc.	6,475	754,143
Coherent Corp. *	7,201	651,619
Fabrinet (Thailand) *	4,216	911,541
Flex Ltd. *	18,448	768,359
Trimble, Inc. *	4,353	326,301
		3,893,848
Financial Services - 5.7%
MGIC Investment Corp.	30,925	789,825
Radian Group, Inc.	26,731	909,389
Rocket Cos., Inc., Class A *	61,000	768,600
Walker & Dunlop, Inc.	7,992	767,791
		3,235,605
Food Products - 1.7%
Ingredion, Inc.	7,032	959,446

Ground Transportation - 2.7%
Knight-Swift Transportation Holdings, Inc., Class A	8,295	473,562
XPO, Inc. *	7,785	1,040,621
		1,514,183
Health Care Equipment & Supplies - 3.5%
Align Technology, Inc. *	4,476	980,737
Enovis Corp. *	10,308	484,270
Zimmer Biomet Holdings, Inc.	4,436	485,653
		1,950,660
Health Care Providers & Services - 8.1%
Cardinal Health, Inc.	11,379	1,407,127
Ensign Group, Inc. (The)	5,525	771,622
Quest Diagnostics, Inc.	5,435	886,449
Tenet Healthcare Corp. *	10,533	1,483,994
		4,549,192
Hotels, Restaurants & Leisure - 5.7%
Aramark	16,885	656,995
Cheesecake Factory, Inc. (The)	19,215	1,078,922
Denny's Corp. *	108,248	685,210
Texas Roadhouse, Inc., Class A	4,315	781,447
		3,202,574
Household Durables - 3.3%
Beazer Homes USA, Inc. *	29,280	648,845
Champion Homes, Inc. *	2,195	202,664
LGI Homes, Inc. *	3,839	342,746
PulteGroup, Inc.	1,676	190,695
Toll Brothers, Inc.	3,691	501,275
		1,886,225
Insurance - 3.5%
Axis Capital Holdings Ltd.	10,412	947,700
First American Financial Corp.	2,247	142,055
Old Republic International Corp.	23,760	869,141
		1,958,896
Life Sciences Tools & Services - 3.0%
Avantor, Inc. *	19,114	425,860
Bio-Rad Laboratories, Inc., Class A *	3,473	1,253,336
		1,679,196
Machinery - 4.6%
Chart Industries, Inc. *	3,130	662,277
Donaldson Co., Inc.	11,771	837,977

See Notes to Schedule of Investments.	(Continued)

First Eagle U.S. Smid Cap Opportunity Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Shares	Value ($)
Dover Corp.	5,376	1,094,984
		2,595,238
Multi-Utilities - 0.9%
Black Hills Corp.	8,830	518,586

Oil, Gas & Consumable Fuels - 4.9%
Expand Energy Corp.	10,374	1,053,999
HF Sinclair Corp.	6,291	226,979
Matador Resources Co.	14,437	837,346
Permian Resources Corp., Class A	45,371	664,685
		2,783,009
Passenger Airlines - 2.2%
Delta Air Lines, Inc.	14,894	1,001,919
Southwest Airlines Co.	7,000	214,970
		1,216,889
Personal Care Products - 0.8%
Coty, Inc., Class A *	60,774	445,473

Semiconductors & Semiconductor Equipment - 5.4%
Amkor Technology, Inc.	18,976	466,999
Entegris, Inc.	5,376	545,879
MKS Instruments, Inc.	7,897	894,572
Onto Innovation, Inc. *	5,493	1,124,747
		3,032,197
Specialty Retail - 3.6%
Lithia Motors, Inc., Class A	1,594	599,503
RH *	175	73,344
Shoe Carnival, Inc.	10,097	273,225
Warby Parker, Inc., Class A *	38,800	1,075,148
		2,021,220
Textiles, Apparel & Luxury Goods - 1.0%
Steven Madden Ltd.	13,678	561,482

Trading Companies & Distributors - 1.8%
Air Lease Corp., Class A	21,892	1,011,410

TOTAL COMMON STOCKS (Cost $42,785,698)		53,856,533

Investments	Shares	Value ($)
SHORT-TERM INVESTMENTS - 4.5%

INVESTMENT COMPANIES - 4.5%
JP Morgan U.S. Government Money Market Fund, Capital Shares 4.39% (a)
(Cost $2,547,713)	2,547,713	2,547,713

Total Investments - 100.1% (Cost $45,333,411)		56,404,246
Liabilities in excess of other assets - (0.1%)		(35,546)
Net Assets - 100.0%		56,368,700

*	Non-income producing security.
(a)	Represents 7-day effective yield as of January 31, 2025.

See Notes to Schedule of Investments.	(Continued)

First Eagle U.S. Smid Cap Opportunity Fund
Schedule of Investments
January 31, 2025 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	3.4%
Air Freight & Logistics	1.0
Automobile Components	0.7
Banks	0.9
Biotechnology	1.6
Building Products	2.2
Capital Markets	5.3
Chemicals	2.5
Construction & Engineering	2.7
Consumer Staples Distribution & Retail	4.5
Containers & Packaging	0.5
Electrical Equipment	1.0
Electronic Equipment, Instruments & Components	6.9
Financial Services	5.7
Food Products	1.7
Ground Transportation	2.7
Health Care Equipment & Supplies	3.5
Health Care Providers & Services	8.1
Hotels, Restaurants & Leisure	5.7
Household Durables	3.3
Insurance	3.5
Life Sciences Tools & Services	3.0
Machinery	4.6
Multi-Utilities	0.9
Oil, Gas & Consumable Fuels	4.9
Passenger Airlines	2.2
Personal Care Products	0.8
Semiconductors & Semiconductor Equipment	5.4
Specialty Retail	3.6
Textiles, Apparel & Luxury Goods	1.0
Trading Companies & Distributors	1.8
Short-Term Investments	4.5
Total Investments	100.1%

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Real Assets Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 91.2%

Australia - 1.7%
Glencore plc	55,785	241,016

Belgium - 1.1%
Shurgard Self Storage Ltd., REIT	4,060	150,274

Canada - 13.8%
Agnico Eagle Mines Ltd.	1,783	165,719
Canadian National Railway Co.	1,750	182,809
Canadian Pacific Kansas City Ltd.	2,425	192,719
Franco-Nevada Corp.	965	131,183
Imperial Oil Ltd.	5,019	333,840
Nutrien Ltd.	6,238	321,954
TransAlta Corp.	19,090	219,489
Wheaton Precious Metals Corp.	6,106	380,976
		1,928,689
China - 1.7%
GDS Holdings Ltd., Class A *	84,900	229,515

Faroe Islands - 1.5%
Bakkafrost P/F	3,769	215,277

France - 1.0%
Air Liquide SA	814	142,191

Germany - 2.3%
FUCHS SE (Preference)	6,987	317,580

Hong Kong - 3.8%
CK Asset Holdings Ltd.	32,500	135,799
Guoco Group Ltd. (a)	15,000	135,237
Hongkong Land Holdings Ltd.	60,600	263,696
		534,732
Indonesia - 0.5%
United Tractors Tbk. PT	41,600	63,485

Japan - 3.7%
Kansai Paint Co. Ltd.	18,800	254,782
Komatsu Ltd.	6,600	199,078
Shin-Etsu Chemical Co. Ltd.	2,200	68,205
		522,065
Mexico - 7.9%
FIBRA Macquarie Mexico, REIT (b)	178,649	272,258
GCC SAB de CV	19,453	180,768
GMexico Transportes SAB de CV (b)	96,675	144,905
Grupo Mexico SAB de CV, Series B	62,925	308,491
Prologis Property Mexico SA de CV, REIT	61,033	190,268
		1,096,690
Russia - 0.0%
Alrosa PJSC ‡(c)	48,132	—
Singapore - 1.0%
Sheng Siong Group Ltd.	121,100	145,040

South Korea - 1.5%
Samsung Electronics Co. Ltd. (Preference)	7,327	215,051

Spain - 0.5%
Aena SME SA (b)	341	73,438

Switzerland - 0.7%
Barry Callebaut AG (Registered)	82	90,141

United Kingdom - 8.7%
Ashtead Group plc	3,106	202,424
Big Yellow Group plc, REIT	13,618	161,252
Cranswick plc	2,573	160,789
Derwent London plc, REIT	6,917	168,183
Great Portland Estates plc, REIT	50,800	181,717
Shell plc	10,143	335,584
		1,209,949
United States - 39.8%
American Water Works Co., Inc.	1,079	134,487
BXP, Inc., REIT	3,745	273,909
Comcast Corp., Class A	4,000	134,640
CRH plc	4,367	432,082
Cummins, Inc.	498	177,412
Deere & Co.	299	142,491
Dominion Energy, Inc.	2,497	138,808
Douglas Emmett, Inc., REIT	8,128	149,230
EastGroup Properties, Inc., REIT	543	92,104
Equinix, Inc., REIT	221	201,919
Equity Residential, REIT	3,852	272,067
Extra Space Storage, Inc., REIT	2,334	359,436
Exxon Mobil Corp.	1,041	111,210
HCA Healthcare, Inc.	976	321,992
IDACORP, Inc.	2,652	291,561
Noble Corp. plc	9,152	293,322
ONEOK, Inc.	3,885	377,505
Reliance, Inc.	667	193,097
Royal Gold, Inc.	1,000	139,820
RPM International, Inc.	1,633	206,738
Schlumberger NV	3,558	143,316
Terreno Realty Corp., REIT	2,011	131,560
TXNM Energy, Inc.	5,341	258,237
UGI Corp.	8,540	262,434
Universal Health Services, Inc., Class B	759	143,117
Williams Cos., Inc. (The)	3,163	175,325
		5,557,819
TOTAL COMMON STOCKS (Cost $12,055,257)		12,732,952

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Real Assets Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Shares	Value ($)
MASTER LIMITED PARTNERSHIPS - 4.1%

United States - 4.1%
Black Stone Minerals LP	5,715	82,753
Enterprise Products Partners LP	14,890	486,159

TOTAL MASTER LIMITED PARTNERSHIPS (Cost 460,865)		568,912

Investments	Ounces	Value ($)
COMMODITIES - 4.0%

Gold bullion*
(Cost $548,347)	200	560,608

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 0.3%

United States
iShares Gold Trust
(Cost $32,747)	869	45,944

Short-Term Investment - 1.1%

INVESTMENT COMPANIES - 1.1%
JP Morgan U.S. Government Money Market Fund, Capital Shares 4.39% (d) (Cost $150,336)	150,336	150,336

Total Investments - 100.7% (Cost $13,247,552)		14,058,752
Liabilities in excess of other assets - (0.7)%		(94,599)
Net Assets - 100.0%		13,964,153

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Represents a security that is subject to legal restrictions on resale due to the compliance obligations of the adviser. Total value of all such securities at January 31, 2025 amounted to $135,237, which represents approximately 0.97% of net assets of the Fund.

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Guoco Group Ltd.	01/17/23-01/31/24	$131,016	$9.02

(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Security fair valued as of January 31, 2025 by the Adviser as "valuation designee" under the oversight of the Fund's Board of Trustees. Total value of all such securities at January 31, 2025 amounted to $0, which represents approximately 0.00% of net assets of the Fund.
(d)	Represents 7-day effective yield as of January 31, 2025.

Abbreviations
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Real Assets Fund
Schedule of Investments
January 31, 2025 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Chemicals	9.4%
Commodities	4.0
Commodity Funds	0.3
Construction Materials	4.4
Consumer Staples Distribution & Retail	1.0
Electric Utilities	3.9
Energy Equipment & Services	3.1
Food Products	3.4
Gas Utilities	1.9
Ground Transportation	3.7
Health Care Providers & Services	3.3
Independent Power and Renewable Electricity Producers	1.6
Industrial Conglomerates	0.9
Industrial REITs	5.0
IT Services	1.7
Machinery	3.7
Media	1.0
Metals & Mining	11.1
Multi-Utilities	1.0
Office REITs	5.6
Oil, Gas & Consumable Fuels	14.1
Real Estate Management & Development	2.9
Residential REITs	1.9
Specialized REITs	6.3
Technology Hardware, Storage & Peripherals	1.5
Trading Companies & Distributors	1.4
Transportation Infrastructure	0.5
Water Utilities	1.0
Short-Term Investments	1.1
Total Investments	100.7%

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
MUNICIPAL BONDS - 108.7%
Alabama 1.1%
Alabama Housing Finance Authority,
Revenue, GNMA Insured, Series 2024 C, 4.70%, 10/01/2054 (a)	7,500,000	7,507,655
Homewood Educational Building Authority,
CHF - Horizons I LLC, Revenue, Series 2024 A, 5.50%, 10/01/2049	2,000,000	2,094,065
CHF - Horizons I LLC, Revenue, Series 2024 A, 5.50%, 10/01/2054	11,020,000	11,462,454
CHF - Horizons II LLC, Revenue, Series 2024 C, 5.50%, 10/01/2049	5,615,000	5,879,088
CHF - Horizons II LLC, Revenue, Series 2024 C, 5.50%, 10/01/2054	6,575,000	6,838,987
CHF - Horizons II LLC, Revenue, Series 2024 C, 5.00%, 10/01/2056	7,505,000	7,393,112
Hoover Industrial Development Board,
United States Steel Corp., Revenue, AMT, Series 2019, 5.75%, 10/01/2049	1,750,000	1,823,256
Mobile County Industrial Development Authority,
AM/NS Calvert LLC, Revenue, AMT, Series 2024 A, 5.00%, 06/01/2054	12,000,000	12,131,200
AM/NS Calvert LLC, Revenue, AMT, Series 2024 B, 4.75%, 12/01/2054	10,000,000	9,807,290
		64,937,107
American Samoa 0.0%(b)
American Samoa Economic Development Authority,
Revenue, Series 2018, 6.50%, 09/01/2028 (c)	150,000	156,849
Revenue, Series 2021 A, 5.00%, 09/01/2038 (c)	1,000,000	1,005,027
		1,161,876
Arizona 1.1%
Arizona Industrial Development Authority,
Revenue, Refunding, GNMA Insured, Series 2024 C, 4.65%, 10/01/2049	1,000,000	1,010,271
Revenue, Refunding, GNMA Insured, Series 2024 C, 4.70%, 10/01/2054	1,095,000	1,097,701
Doral Academy of Northern Nevada Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 07/15/2051 (c)	1,115,000	928,049
KIPP Nashville Obligated Group, Revenue, Series 2022 A, 5.00%, 07/01/2062	2,160,000	2,154,489
Leman Academy of Excellence Obligated Group, Revenue, Refunding, Series 2022 A, 4.50%, 07/01/2054	7,000,000	6,105,586
Mater Academy of Nevada Obligated Group, Revenue, Series 2020 A, 5.00%, 12/15/2040 (c)	1,840,000	1,855,809
Industrial Development Authority of the County of Pima (The),
Revenue, GNMA Insured, Series 2024 D-1, 4.60%, 07/01/2049	475,000	477,515
Revenue, GNMA Insured, Series 2024 D-1, 4.65%, 07/01/2054	575,000	576,712
Maricopa County Industrial Development Authority,
Arizona Christian University, Revenue, Series 2024 A, 6.38%, 10/01/2041 (c)(d)(e)	8,400,000	8,441,998
Choice Academies, Inc., Revenue, Refunding, Series 2022, 5.75%, 09/01/2045 (c)	2,275,000	2,315,097
Morrison Education Group Obligated Group, Revenue, Refunding, Series 2024 A, 6.75%, 07/01/2063 (c)	2,000,000	2,084,112
Prescott Valley Charter School, Revenue, Series 2024, 6.50%, 07/01/2039 (c)	380,000	382,656
Prescott Valley Charter School, Revenue, Series 2024, 7.13%, 07/01/2054 (c)	2,000,000	1,996,150
Prescott Valley Charter School, Revenue, Series 2024, 7.38%, 07/01/2063 (c)	1,850,000	1,846,296
Sierra Vista Industrial Development Authority,
American Leadership Academy, Inc., Revenue, Series 2024, 5.00%, 06/15/2044 (c)	2,250,000	2,248,263
American Leadership Academy, Inc., Revenue, Series 2024, 5.00%, 06/15/2054 (c)	2,500,000	2,436,001
American Leadership Academy, Inc., Revenue, Series 2024, 5.00%, 06/15/2059 (c)	1,500,000	1,447,445
American Leadership Academy, Inc., Revenue, Series 2024, 5.00%, 06/15/2064 (c)	8,900,000	8,502,290
Fit Kids, Inc., Revenue, Series 2024, 5.38%, 06/15/2034 (c)	325,000	322,489
Fit Kids, Inc., Revenue, Series 2024, 6.00%, 06/15/2044 (c)	550,000	547,460
Fit Kids, Inc., Revenue, Series 2024, 6.30%, 06/15/2054 (c)	1,120,000	1,108,069

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Arizona
Fit Kids, Inc., Revenue, Series 2024, 6.38%, 06/15/2064 (c)	1,640,000	1,621,471
Superstition Vistas,
Community Facilities District No. 1 Assessment Area 3, Special Assessment, Series 2024, 5.80%, 07/01/2048	348,000	351,283
Superstition Vistas Community Facilities District No. 1,
Assessment Area 4, Special Assessment, Series 2024, 4.70%, 07/01/2039	75,000	71,151
Assessment Area 4, Special Assessment, Series 2024, 5.25%, 07/01/2049	325,000	306,608
Tempe Industrial Development Authority,
Tempe Life Care Village Obligated Group, Revenue, Series 2019, 5.00%, 12/01/2050	1,905,000	1,849,470
Tempe Life Care Village Obligated Group, Revenue, Series 2019, 5.00%, 12/01/2054	2,250,000	2,157,032
Tempe Life Care Village Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 12/01/2038	250,000	238,522
Tempe Life Care Village Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 12/01/2046	6,555,000	5,828,912
Tempe Life Care Village Obligated Group, Revenue, Series 2021 B, 4.00%, 12/01/2056	2,130,000	1,787,596
Town of Florence,
Merrill Ranch Community Facilities District No. 1 Assmnt Area No. 11, Special Assessment, 5.00%, 07/01/2039	125,000	124,228
Merrill Ranch Community Facilities District No. 1 Assmnt Area No. 11, Special Assessment, 5.60%, 07/01/2049	435,000	429,789
Merrill Ranch Community Facilities District No. 2 Assessment Area 11, Special Assessment, 5.00%, 07/01/2039	75,000	74,613
Merrill Ranch Community Facilities District No. 2 Assessment Area 11, Special Assessment, 5.60%, 07/01/2049	275,000	271,705
		62,996,838
Arkansas 0.6%
Arkansas Development Finance Authority,
Big River Steel LLC, Revenue, AMT, Series 2019, 4.50%, 09/01/2049 (c)	1,250,000	1,237,701
Hybar LLC, Revenue, AMT, Series 2023 B, 7.38%, 07/01/2048 (c)	11,250,000	12,470,905
Batesville Public Facilities Board,
White River Health System Obligated Group, Revenue, Refunding, Series 2020, 5.00%, 06/01/2026	1,440,000	1,441,124
White River Health System Obligated Group, Revenue, Refunding, Series 2020, 5.00%, 06/01/2027	2,045,000	2,045,420
White River Health System Obligated Group, Revenue, Refunding, Series 2020, 3.00%, 06/01/2028	1,040,000	970,348
White River Health System Obligated Group, Revenue, Refunding, Series 2020, 3.25%, 04/01/2032	395,000	346,103
Clarksville Public Educational Facilities Board,
University of the Ozarks, Revenue, Refunding, Series 2024 B, 6.00%, 08/01/2044	1,080,000	1,128,647
University of the Ozarks, Revenue, Refunding, Series 2024 B, 6.25%, 08/01/2049	3,365,000	3,526,752
University of the Ozarks, Revenue, Refunding, Series 2024 B, 6.25%, 08/01/2056	7,800,000	8,126,519
County of Johnson,
Johnson Regional Medical Center, Revenue, Refunding, Series 2018, 4.50%, 11/01/2035	3,500,000	3,247,505
		34,541,024
California 9.5%
Antelope Valley Healthcare District,
Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 03/01/2031	2,765,000	2,765,709
Obligated Group, Revenue, Refunding, Series 2016, 5.25%, 03/01/2036	2,905,000	2,906,569
Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 03/01/2041	2,280,000	2,144,464
Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 03/01/2046	3,190,000	2,938,093

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
California
California Community Housing Agency,
Arbors Apartments, Revenue, Series 2020 A, 5.00%, 08/01/2050 (c)	1,900,000	1,792,673
Brio Apartments & Next on Lex Apartments, Revenue, Senior Lien, Series 2021 A-1, 4.00%, 02/01/2056 (c)	7,800,000	6,632,969
Creekwood Apartments, Revenue, Series 2021 A, 4.00%, 02/01/2056 (c)	64,255,000	42,245,439
Exchange at Bayfront Apartments, Revenue, Senior Lien, Series 2021 A-1, 3.00%, 02/01/2057 (c)	3,350,000	2,226,328
Summit at Sausalito Apartments, Revenue, Series 2021 A-1, 3.00%, 02/01/2057 (c)	1,000,000	689,577
California County Tobacco Securitization Agency,
Stanislaus County Tobacco Funding Corp., Revenue, Series 2006 A, 0.00%, 06/01/2046 (f)	27,000,000	7,236,362
California Educational Facilities Authority,
St. Mary's College of California, Revenue, Refunding, Series 2023 A, 5.50%, 10/01/2053	1,880,000	1,949,227
California Housing Finance Agency,
Found Middle, Revenue, Series 2024 L, 5.20%, 12/01/2027 (c)	5,000,000	5,018,778
California Infrastructure & Economic Development Bank,
DesertXpress Enterprises LLC, Revenue, AMT, Series 2020 A-4, 8.00%, 08/15/2025 (c)(d)(e)	112,000,000	115,344,365
La Scuola International School, Revenue, Series 2024, 5.00%, 07/01/2044 (c)	2,645,000	2,569,859
La Scuola International School, Revenue, Series 2024, 5.13%, 07/01/2054 (c)	2,100,000	2,017,176
La Scuola International School, Revenue, Series 2024, 5.25%, 07/01/2064 (c)	4,800,000	4,634,522
Rex & Margaret Fortune School of Education, Revenue, Series 2024 C, 5.00%, 06/01/2038 (c)	9,400,000	9,381,052
WFCS Holdings II LLC, Revenue, Series 2021 A-1, 5.00%, 01/01/2056 (c)	8,335,000	8,026,126
WFCS Holdings II LLC, Revenue, Series 2021 B, 0.00%, 01/01/2061 (c)(f)	10,000,000	786,918
WFCS Holdings LLC, Revenue, Series 2020 A-1, 5.00%, 01/01/2055 (c)	2,000,000	1,927,801
California Municipal Finance Authority,
BOLD Program, Special Tax, Series 2024 A, 5.13%, 09/01/2054	1,000,000	1,031,555
BOLD Program, Special Tax, Series 2024 B, 5.00%, 09/01/2049	1,070,000	1,102,651
BOLD Program, Special Tax, Series 2024 B, 5.00%, 09/01/2054	1,250,000	1,280,187
Catalyst Impact Fund 1 LLC, Revenue, Series 2024, Class I, 6.00%, 01/01/2039 (c)	2,000,000	2,079,439
City of Elk Grove Community Facilities District No. 2023-7 Area No. 1, Special Tax, Series 2024, 5.00%, 09/01/2054	1,000,000	1,022,805
Clinicas del Camino Real, Inc., Revenue, Series 2020, 4.00%, 03/01/2050	6,000,000	5,106,449
Community Facilities District No. 2023-11 Improvement Area A, Special Tax, Series 2024, 5.00%, 09/01/2044	325,000	338,525
Community Facilities District No. 2023-11 Improvement Area A, Special Tax, Series 2024, 5.00%, 09/01/2049	670,000	689,922
Community Facilities District No. 2023-11 Improvement Area A, Special Tax, Series 2024, 5.00%, 09/01/2054	800,000	818,700
Community Facilities District No. 2023-11 Improvement Area A, Special Tax, Series 2024, 5.13%, 09/01/2059	1,250,000	1,292,495
John Adams Academy - Roseville, Revenue, Series 2015 A, 5.25%, 10/01/2045	1,325,000	1,316,642
John Adams Academy - Roseville, Revenue, Series A, 5.00%, 10/01/2044	1,810,000	1,754,796
MWLA, Inc., Revenue, Refunding, Series 2024, 5.00%, 06/01/2034 (c)	500,000	511,363
MWLA, Inc., Revenue, Refunding, Series 2024, 5.25%, 06/01/2044 (c)	1,000,000	989,163
MWLA, Inc., Revenue, Refunding, Series 2024, 5.50%, 06/01/2054 (c)	1,250,000	1,230,215
Nova Academy, Revenue, Series 2016 A, 5.00%, 06/15/2036 (c)	2,825,000	2,798,139
Nova Academy, Revenue, Series 2016 A, 5.00%, 06/15/2046 (c)	7,800,000	7,397,309
Palmdale Aerospace Academy, Inc. (The), Revenue, Series 2016 A, 5.00%, 07/01/2046 (c)	1,670,000	1,633,419
St. Mary and All Angels Christian Church, Revenue, Series 2024 A, 5.75%, 05/01/2054 (c)	710,000	727,353

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
California
St. Mary and All Angels Christian Church, Revenue, Series 2024 A, 5.88%, 05/01/2059 (c)	695,000	714,696
Westside Neighborhood School, Revenue, Series 2024, 5.90%, 06/15/2044 (c)	775,000	833,833
Westside Neighborhood School, Revenue, Series 2024, 6.20%, 06/15/2054 (c)	3,230,000	3,472,564
Westside Neighborhood School, Revenue, Series 2024, 6.38%, 06/15/2064 (c)	5,560,000	6,014,090
California Public Finance Authority,
California University of Science & Medicine Obligated Group, Revenue, Series 2019 A, 6.25%, 07/01/2054 (c)	1,500,000	1,565,710
EEC, Inc., Revenue, Series 2020 A, 5.00%, 06/15/2050 (c)	400,000	384,418
California School Finance Authority,
Envision Education Obligated Group, Revenue, Series 2024 A, 5.00%, 06/01/2064 (c)	2,735,000	2,679,668
Harbor Springs Obligated Group, Revenue, Series 2024 A, 5.63%, 07/01/2063 (c)	1,000,000	1,032,213
Integrity Charter School, Revenue, Series 2024, 5.00%, 07/01/2039 (c)	2,305,000	2,302,527
Integrity Charter School, Revenue, Series 2024, 5.25%, 07/01/2044 (c)	830,000	828,957
Integrity Charter School, Revenue, Series 2024, 5.50%, 07/01/2054 (c)	1,755,000	1,752,363
Integrity Charter School, Revenue, Series 2024, 5.60%, 07/01/2064 (c)	3,805,000	3,798,769
New Designs Charter School, Revenue, Refunding, Series 2024 A, 4.75%, 06/01/2044 (c)	1,000,000	980,109
New Designs Charter School, Revenue, Refunding, Series 2024 A, 5.00%, 06/01/2054 (c)	735,000	724,928
New Designs Charter School, Revenue, Refunding, Series 2024 A, 5.00%, 06/01/2064 (c)	5,475,000	5,300,891
Rex & Margaret Fortune School of Education, Revenue, Series 2024 A, 5.00%, 06/01/2044 (c)	2,000,000	1,975,459
Rex & Margaret Fortune School of Education, Revenue, Series 2024 A, Class A, 5.00%, 06/01/2054 (c)	6,450,000	6,203,416
Rex & Margaret Fortune School of Education, Revenue, Series 2024 A, 5.13%, 06/01/2059 (c)	4,650,000	4,516,877
Rex & Margaret Fortune School of Education, Revenue, Series 2024 A, 5.13%, 06/01/2064 (c)	3,680,000	3,540,509
Stockton Collegiate International Schools Obligated Group, Revenue, Series 2024 A, 6.00%, 06/15/2053 (c)	5,340,000	5,236,409
Stockton Collegiate International Schools Obligated Group, Revenue, Series 2024 B, 7.50%, 06/15/2029 (c)	360,000	357,835
Vista Charter Public Schools Obligated Group, Revenue, Series 2021 A, 4.00%, 06/01/2051 (c)	6,790,000	5,653,838
Vista Charter Public Schools Obligated Group, Revenue, Series 2021 A, 4.00%, 06/01/2061 (c)	1,455,000	1,157,267
California Statewide Communities Development Authority,
Special Assessment, Series 2024 A, 5.00%, 09/02/2054	1,150,000	1,173,786
Community Facilities District 2022-12 Improvement Area No. 1, Special Tax, Series 2024, 5.00%, 09/01/2054	1,000,000	1,022,805
Community Facilities District No. 2021-03, Special Tax, Series 2024, 5.00%, 09/01/2044	850,000	880,007
Community Facilities District No. 2021-03, Special Tax, Series 2024, 5.00%, 09/01/2049	820,000	839,913
Community Facilities District No. 2021-03, Special Tax, Series 2024, 5.00%, 09/01/2054	850,000	869,210
Community Facilities District No. 2024-9, Special Tax, Series 2024, 5.00%, 09/01/2044	400,000	412,553
Community Facilities District No. 2024-9, Special Tax, Series 2024, 5.00%, 09/01/2054	800,000	813,757
Front Porch Communities & Services Obligated Group, Revenue, Refunding, Series 2021 A, 3.00%, 04/01/2051	9,000,000	6,494,431
Loma Linda University Medical Center Obligated Group, Revenue, Series 2014 A, 5.50%, 12/01/2054	2,555,000	2,556,040
California Statewide Financing Authority,
Revenue, Series 2006 A, 0.00%, 06/01/2046 (f)	15,000,000	3,897,456
TSR Multi-County Special Purpose Trust, Revenue, Series 2002 A, 6.00%, 05/01/2037	800,000	818,224
TSR Multi-County Special Purpose Trust, Revenue, Series 2002 A, 6.00%, 05/01/2043	800,000	818,225
TSR Multi-County Special Purpose Trust, Revenue, Series 2002 B, 6.00%, 05/01/2037	230,000	235,239

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
California
Chino Community Facilities District,
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10, Special Tax, Series 2024, 5.00%, 09/01/2049	680,000	701,814
City & County of San Francisco,
Infrastructure & Revitalization Financing District No. 1 Facilities Increment, Tax Allocation, Series 2022 A, 5.00%, 09/01/2052 (c)	1,000,000	979,716
International Airport, Revenue, Second Series, AMT, Series 2025 A, 5.50%, 05/01/2055	9,950,000	10,757,139
City of Rancho,
Mirage Community Facilities District No. 5 Improvement Area No. 1, Special Tax, Series 2024 A, 5.00%, 09/01/2054	1,400,000	1,434,897
City of Rancho Cordova,
Grantline 220 Community Facilities District No. 2023-1 Improvement Area No. 1, Special Tax, Series 2024, 5.00%, 09/01/2049	550,000	565,351
Grantline 220 Community Facilities District No. 2023-1 Improvement Area No. 1, Special Tax, Series 2024, 5.00%, 09/01/2053	545,000	558,128
CMFA Special Finance Agency I,
Mix at CTR City (The), Revenue, Series 2021 A-2, 4.00%, 04/01/2056 (c)	12,240,000	9,293,079
CSCDA Community Improvement Authority,
777 Place-Pomona, Revenue, Senior Lien, Series 2021 A-2, 3.25%, 05/01/2057 (c)	900,000	610,958
Altana Apartments, Revenue, Series 2021 A-2, 4.00%, 10/01/2056 (c)	24,965,000	19,472,712
CTR City Anaheim, Revenue, Series 2020 A, 5.00%, 01/01/2054 (c)	5,500,000	4,755,027
Escondido Portfolio, Revenue, Senior Lien, Series 2021 A-2, 4.00%, 06/01/2058 (c)	9,875,000	7,658,670
Link - Glendale (The), Revenue, Series 2021 A-2, 4.00%, 07/01/2056 (c)	1,295,000	1,001,078
Millennium South Bay-Hawthorne, Revenue, Series 2021 A-2, 3.25%, 07/01/2056 (c)	23,865,000	16,365,911
MODA at Monrovia Station, Revenue, Series 2021 A-1, 3.40%, 10/01/2046 (c)	150,000	117,940
Monterey Station Apartments, Revenue, Senior Lien, Series 2021 A-2, 3.13%, 07/01/2056 (c)	6,250,000	4,201,682
Oceanaire Apartments, Revenue, Series 2021 A-2, 4.00%, 09/01/2056 (c)	19,365,000	14,772,985
Parallel-Anaheim, Revenue, Series 2021 A, 4.00%, 08/01/2056 (c)	3,400,000	2,953,072
Renaissance at City Center, Revenue, Series 2020 A, 5.00%, 07/01/2051 (c)	1,000,000	950,618
Vineyard Garden Apartments, Revenue, Senior Lien, Series 2021 A, 3.25%, 10/01/2058 (c)	160,000	109,888
Waterscape Apartments, Revenue, Senior Lien, Series 2021 A, 3.00%, 09/01/2056 (c)	4,950,000	3,421,677
Westgate Apartments, Revenue, Senior Lien, Series 2021 A-1, 3.00%, 06/01/2047 (c)	2,250,000	1,569,991
Westgate Apartments, Revenue, Senior Lien, Series 2021 A-2, 3.13%, 06/01/2057 (c)	39,995,000	24,383,644
Wood Creek Apartments, Revenue, Senior Lien, Series 2021 A-1, 3.00%, 12/01/2049 (c)	6,885,000	4,653,386
Wood Creek Apartments, Revenue, Senior Lien, Series 2021 A-2, 4.00%, 12/01/2058 (c)	31,100,000	23,241,671
Folsom Ranch Financing Authority,
City of Folsom Community Facilities District No. 23 Improvement Area No. 2, Special Tax, Series 2024, 5.00%, 09/01/2049	400,000	411,165
City of Folsom Community Facilities District No. 23 Improvement Area No. 2, Special Tax, Series 2024, 5.00%, 09/01/2053	460,000	470,753
Golden State Tobacco Securitization Corp.,
Revenue, Refunding, Series 2021 B-2, 0.00%, 06/01/2066 (f)	40,000,000	4,679,228
Kaweah Delta Health Care District Guild,
Revenue, Series 2015 B, 3.25%, 06/01/2030	65,000	59,819
Revenue, Series 2015 B, 3.38%, 06/01/2031	45,000	41,062
Revenue, Series 2015 B, 3.50%, 06/01/2032	125,000	113,163
Revenue, Series 2015 B, 3.50%, 06/01/2033	100,000	89,155
Revenue, Series 2015 B, 4.00%, 06/01/2037	765,000	702,546
Revenue, Series 2015 B, 5.00%, 06/01/2040	750,000	734,471
Revenue, Series 2015 B, 4.00%, 06/01/2045	8,050,000	6,781,720

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
California
Palomar Health,
Obligated Group, COP, 4.00%, 11/01/2038	270,000	233,016
Obligated Group, COP, 4.00%, 11/01/2047	25,000	19,296
Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 11/01/2036	750,000	685,770
Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 11/01/2039	1,600,000	1,424,766
Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 11/01/2042	1,670,000	1,454,006
River Islands Public Financing Authority,
Community Facilities District No. 2023-1 Improvement Area No. 2, Special Tax, Series 2024, 5.00%, 09/01/2054	2,750,000	2,769,940
Woodland-Davis Clean Water Agency,
Revenue, Sub. Lien, Refunding, Series 2015 B, 4.70%, 03/01/2039 (c)	1,590,952	1,399,344
		514,814,380
Colorado 2.2%
Aerotropolis Regional Transportation Authority,
Revenue, Series 2024, 5.50%, 12/01/2044 (c)	7,250,000	7,314,506
Revenue, Series 2024, 5.75%, 12/01/2054 (c)	16,500,000	16,743,487
Canyons Metropolitan District No. 5,
GO, Refunding, Series 2024 B, 6.50%, 12/01/2054	3,400,000	3,501,890
CCP Metropolitan District No. 3,
GO, Refunding, Series 2024, 5.00%, 12/01/2053	1,200,000	1,196,764
Colorado Educational & Cultural Facilities Authority,
Aspen View Academy, Inc., Revenue, Series 2021, 4.00%, 05/01/2051	1,235,000	1,051,283
Expeditionary Learning School Board of Cooperative Educational Services, Revenue, Series 2019, 5.00%, 03/01/2050 (c)	2,000,000	1,870,798
Colorado Health Facilities Authority,
BSLC Obligated Group, Revenue, Refunding, Series 2018 A-1, 4.25%, 09/15/2038	160,000	148,130
BSLC Obligated Group, Revenue, Refunding, Series 2018 A-1, 5.00%, 09/15/2048	7,000,000	6,704,012
BSLC Obligated Group, Revenue, Second Tier, Refunding, Series 2018 B, 4.50%, 09/15/2038	190,000	170,637
BSLC Obligated Group, Revenue, Second Tier, Refunding, Series 2018 B, 5.00%, 09/15/2053	50,000	43,839
Colorado Housing and Finance Authority,
Revenue, Series 2024 A-1, Class I, 4.60%, 10/01/2049 (a)	2,620,000	2,632,545
Revenue, Series 2024 A-1, Class I, 4.70%, 10/01/2054 (a)	3,500,000	3,486,343
Revenue, Series 2024 A-1, Class I, 4.80%, 10/01/2059 (a)	2,765,000	2,768,275
Revenue, Series 2024 A-1, Class I, 4.85%, 10/01/2064 (a)	2,150,000	2,156,473
Revenue, Series 2024 A-1, Class I, 4.88%, 10/01/2067 (a)	2,230,000	2,237,387
Revenue, Series 2024 B-1, Class I, 4.60%, 10/01/2064	1,000,000	992,790
Elbert County Independence Water & Sanitation District,
Revenue, Refunding, Series 2024, 5.13%, 12/01/2033	3,741,000	3,650,914
Granary Metropolitan District,
Special Assessment, Series 2024, 5.45%, 12/01/2044 (c)	3,040,000	2,947,329
Hess Ranch Metropolitan District No. 5,
Special Improvement District No. 1, Special Assessment, Series 2024 A-1, 6.00%, 12/01/2043	2,500,000	2,569,835
Special Improvement District No. 1, Special Assessment, Series 2024 A-2, 6.50%, 12/01/2043	2,250,000	2,339,312
Independence Metropolitan District,
GO, Senior Lien, Refunding, Series 2024 A, 5.38%, 12/01/2054	5,250,000	5,166,054
Ledge Rock Center Residential Metropolitan District No. 1,
GO, Series 2024 A, 6.38%, 12/01/2054	4,050,000	4,116,042
Mineral Business Improvement District,
GO, Series 2024 A, 5.75%, 12/01/2054 (c)	3,125,000	3,151,358
Mirabelle Metropolitan District No. 2,
GO, Refunding, Series 2025B, 6.13%, 12/15/2049	2,100,000	2,112,921
Murphy Creek Metropolitan District No. 2,
GO, Series 2024 A, 6.00%, 12/01/2054 (c)	3,600,000	3,481,457
Newlin Crossing Metropolitan District,
GO, Series 2024 A, 5.38%, 12/01/2054 (c)	1,145,000	1,150,067

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Colorado
GO, Series 2024 B, 7.75%, 12/15/2054 (c)	603,000	603,285
Poudre Heights Valley Metropolitan District,
GO, Series 2024 A, 5.50%, 12/01/2054 (c)	980,000	950,058
Prairie Center Metropolitan District No. 3,
GO, Refunding, Series 2024 A, 5.88%, 12/15/2046	2,125,000	2,272,170
GO, Series 2024 B, 5.88%, 12/15/2046	1,000,000	1,069,256
Ridge at Johnstown Metropolitan District,
Special Assessment, Series 2024, 5.88%, 12/01/2044 (c)	2,000,000	1,939,937
Rocky Mountain Rail Park Metropolitan District,
GO, Series 2021 A, 5.00%, 12/01/2051 (c)	6,000,000	5,356,447
Sky Dance Metropolitan District No. 2,
GO, Series 2024 A, 6.00%, 12/01/2054	2,500,000	2,505,326
Sky Ranch Community Authority Board,
GO, Series 2024 B, 6.50%, 12/15/2054	550,000	552,665
St Vrain Lakes Metropolitan District No. 2,
GO, Refunding, Series 2024 B, 6.38%, 11/15/2054	2,000,000	2,042,377
St. Vrain Lakes Metropolitan District No. 4,
GO, Series 2024 A, 0.00%, 09/20/2054 (c)	17,585,000	12,766,559
Sterling Ranch Community Authority Board,
Sterling Ranch Metropolitan District No. 1, Special Assessment, Series 2024, 5.63%, 12/01/2043	2,600,000	2,678,064
Sunset Parks Metropolitan District,
GO, Series 2024 A, 5.13%, 12/01/2054 (c)	1,415,000	1,412,977
Town of Del Norte,
Valley Citizens' Foundation for Health Care, Inc., Revenue, Refunding, Series 2024, 5.20%, 12/01/2039	550,000	533,655
Valley Citizens' Foundation for Health Care, Inc., Revenue, Refunding, Series 2024, 5.70%, 12/01/2049	1,375,000	1,316,094
Valley Citizens' Foundation for Health Care, Inc., Revenue, Refunding, Series 2024, 5.80%, 12/01/2054	1,000,000	958,108
Water Valley Metropolitan District No. 3,
GO, Series 2024 A, 5.25%, 12/01/2054	600,000	604,783
Waterview North Metropolitan District,
GO, Series 2024 A, 5.75%, 12/01/2054 (c)	1,750,000	1,729,190
		122,995,399
Connecticut 1.7%
Connecticut Housing Finance Authority,
Revenue, Refunding, Series 2024 F-1, 4.60%, 11/15/2044 (a)	21,770,000	21,993,827
Revenue, Refunding, Series 2024 F-1, 4.75%, 11/15/2049 (a)	34,810,000	35,089,242
Revenue, Refunding, Series 2024 F-1, 4.80%, 11/15/2052 (a)	10,010,000	10,014,688
Connecticut State Health & Educational Facilities Authority,
Goodwin University Obligated Group, Revenue, Series A-1, 5.00%, 07/01/2044	3,000,000	2,979,248
Goodwin University Obligated Group, Revenue, Series A-1, 5.38%, 07/01/2054	6,340,000	6,253,357
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2044 (c)	3,850,000	3,668,926
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2050 (c)	1,265,000	1,162,074
Nuvance Health Obligated Group, Revenue, Refunding, Series 2019 A, 3.00%, 07/01/2039	365,000	287,314
University of Hartford (The), Revenue, Refunding, Series 2019 N, 4.00%, 07/01/2049	3,885,000	2,963,736
University of Hartford (The), Revenue, Series 2022 P, 5.38%, 07/01/2052	3,750,000	3,463,073
University of Hartford (The), Revenue, Refunding, Series N, 4.00%, 07/01/2039	60,000	50,183
Steel Point Infrastructure Improvement District,
Tax Allocation, Series 2024, 5.63%, 04/01/2044 (c)	1,000,000	1,048,772
Tax Allocation, Series 2024, 6.00%, 04/01/2052 (c)	2,500,000	2,682,199
		91,656,639

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Delaware 0.4%
Delaware State Housing Authority,
Revenue, Senior Lien, GNMA Insured, Series 2025 A, 4.55%, 07/01/2045 (g)	3,390,000	3,401,780
Revenue, Senior Lien, GNMA Insured, Series 2025 A, 4.65%, 07/01/2050 (g)	5,000,000	5,020,049
Revenue, Senior Lien, GNMA Insured, Series 2025 A, 4.70%, 07/01/2054 (g)	2,405,000	2,412,608
Revenue, Senior Lien, GNMA Insured, Series 2025 A, 4.70%, 07/01/2055 (g)	1,490,000	1,493,040
Town of Bridgeville,
Heritage Shores Special Development District, Special Tax, Series 2024, 5.25%, 07/01/2044 (c)	875,000	901,127
Heritage Shores Special Development District, Special Tax, Series 2024, 5.63%, 07/01/2053 (c)	1,535,000	1,590,754
Town of Milton,
Granary at Draper Farm Special Development District, Special Tax, Series 2024, 5.70%, 09/01/2044 (c)	1,265,000	1,279,286
Granary at Draper Farm Special Development District, Special Tax, Series 2024, 5.95%, 09/01/2053 (c)	4,665,000	4,745,496
		20,844,140
District of Columbia 1.0%
District of Columbia,
Latin American Montessori Bilingual Public Charter School Obligated Group, Revenue, Refunding, Series 2020, 5.00%, 06/01/2050	3,220,000	3,090,282
Rocketship DC Obligated Group, Revenue, Series 2019 A, 5.00%, 06/01/2049 (c)	7,180,000	6,877,433
Rocketship Obligated Group, Revenue, Series 2021 A, 5.00%, 06/01/2061 (c)	7,970,000	7,512,465
Rocketship Obligated Group, Revenue, Series 2024 A, 5.75%, 06/01/2054	3,100,000	3,172,237
Rocketship Obligated Group, Revenue, Series 2024 A, 6.00%, 06/01/2058	1,400,000	1,462,684
Tobacco Settlement Financing Corp., Revenue, Series 2006 A, 0.00%, 06/15/2046 (f)	40,000,000	10,584,628
Union Market TIF Area, Tax Allocation, Series 2021 A, 0.00%, 06/01/2031 (c)	2,162,000	1,952,921
Union Market TIF Area, Tax Allocation, Series 2021 A, 0.00%, 06/01/2046 (c)	8,635,000	6,596,498
Union Market TIF Area, Tax Allocation, Series 2024 B, 0.00%, 06/01/2041 (c)	6,010,000	3,639,490
Union Market TIF Area, Tax Allocation, Series 2024 B, 0.00%, 06/01/2049 (c)	14,470,000	8,544,133
		53,432,771
Florida 21.3%
Academical Village Community Development District,
Special Assessment, Series 2020, 3.63%, 05/01/2040	4,320,000	3,652,938
Anabelle Island Community Development District,
Special Assessment, Series 2022, 4.00%, 05/01/2052	180,000	148,826
Antillia Community Development District,
Special Assessment, Series 2024, 5.60%, 05/01/2044	720,000	728,916
Special Assessment, Series 2024, 5.88%, 05/01/2054	1,000,000	1,011,563
Arbors Community Development District,
Project Area, Special Assessment, Series 2024, 5.50%, 05/01/2055 (c)	1,000,000	1,007,373
Arbors Community Development District 2024,
Project Area, Special Assessment, Series 2024, 5.15%, 05/01/2044 (c)	875,000	878,185
Ave Maria Stewardship Community District,
Assessment Phase 5, Special Assessment, Series 2022, 4.00%, 05/01/2042	2,445,000	2,153,592
Assessment Phase 5, Special Assessment, Series 2022, 4.00%, 05/01/2052	1,000,000	816,713
Ave Maria Stewardship Community District Series 2021 Assessment, Special Assessment, Series 2021, 4.00%, 05/01/2051	325,000	270,256
Babcock Ranch Community Independent Special District,
Assessment Area, Special Assessment, Series 2024, 5.00%, 05/01/2044 (c)	2,500,000	2,483,787
Assessment Area, Special Assessment, Series 2024, 5.25%, 05/01/2055 (c)	2,750,000	2,721,504

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Bella Collina Community Development District,
Special Assessment, Series 2024, 5.00%, 05/01/2044	685,000	684,019
Special Assessment, Series 2024, 5.30%, 05/01/2055	915,000	913,496
Berry Bay Community Development District,
Assessment Area No. 1, Special Assessment, Series 2021, 4.00%, 05/01/2051	1,250,000	1,047,622
Berry Bay II Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.20%, 05/01/2044	550,000	542,493
Assessment Area 1, Special Assessment, Series 2024, 5.45%, 05/01/2054	1,000,000	979,344
Boggy Branch Community Development District,
Special Assessment, Series 2021, 4.00%, 05/01/2051	1,595,000	1,321,159
Bridgewater North Community Development District,
Special Assessment, Series 2022, 4.00%, 05/01/2052	2,000,000	1,659,821
Brightwater Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 5.35%, 05/01/2044 (c)	655,000	659,380
Assessment Area 2, Special Assessment, Series 2024, 5.63%, 05/01/2055 (c)	1,450,000	1,458,508
Buckhead Trails Community Development District,
Special Assessment, Series 2024, 5.60%, 05/01/2044	1,000,000	1,004,178
Special Assessment, Series 2024, 5.88%, 05/01/2054	1,675,000	1,680,796
Caldera Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.00%, 05/01/2044	725,000	718,826
Assessment Area 1, Special Assessment, Series 2024, 5.20%, 05/01/2054	1,000,000	976,653
Capital Projects Finance Authority,
Kissimmee Charter Academy, Revenue, Series 2024, 6.13%, 06/15/2044 (c)	420,000	442,186
Kissimmee Charter Academy, Revenue, Series 2024, 6.50%, 06/15/2054 (c)	235,000	246,566
Kissimmee Charter Academy, Revenue, Series 2024, 6.63%, 06/15/2059 (c)	1,015,000	1,070,270
Navigator Academy of Leadership, Inc. Obligated Group, Revenue, Refunding, Series 2024, 5.00%, 06/15/2054 (c)	1,200,000	1,167,514
Navigator Academy of Leadership, Inc. Obligated Group, Revenue, Refunding, Series 2024, 5.00%, 06/15/2064 (c)	5,485,000	5,232,037
PRG - UnionWest Properties LLC, Revenue, Senior Lien, Series 2024 A-1, 5.00%, 06/01/2049 (c)	1,900,000	1,876,945
PRG - UnionWest Properties LLC, Revenue, Senior Lien, Series 2024 A-1, 5.00%, 06/01/2054 (c)	4,300,000	4,210,904
PRG - UnionWest Properties LLC, Revenue, Senior Lien, Series 2024 A-1, 5.00%, 06/01/2058 (c)	1,600,000	1,547,745
PRG - UnionWest Properties LLC, Revenue, Series 2024 B, 0.00%, 06/01/2062 (c)	73,715,000	10,455,824
Capital Trust Agency, Inc.,
Babcock Neighborhood School, Inc., Revenue, Series 2021, 4.20%, 08/15/2056 (c)	1,450,000	1,162,958
Babcock Neighborhood School, Inc., Revenue, Series 2021, 4.25%, 08/15/2061 (c)	2,250,000	1,769,861
Franklin Academy Obligated Group, Revenue, Series 2020, 5.00%, 12/15/2035 (c)	1,085,000	1,086,163
Marie Selby Botanical Gardens, Inc. (The), Revenue, Series 2021, 4.00%, 06/15/2051 (c)	2,000,000	1,547,151
Renaissance Charter School, Inc. Obligated Group, Revenue, Series 2019 A, 5.00%, 06/15/2049 (c)	4,365,000	4,073,678
WFCS Holdings II LLC, Revenue, Series 2021 A-1, 5.00%, 01/01/2056 (c)	6,950,000	6,593,944
Capital Trust Authority,
Revenue, AMT, Series 2024 A, 6.88%, 12/01/2044 (c)	9,000,000	9,160,412
AcadeMir Charter School Middle & Preparatory Academy Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 06/01/2044 (c)	1,000,000	980,646
AcadeMir Charter School Middle & Preparatory Academy Obligated Group, Revenue, Refunding, Series 2024 A, 5.25%, 06/01/2054 (c)	1,500,000	1,484,634

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
AcadeMir Charter School Middle & Preparatory Academy Obligated Group, Revenue, Refunding, Series 2024 A, 5.25%, 06/01/2064 (c)	2,000,000	1,945,139
IDEA Florida, Inc., Revenue, Refunding, Series 2023 A, 6.38%, 06/15/2058 (c)	1,500,000	1,563,691
KIPP Miami Obligated Group, Revenue, Refunding, Series 2024 A, 5.63%, 06/15/2044 (c)	810,000	837,295
KIPP Miami Obligated Group, Revenue, Refunding, Series 2024 A, 6.00%, 06/15/2054 (c)	1,250,000	1,298,839
KIPP Miami Obligated Group, Revenue, Refunding, Series 2024 A, 6.13%, 06/15/2060 (c)	1,100,000	1,144,471
Seaside School Consortium, Inc., Revenue, Series 2024 A, 5.13%, 06/15/2059	2,970,000	2,845,063
Caymas Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.63%, 05/01/2054	1,000,000	1,001,659
Central Parc Community Development District,
Special Assessment, Series 2024, 4.90%, 05/01/2031	475,000	475,280
Special Assessment, Series 2024, 5.70%, 05/01/2044	750,000	751,491
Special Assessment, Series 2024, 6.00%, 05/01/2054	750,000	755,237
Chaparral Palm Bay Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 5.20%, 05/01/2044	1,000,000	992,582
Assessment Area 2, Special Assessment, Series 2024, 5.50%, 05/01/2055	2,250,000	2,236,828
Chapel Creek Community Development District,
Assessment Area, Special Assessment, Series 2024, 5.75%, 05/01/2054	1,000,000	1,009,864
Charlotte County Industrial Development Authority,
MSKP Town & Country Utility LLC, Revenue, AMT, Series 2021 A, 4.00%, 10/01/2051 (c)	8,845,000	7,455,235
City of Pompano Beach,
John Knox Village of Florida, Inc. Obligated Group, Revenue, Series 2021 A, 4.00%, 09/01/2056	500,000	411,689
Coral Bay Lee County Community Development District,
Assessment Area 2, Revenue, Series 2024, 5.25%, 05/01/2044	1,000,000	1,010,475
Assessment Area 2, Revenue, Series 2024, 5.55%, 05/01/2054	1,220,000	1,234,494
Coral Creek Community Development District,
Special Assessment, Series 2024, 5.75%, 05/01/2054	1,700,000	1,720,436
Coral Lakes Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.75%, 11/01/2053	1,000,000	1,020,801
County of Lee,
Airport, Revenue, AMT, Series 2024, 5.25%, 10/01/2049 (a)	9,500,000	9,989,361
Airport, Revenue, AMT, Series 2024, 5.25%, 10/01/2054 (a)	20,000,000	20,868,706
County of Palm Beach,
Provident Group - LU Properties LLC, Revenue, Series 2021 A, 5.00%, 06/01/2057 (c)	1,000,000	916,589
Provident Group - LU Properties LLC, Revenue, Series 2024 A, 6.13%, 06/01/2054	13,250,000	13,085,080
Provident Group - LU Properties LLC, Revenue, Series 2024 A, 6.25%, 06/01/2059	10,890,000	10,861,301
Provident Group-PBAU Properties LLC, Revenue, Series 2019 A, 5.00%, 04/01/2039 (c)	1,950,000	1,886,694
Creekview Community Development District,
Phase 1, Special Assessment, Series 2022, 4.63%, 05/01/2042	1,535,000	1,473,856
Phase 2, Special Assessment, Series 2024, 5.38%, 05/01/2044	2,000,000	1,989,120
Phase 2, Special Assessment, Series 2024, 5.63%, 05/01/2055	3,500,000	3,472,284
Crossings Community Development District,
Area 2, Special Assessment, Series 2024, 5.35%, 05/01/2044	1,000,000	994,212
Area 2, Special Assessment, Series 2024, 5.60%, 05/01/2054	1,375,000	1,363,681
Crosswinds East Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.75%, 05/01/2054	1,500,000	1,519,110
Assessment Area 2, Special Assessment, Series 2024, 5.15%, 05/01/2044	775,000	761,104

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Assessment Area 2, Special Assessment, Series 2024, 5.45%, 05/01/2054	1,000,000	981,639
Curiosity Creek Community Development District,
Assessment Area No. 1, Special Assessment, Series 2024, 5.40%, 05/01/2044 (c)	900,000	896,654
Assessment Area No. 1, Special Assessment, Series 2024, 5.70%, 05/01/2055 (c)	1,475,000	1,466,450
Dowden West Community Development District,
Special Assessment, Series 2024, 5.25%, 05/01/2044	495,000	497,104
Special Assessment, Series 2024, 5.55%, 05/01/2054	855,000	858,006
East Nassau Stewardship District,
Assessments, Special Assessment, Series 2021, 4.00%, 05/01/2051	1,510,000	1,251,948
Wildlight Village Phase 3, Special Assessment, Series 2024, 5.25%, 05/01/2044	1,505,000	1,488,734
Wildlight Village Phase 3, Special Assessment, Series 2024, Class A, 5.50%, 05/01/2055	1,605,000	1,574,877
East Palm Drive Community Development District,
Assessment Area No. 1, Special Assessment, Series 2024, 5.10%, 06/15/2044	500,000	497,515
Assessment Area No. 1, Special Assessment, Series 2024, 5.38%, 06/15/2054	750,000	744,473
Edgewater East Community Development District,
Assessment Area 1, Special Assessment, Series 2021, 4.00%, 05/01/2051	1,310,000	1,092,696
Assessment Area 2, Special Assessment, Series 2022, 4.00%, 05/01/2052	10,170,000	8,417,568
Edgewater West Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.25%, 05/01/2044	2,000,000	1,955,800
Assessment Area 1, Special Assessment, Series 2024, 5.50%, 05/01/2054	2,500,000	2,423,445
Entrada Community Development District,
Assessments, Special Assessment, Series 2024, 5.00%, 05/01/2044	600,000	587,064
Assessments, Special Assessment, Series 2024, 5.30%, 05/01/2055	725,000	708,823
Epperson North Community Development District,
Assessment Area 3, Special Assessment, Series 2021 A, 4.00%, 11/01/2051	1,985,000	1,640,262
Assessment Area 4, Special Assessment, Series 2024, 5.30%, 05/01/2044	465,000	463,991
Assessment Area 4, Special Assessment, Series 2024, 5.60%, 05/01/2055	750,000	748,048
Everlands Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 5.55%, 06/15/2054	1,000,000	1,010,081
Assessment Area 2 Phase 2, Special Assessment, Series 2024, 5.20%, 06/15/2044 (c)	750,000	747,527
Assessment Area 2 Phase 2, Special Assessment, Series 2024, 5.50%, 06/15/2054 (c)	1,000,000	994,718
Everlands II Community Development District,
Special Assessment, Series 2024, 5.20%, 06/15/2044	725,000	719,724
Special Assessment, Series 2024, 5.45%, 06/15/2054	1,000,000	985,516
Florida Development Finance Corp.,
AAF Operations Holdings LLC, Revenue, AMT, Refunding, Series 2024, 12.00%, 07/15/2028 (c)(d)(e)	154,890,000	165,981,441
AAF Operations Holdings LLC, Revenue, AMT, Series 2024 A, 10.00%, 07/15/2028 (c)(d)(e)	64,210,000	66,512,718
Assistance Unlimited, Inc., Revenue, Refunding, Series 2022, 6.00%, 08/15/2057 (c)	5,000,000	4,929,497
Brightline Florida Holdings LLC, Revenue, AMT, Series 2024 A, 8.25%, 02/14/2025 (c)(d)(e)	206,210,000	214,144,755
Brightline Trains Florida LLC, Revenue, AMT, Refunding, Series 2024, 5.00%, 07/01/2037	4,500,000	4,543,915
Brightline Trains Florida LLC, Revenue, AMT, Refunding, Series 2024, 5.00%, 07/01/2041	24,755,000	24,616,325
Brightline Trains Florida LLC, Revenue, AMT, Refunding, Series 2024, 5.25%, 07/01/2047	60,575,000	60,685,755
Brightline Trains Florida LLC, Revenue, AMT, Refunding, Series 2024, 5.50%, 07/01/2053	57,060,000	57,626,280
Cornerstone Classical Academy, Inc., Revenue, Series 2024 A, 5.00%, 06/01/2034 (c)	1,190,000	1,219,207

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Cornerstone Classical Academy, Inc., Revenue, Series 2024 A, 5.25%, 06/01/2044 (c)	1,000,000	1,007,178
Cornerstone Classical Academy, Inc., Revenue, Series 2024 A, 5.50%, 06/01/2054 (c)	2,790,000	2,816,530
Cornerstone Classical Academy, Inc., Revenue, Series 2024 A, 5.50%, 06/01/2059 (c)	1,500,000	1,505,255
Downtown Doral Charter Elementary School, Inc., Revenue, Series 2017 C, 5.75%, 07/01/2047 (c)	2,000,000	2,017,718
Renaissance Charter School, Inc. Obligated Group, Revenue, Refunding, Series 2020 A, 6.00%, 06/15/2050	3,000,000	3,061,677
Renaissance Charter School, Inc. Obligated Group, Revenue, Series 2021 A, 5.50%, 06/15/2051	1,000,000	990,311
SFP - Tampa I LLC, Revenue, Senior Lien, Series 2024 A-1, 5.00%, 06/01/2044 (c)	1,600,000	1,600,243
SFP - Tampa I LLC, Revenue, Senior Lien, Series 2024 A-1, 5.25%, 06/01/2054 (c)	7,200,000	7,206,287
SFP - Tampa I LLC, Revenue, Senior Lien, Series 2024 A-1, 5.25%, 06/01/2059 (c)	6,550,000	6,511,093
Waste Pro USA, Inc., Revenue, AMT, Series 2021, 3.00%, 06/01/2032	10,035,000	9,108,127
Waste Pro USA, Inc., Revenue, AMT, Series 2023, 6.13%, 07/01/2026 (c)(d)(e)	1,265,000	1,292,543
Florida Municipal Loan Council,
Shingle Creek Transit & Utility Community Development District, Special Assessment, AMT, Series 2024, 5.15%, 05/01/2044	900,000	913,083
Shingle Creek Transit & Utility Community Development District, Special Assessment, AMT, Series 2024, 5.40%, 05/01/2054	825,000	833,876
Gardens at Hammock Beach Community Development District,
Assessment Area 1, Special Assessment, Series 2024-1, 5.38%, 05/01/2044	305,000	303,174
Assessment Area 1, Special Assessment, Series 2024-1, 5.65%, 05/01/2054	535,000	530,484
Assessment Area 2, Special Assessment, Series 2024-2, 5.00%, 05/01/2031	270,000	268,960
Assessment Area 2, Special Assessment, Series 2024-2, 5.60%, 05/01/2044	990,000	982,870
Assessment Area 2, Special Assessment, Series 2024-2, 5.88%, 05/01/2055	1,250,000	1,236,713
Golden Gem Community Development District,
Special Assessment, Series 2024, 5.15%, 05/01/2031	535,000	539,565
Special Assessment, Series 2024, 5.70%, 05/01/2044	2,900,000	2,925,458
Special Assessment, Series 2024, 6.00%, 05/01/2055	5,000,000	5,068,373
Gracewater Sarasota Community Development District,
Assessments, Special Assessment, Series 2021, 3.35%, 05/01/2041	3,170,000	2,567,279
Assessments, Special Assessment, Series 2021, 4.00%, 05/01/2052	3,815,000	3,099,110
Greenbriar Community Development District,
Assessment Area No. 1, Special Assessment, Series 2025, 5.65%, 05/01/2045	1,000,000	1,005,434
Assessment Area No. 1, Special Assessment, Series 2025, 5.88%, 05/01/2054	1,350,000	1,359,455
Gulfstream Polo Community Development District,
Phase 2, Special Assessment, Series 2019, 4.38%, 11/01/2049	805,000	727,573
Hamilton Bluff Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.50%, 05/01/2044	1,360,000	1,369,565
Assessment Area 1, Special Assessment, Series 2024, 5.80%, 05/01/2054	2,000,000	2,009,680
Hammock Oaks Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 6.15%, 05/01/2054	1,250,000	1,271,187
Harmony on Lake Eloise Community Development District,
Assessment Area No. 2, Special Assessment, Series 2025, 5.45%, 11/01/2045	1,000,000	1,003,272
Assessment Area No. 2, Special Assessment, Series 2025, 5.65%, 11/01/2054	1,250,000	1,255,010
Harmony West Community Development District,

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Assessment Area No. 3, Special Assessment, Series 2025, 5.45%, 05/01/2045	625,000	627,046
Assessment Area No. 3, Special Assessment, Series 2025, 5.65%, 05/01/2055	1,000,000	1,004,007
Harvest Ridge Community Development District,
Special Assessment, Series 2024, 5.38%, 05/01/2054	650,000	643,073
Hawthorne Mill North Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 5.20%, 05/01/2044	1,000,000	991,909
Assessment Area 2, Special Assessment, Series 2024, 5.50%, 05/01/2054	1,400,000	1,388,581
Hickory Tree Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.45%, 05/01/2055	1,500,000	1,471,923
Highland Trails Community Development District,
Assessments, Special Assessment, Series 2024, 5.85%, 05/01/2054	880,000	889,899
Hillcrest Community Development District,
Special Assessment, Series 2018, 5.00%, 11/01/2048	300,000	298,721
Hillcrest Preserve Community Development District,
Special Assessment, Series 2024, 5.00%, 05/01/2044 (c)	1,000,000	968,792
Special Assessment, Series 2024, 5.30%, 05/01/2054 (c)	1,500,000	1,448,361
Hills of Minneola Community Development District,
North Parcel Assessment Area 1, Special Assessment, Series 2024, 5.55%, 05/01/2044	650,000	678,056
North Parcel Assessment Area 1, Special Assessment, Series 2024, 5.88%, 05/01/2054	1,000,000	1,055,685
South Parcel Assessment Area, Special Assessment, Series 2020, 4.00%, 05/01/2050 (c)	3,000,000	2,554,543
South Parcel Assessment Area Phase 2, Special Assessment, Series 2021, 4.00%, 05/01/2052	1,900,000	1,599,513
Hillsborough County Aviation Authority,
Revenue, AMT, Series 2024 B, 5.50%, 10/01/2049 (a)	10,000,000	10,879,478
Revenue, AMT, Series 2024 B, 5.50%, 10/01/2054 (a)	25,345,000	27,383,683
Hobe-St. Lucie Conservancy District,
Unit of Development No. 1A, Special Assessment, Series 2024, 5.60%, 05/01/2044	1,900,000	1,953,080
Unit of Development No. 1A, Special Assessment, Series 2024, 5.88%, 05/01/2055	2,690,000	2,757,489
Hyde Park Community Development District No. 1,
Assessments, Special Assessment, Series 2024 A, 5.35%, 05/01/2044	425,000	424,054
Assessments, Special Assessment, Series 2024 A, 5.63%, 05/01/2055	685,000	682,251
Assessments, Special Assessment, Series 2024 B, 5.25%, 05/01/2034	1,705,000	1,701,394
Keys Edge Community Development District,
Assessment Area No. 1, Special Assessment, Series 2024, 5.10%, 05/01/2044	975,000	961,977
Assessment Area No. 1, Special Assessment, Series 2024, 5.38%, 05/01/2055	1,000,000	980,145
Lake Hideaway Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.65%, 05/01/2044	2,000,000	2,004,047
Assessment Area 1, Special Assessment, Series 2024, 5.90%, 05/01/2054	2,750,000	2,738,159
Lake Mattie Preserve Community Development District,
Special Assessment, Series 2024, 5.85%, 05/01/2054	570,000	571,133
Lakes of Sarasota Community Development District,
Assessments, Special Assessment, Series 2024 A, 5.30%, 05/01/2044	425,000	421,469
Assessments, Special Assessment, Series 2024 A, 5.60%, 05/01/2055	685,000	678,186
Assessments, Special Assessment, Series 2024 B, 5.25%, 05/01/2034	2,325,000	2,318,577
Lakewood Ranch Stewardship District,
Special Assessment, Series 2024, 5.30%, 05/01/2044	485,000	488,842
Special Assessment, Series 2024, 5.55%, 05/01/2054	530,000	532,645
Special Assessment, Series 2024, 5.50%, 05/01/2055	765,000	757,407
Assessment Star Farms Phase 1/2, Special Assessment, Series 2021, 4.00%, 05/01/2052	430,000	361,572

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Assessments, Special Assessment, Series 2015, 4.88%, 05/01/2045	175,000	173,644
Lakewood Ranch Stewardship District Series 2024 Assessment, Special Assessment, Series 2024, 5.25%, 05/01/2044	585,000	583,018
Landings Community Development District,
Special Assessment, Series 2024, 5.00%, 05/01/2031	275,000	275,564
Special Assessment, Series 2024, 5.50%, 05/01/2044	1,030,000	1,031,302
Special Assessment, Series 2024, 5.80%, 05/01/2055	855,000	856,774
Langley South Community Development District,
Assessment Area No. 1, Special Assessment, Series 2024, 5.40%, 05/01/2055	4,765,000	4,736,835
Liberty Cove Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.38%, 05/01/2044	1,085,000	1,070,314
Assessment Area 1, Special Assessment, Series 2024, 5.70%, 05/01/2054	2,000,000	1,980,918
Live Oak Lake Community Development District,
Assessments, Special Assessment, Series 2020, 4.40%, 05/01/2040	1,600,000	1,452,767
Assessments, Special Assessment, Series 2020, 4.60%, 05/01/2051	5,000,000	4,443,627
Longleaf Community Development District,
Neighborhood 4 Assessment Area 1, Special Assessment, Series 2024, 5.75%, 05/01/2054 (c)	1,000,000	1,019,982
Neighborhood 4 Assessment Area 2, Special Assessment, Series 2024 A, 5.20%, 05/01/2044	700,000	682,764
Neighborhood 4 Assessment Area 2, Special Assessment, Series 2024 A, 5.45%, 05/01/2055	1,150,000	1,111,979
Los Cayos Community Development District,
Special Assessment, Series 2024, 5.55%, 06/15/2054	800,000	806,963
LT Ranch Community Development District,
Assessments, Special Assessment, Series 2019, 4.00%, 05/01/2050	1,000,000	849,481
Phase IIB Assessment Area, Special Assessment, Series 2024, 5.50%, 05/01/2044	275,000	279,755
Phase IIB Assessment Area, Special Assessment, Series 2024, 5.85%, 05/01/2054	1,000,000	1,017,017
LTC Ranch West Residential Community Development District,
Assessment Area 1, Special Assessment, Series 2021 A, 4.00%, 05/01/2052	1,830,000	1,491,289
Assessment Area 2, Special Assessment, Series 2024 AA-2, 6.00%, 05/01/2054	605,000	610,568
Assessment Area 3, Special Assessment, Series 2024 AA-3, 6.05%, 05/01/2054	1,405,000	1,422,681
Assessment Area 4, Special Assessment, Refunding, Series 2024 AA-4, 5.38%, 05/01/2044	1,000,000	990,727
Assessment Area 4, Special Assessment, Refunding, Series 2024 AA-4, 5.65%, 05/01/2054	1,250,000	1,235,698
Magnolia Island Community Development District,
Assessment Area No. 1, Special Assessment, Series 2025, 5.55%, 05/01/2045 (c)	750,000	752,881
Assessment Area No. 1, Special Assessment, Series 2025, 5.75%, 05/01/2055 (c)	1,000,000	1,003,804
Malabar Springs Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.20%, 05/01/2044	1,000,000	983,228
Assessment Area 1, Special Assessment, Series 2024, 5.50%, 05/01/2054	1,500,000	1,468,038
Marion Ranch Community Development District,
Special Assessment, Series 2024, 5.70%, 05/01/2044	795,000	804,323
Special Assessment, Series 2024, 5.95%, 05/01/2054	1,375,000	1,390,030
Miami Health Facilities Authority,
Miami Jewish Health Systems Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 07/01/2026	1,260,000	1,253,853
Miami Jewish Health Systems Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 07/01/2027	1,000,000	995,203
Miami Jewish Health Systems Obligated Group, Revenue, Refunding, Series 2017, 5.13%, 07/01/2038	1,000,000	936,740

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Miami-Dade County Industrial Development Authority,
Pinecrest Academy Obligated Group, Revenue, Series 2017, 5.00%, 09/15/2044 (c)	4,210,000	4,068,820
Middleton Community Development District A,
Special Assessment, Series 2024, 4.75%, 05/01/2055	2,100,000	2,024,640
Mirada Community Development District,
Assessment Area 3, Special Assessment, Refunding, Series 2024, 6.00%, 05/01/2055	2,000,000	2,020,984
Newport Isles Community Development District,
Special Assessment, Series 2024, 5.00%, 05/01/2044	2,440,000	2,401,320
Special Assessment, Series 2024, 5.20%, 05/01/2054	2,685,000	2,602,719
Normandy Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.30%, 05/01/2044 (c)	1,500,000	1,463,240
Assessment Area 1, Special Assessment, Series 2024, 5.55%, 05/01/2054 (c)	2,500,000	2,417,767
North AR-1 Pasco Community Development District,
Assessment Area 4, Special Assessment, Series 2024, 5.75%, 05/01/2054	995,000	1,000,051
Assessment Area 5, Special Assessment, Series 2024 A, 5.75%, 05/01/2044	1,500,000	1,518,061
Assessment Area 5, Special Assessment, Series 2024 A, 6.00%, 05/01/2054	2,000,000	2,030,909
Pacific Ace Community Development District,
Special Assessment, Series 2024, 5.20%, 05/01/2044	500,000	501,975
Special Assessment, Series 2024, 5.50%, 05/01/2055	875,000	878,450
Paddocks Community Development District,
Assessments, Special Assessment, Series 2024, 5.13%, 05/01/2044 (c)	1,000,000	975,308
Assessments, Special Assessment, Series 2024, 5.45%, 05/01/2055 (c)	1,375,000	1,337,115
Palm Beach County Health Facilities Authority,
Federation CCRC Operations Corp. Obligated Group, Revenue, Series 2020 A, 5.00%, 06/01/2055	145,000	139,179
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2016 B, 5.00%, 05/15/2047	925,000	925,317
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2019 B, 4.00%, 05/15/2053	150,000	124,329
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2019 B, 5.00%, 05/15/2053	2,175,000	2,140,528
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2023 C, 7.50%, 05/15/2053	965,000	1,088,065
Palm Coast Park Community Development District,
Sawmill Branch - Phase 7, Special Assessment, Series 2024, 5.00%, 05/01/2044	1,270,000	1,241,222
Sawmill Branch - Phase 7, Special Assessment, Series 2024, 5.30%, 05/01/2055	1,935,000	1,886,892
Spring Lake - Tracts 2 & 3, Special Assessment, Series 2021, 4.00%, 05/01/2052	1,200,000	982,302
Parker Pointe Community Development District,
Special Assessment, Series 2024, 5.50%, 05/01/2044	700,000	703,097
Special Assessment, Series 2024, 5.75%, 05/01/2054	1,000,000	1,001,489
Parker Road Community Development District,
Assessment Area, Special Assessment, Refunding, Series 2020, 4.10%, 05/01/2050	2,000,000	1,573,550
Parrish Lakes Community Development District,
Assessment Area 3, Special Assessment, Series 2024, 5.50%, 05/01/2044	1,555,000	1,549,601
Assessment Area 3, Special Assessment, Series 2024, 5.80%, 05/01/2054	2,000,000	1,989,206
Parrish Lakes II Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.13%, 05/01/2044	3,000,000	2,926,274
Assessment Area 1, Special Assessment, Series 2024, 5.45%, 05/01/2054	5,000,000	4,864,621
Parrish Plantation Community Development District,
Assessment Area 3, Special Assessment, Series 2024, 5.80%, 05/01/2044	700,000	720,560

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Assessment Area 3, Special Assessment, Series 2024, 6.05%, 05/01/2054	1,545,000	1,593,341
Pasadena Ridge Community Development District,
Assessment Area No. 1, Special Assessment, Series 2024, 5.38%, 05/01/2055	1,375,000	1,354,760
Peace Creek Village Community Development District,
Special Assessment, Series 2024, 5.75%, 05/01/2054	905,000	911,978
Peace Crossing Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.70%, 05/01/2044	2,820,000	2,764,838
Assessment Area 1, Special Assessment, Series 2024, 6.00%, 05/01/2054	4,000,000	3,918,451
Pine Island Community Development District,
Special Assessment, Series 2004, 5.75%, 05/01/2035	2,115,000	2,124,579
Pioneer Ranch Community Development District,
Special Assessment, Series 2024, 5.00%, 05/01/2044	1,000,000	967,802
Special Assessment, Series 2024, 5.30%, 05/01/2055	1,250,000	1,199,512
Preston Cove Community Development District,
Assessments, Special Assessment, Series 2022, 4.13%, 05/01/2052	1,870,000	1,564,340
Regal Village Community Development District,
Special Assessment, Series 2024, 5.50%, 05/01/2054	725,000	728,077
River Hall Community Development District,
Assessment Area 3, Special Assessment, Series 2020 A, 3.88%, 05/01/2051	3,690,000	2,998,307
Assessment Area No. 5, Special Assessment, Series 2024, 5.35%, 05/01/2044 (c)	800,000	797,318
Assessment Area No. 5, Special Assessment, Series 2024, 5.63%, 05/01/2055 (c)	900,000	895,116
Rivers Edge II Community Development District,
Special Assessment, Series 2021, 4.00%, 05/01/2051	910,000	751,089
Rivers Edge III Community Development District,
Assessments, Special Assessment, Series 2024, 5.65%, 05/01/2044	1,665,000	1,687,795
Assessments, Special Assessment, Series 2024, 5.95%, 05/01/2055	2,225,000	2,253,476
Rookery Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.00%, 05/01/2044	800,000	777,002
Assessment Area 1, Special Assessment, Series 2024, 5.35%, 05/01/2055	1,500,000	1,456,809
Rustic Oaks Community Development District,
Assessments, Special Assessment, Series 2022, 3.45%, 05/01/2042	2,000,000	1,658,363
Rye Crossing Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 5.00%, 05/01/2044	650,000	635,156
Assessment Area 2, Special Assessment, Series 2024, 5.25%, 05/01/2054	710,000	689,520
Saltleaf Community Development District,
Assessments, Special Assessment, Series 2024, 5.63%, 05/01/2044	3,250,000	3,266,511
Assessments, Special Assessment, Series 2024, 6.00%, 05/01/2056	3,000,000	3,042,277
Savanna Lakes Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 5.25%, 06/15/2044	625,000	625,918
Assessment Area 2, Special Assessment, Series 2024, 5.50%, 06/15/2054	750,000	751,125
Sawgrass Village Community Development District,
Assessment Area 3, Special Assessment, Series 2024, 5.55%, 05/01/2044 (c)	700,000	705,559
Assessment Area 3, Special Assessment, Series 2024, 5.88%, 05/01/2054 (c)	1,380,000	1,392,546
Scenic Terrace South Community Development District,
Special Assessment, Series 2022, 4.63%, 05/01/2053	3,935,000	3,573,621
Seagrove Community Development District,
Special Assessment, Series 2024, 4.88%, 06/15/2044	750,000	733,945
Special Assessment, Series 2024, 5.20%, 06/15/2054	1,250,000	1,226,225

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Seminole Palms Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 5.20%, 05/01/2044 (c)	1,250,000	1,225,580
Assessment Area 2, Special Assessment, Series 2024, 5.50%, 05/01/2055 (c)	1,750,000	1,710,938
Shadowlawn Community Development District,
Special Assessment, Series 2024, 5.50%, 05/01/2044	1,585,000	1,590,509
Special Assessment, Series 2024, 5.85%, 05/01/2054	1,500,000	1,504,131
Silver Oaks Community Development District,
Special Assessment, Series 2024, 5.85%, 05/01/2054	1,500,000	1,519,162
Silverlake Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 5.38%, 05/01/2044	505,000	510,442
Six Mile Creek Community Development District,
Assessment Area 2, Special Assessment, Refunding, Series 2021, 4.00%, 05/01/2052	2,255,000	1,869,468
Project Area, Special Assessment, Series 2024, 5.10%, 05/01/2044	625,000	609,017
Project Area, Special Assessment, Series 2024, 5.38%, 05/01/2055	1,000,000	970,044
Solaeris Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.20%, 05/01/2031	500,000	503,843
Assessment Area 1, Special Assessment, Series 2024, 6.00%, 05/01/2044	1,790,000	1,834,495
Assessment Area 1, Special Assessment, Series 2024, 6.25%, 05/01/2055	2,750,000	2,804,225
Somerset Bay Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.63%, 05/01/2044 (c)	920,000	923,927
Assessment Area 1, Special Assessment, Series 2024, 5.90%, 05/01/2054 (c)	1,405,000	1,409,966
Southern Groves Community Development District No. 5,
Assessment Area, Special Assessment, Series 2024, 5.45%, 05/01/2044	1,265,000	1,310,770
Assessment Area, Special Assessment, Series 2024, 5.70%, 05/01/2050	930,000	970,265
Southshore Bay Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 5.38%, 05/01/2044	675,000	674,131
Assessment Area 2, Special Assessment, Series 2024, 5.63%, 05/01/2054	930,000	927,349
St. Johns County Industrial Development Authority,
Presbyterian Retirement Communities, Inc. Obligated Group, Revenue, Refunding, Series 2020 A, 4.00%, 08/01/2055	2,325,000	1,983,779
Summit View Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 5.63%, 05/01/2044	1,025,000	1,030,021
Assessment Area 2, Special Assessment, Series 2024, 6.00%, 05/01/2054	1,425,000	1,436,969
Talavera Community Development District,
Assessments, Special Assessment, Series 2019, 3.50%, 05/01/2025	95,000	94,830
Tern Bay Community Development District,
Special Assessment, Series 2022, 4.00%, 06/15/2052	9,260,000	7,733,130
Terreno Community Development District,
Special Assessment, Series 2025, 5.40%, 05/01/2045	875,000	883,331
Special Assessment, Series 2025, 5.65%, 05/01/2055	1,000,000	1,009,408
Timber Creek Southwest Community Development District,
Assessment Area 2, Special Assessment, Series 2021, 3.30%, 12/15/2041	2,175,000	1,786,908
Tolomato Community Development District,
Assessment Area, Special Assessment, Series 2024, 4.80%, 05/01/2044	880,000	850,967
Assessment Area, Special Assessment, Series 2024, 5.13%, 05/01/2054	885,000	853,219

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Triple Creek Community Development District,
Assessment Area, Special Assessment, Series 2019 A, 4.75%, 05/01/2050	325,000	304,801
Villages Q & R Assessment Area, Special Assessment, Series 2021, 4.00%, 11/01/2051 (c)	850,000	700,835
Twisted Oaks Pointe Community Development District,
Assessment Area 3, Special Assessment, Series 2024, 5.63%, 05/01/2044	1,065,000	1,075,518
Assessment Area 3, Special Assessment, Series 2024, 6.00%, 05/01/2055	1,375,000	1,393,297
Two Rivers West Community Development District,
Special Assessment, Series 2024, 5.63%, 05/01/2044	750,000	752,622
Special Assessment, Series 2024, 5.88%, 05/01/2054	1,250,000	1,253,450
V-Dana Community Development District,
Assessment Area No. 2, Special Assessment, Series 2025, 5.38%, 05/01/2045 (c)(g)	1,000,000	1,001,677
Assessment Area No. 2, Special Assessment, Series 2025, 5.55%, 05/01/2055 (c)(g)	1,375,000	1,377,286
Veranda Community Development District II,
Assessment Area 4, Special Assessment, Refunding, Series 2021, 4.00%, 05/01/2051 (c)	185,000	152,832
Assessment Area 5 Phase 2, Special Assessment, Refunding, Series 2024, 5.63%, 05/01/2054	1,000,000	1,011,004
Verano No. 2 Community Development District,
Special Assessment, Series 2024, 5.35%, 05/01/2044	500,000	498,324
Special Assessment, Series 2024, 5.63%, 05/01/2055	800,000	795,628
Pod D, Special Assessment, Series 2024, 5.80%, 05/01/2054	1,000,000	1,009,663
Village Community Development District No. 13,
Phase III, Special Assessment, Series 2021, 3.25%, 05/01/2052	1,740,000	1,285,243
Villages of Westport Community Development District,
Assessments, Special Assessment, Series 2005 A, 5.70%, 05/01/2035	2,910,000	2,923,055
Villamar Community Development District,
Assessment Area 6, Special Assessment, Series 2024, 5.75%, 05/01/2054	1,000,000	1,017,801
Waterford Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 5.20%, 05/01/2044	650,000	639,336
Assessment Area 2, Special Assessment, Series 2024, 5.45%, 05/01/2054	900,000	882,365
Wellness Ridge Community Development District,
Assessment Area No. 2, Special Assessment, Series 2024, 5.20%, 06/15/2055 (c)	1,100,000	1,064,452
West Villages Improvement District,
Unit of Development No. 10 Assessment Area 1, Special Assessment, Series 2024, 5.38%, 05/01/2044	995,000	1,000,958
Unit of Development No. 10 Assessment Area 1, Special Assessment, Series 2024, 5.63%, 05/01/2054	1,490,000	1,493,538
Unit of Development No. 7, Special Assessment, Series 2019, 5.00%, 05/01/2050	2,500,000	2,450,480
Unit of Development No. 8, Special Assessment, Series 2021, 3.50%, 05/01/2041	2,500,000	2,085,038
Westside Haines City Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 6.00%, 05/01/2054	2,050,000	2,083,208
Willowbrook Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.63%, 05/01/2044	750,000	753,552
Assessment Area 1, Special Assessment, Series 2024, 5.90%, 05/01/2055	1,100,000	1,104,019
Windsor Cay Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.75%, 05/01/2054	1,000,000	1,046,193
Wiregrass Community Development District,
Assessment Area 2, Special Assessment, Series 2016, 5.00%, 05/01/2047	1,020,000	1,011,751

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Woodland Ranch Estates Community Development District,
Special Assessment, Series 2025, 5.55%, 05/01/2045	500,000	501,998
Special Assessment, Series 2025, 5.75%, 05/01/2055	720,000	722,851
Yarborough Lane Community Development District,
Yarborough Lane Community Development District Series 2024 Special Assessment, Special Assessment, Series 2024, 5.35%, 05/01/2044	780,000	773,641
Yarborough Lane Community Development District Series 2024 Special Assessment, Special Assessment, Series 2024, 5.60%, 05/01/2055	1,620,000	1,601,857
		1,166,290,200
Georgia 5.3%
Atlanta Development Authority (The),
City of Atlanta Westside Tax Allocation District Gulch Area, Tax Allocation, Series 2024 A-2, 5.50%, 04/01/2039 (c)	30,425,000	31,172,165
City of Atlanta Westside Tax Allocation District Gulch Area, Revenue, Series 2024-1, Class A, 0.00%, 12/15/2048 (c)	128,920,000	110,722,697
Atlanta Urban Residential Finance Authority,
Flats at Stone Hogan LP, Revenue, FNMA Insured, Series 2024 A, 4.37%, 05/01/2044 (a)	8,800,000	8,397,455
Villas at Stone Hogan LP, Revenue, FNMA Insured, Series 2024 A, 4.37%, 05/01/2044 (a)	6,450,000	6,240,255
DeKalb County Development Authority,
GLOBE Academy, Inc. (The), Revenue, Series 2024 A, 5.00%, 06/01/2055	500,000	484,423
GLOBE Academy, Inc. (The), Revenue, Series 2024 A, 5.00%, 06/01/2063	1,320,000	1,250,107
Development Authority of Bulloch County,
Charter Conservatory for Liberal Arts & Technology, Inc., Revenue, Series 2024 A, 6.75%, 06/15/2064 (c)	3,225,000	3,280,567
Charter Conservatory for Liberal Arts & Technology, Inc., Revenue, Series 2024 B, 7.50%, 06/15/2031 (c)	265,000	261,123
Development Authority of Lagrange,
LaGrange College Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 10/15/2052	17,550,000	15,058,484
Development Authority of The City of Marietta,
Life University, Inc., Revenue, Refunding, Series 2017 A, 5.00%, 11/01/2047 (c)	10,000,000	9,412,045
Fulton County Residential Care Facilities for the Elderly Authority,
All Saints-St. Luke's Episcopal Home for the Retired Obligated Group, Revenue, Refunding, Series 2019 A, 5.00%, 04/01/2047 (c)	3,540,000	3,421,937
All Saints-St. Luke's Episcopal Home for the Retired Obligated Group, Revenue, Refunding, Series 2019 A, 5.00%, 04/01/2054 (c)	2,415,000	2,281,876
All Saints-St. Luke's Episcopal Home for the Retired Obligated Group, Revenue, Series 2021 A, 4.00%, 04/01/2041 (c)	4,000,000	3,631,943
All Saints-St. Luke's Episcopal Home for the Retired Obligated Group, Revenue, Series 2021 A, 4.00%, 04/01/2051 (c)	17,500,000	14,523,581
All Saints-St. Luke's Episcopal Home for the Retired Obligated Group, Revenue, Series 2021 A, 4.00%, 04/01/2056 (c)	8,665,000	6,982,461
Gainesville & Hall County Hospital Authority,
Northeast Georgia Health System Obligated Group, Revenue, Series 2021 A, 2.50%, 02/15/2051	1,350,000	876,124
George L Smith II Congress Center Authority,
Signia Hotel Management LLC, Revenue, Second Tier, Series 2021 B, 5.00%, 01/01/2054 (c)	14,900,000	14,253,881
Georgia Housing & Finance Authority,
Revenue, Refunding, Series 2024 C, 4.40%, 12/01/2044 (a)	4,500,000	4,513,026
Revenue, Refunding, Series 2024 C, 4.55%, 12/01/2049 (a)	27,010,000	27,033,530
Revenue, Refunding, Series 2024 C, 4.60%, 12/01/2054 (a)	12,750,000	12,738,897
Oconee County Industrial Development Authority,
Westminster Presbyterian Homes Obligated Group, Revenue, Series 2018 A-1, 6.25%, 12/01/2048	3,000,000	3,018,291

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Georgia
Westminster Presbyterian Homes Obligated Group, Revenue, Series 2018 A-1, 6.38%, 12/01/2053	3,000,000	3,019,750
		282,574,618
Guam 0.0%(b)
Port Authority of Guam,
Revenue, Series 2018 A, 5.00%, 07/01/2048	1,050,000	1,054,625

Hawaii 0.2%
State of Hawaii Department of Budget & Finance,
Hawai`i Pacific University, Revenue, Refunding, Series 2024, 5.00%, 07/01/2034 (c)	3,000,000	3,040,557
Hawai`i Pacific University, Revenue, Refunding, Series 2024, 5.00%, 07/01/2039 (c)	2,780,000	2,738,599
Hawai`i Pacific University, Revenue, Refunding, Series 2024, 5.13%, 07/01/2043 (c)	2,500,000	2,404,939
		8,184,095

Idaho 0.4%
Avimor Community Infrastructure District No. 1,
Assessment Area 5, Special Assessment, Series 2024, 5.88%, 09/01/2053 (c)	2,550,000	2,631,178
Assessment Area 6, Special Assessment, Series 2024 B, 5.50%, 09/01/2053 (c)	3,000,000	3,031,563
Idaho Health Facilities Authority,
St Luke's Health System Ltd. Obligated Group, Revenue, Refunding, Series 2025A, 5.25%, 03/01/2050 (g)	2,000,000	2,131,360
St Luke's Health System Ltd. Obligated Group, Revenue, Refunding, Series 2025A, 4.38%, 03/01/2053 (g)	2,000,000	1,924,840
Spring Valley Community Infrastructure District No. 1,
Assessment Area 1, Special Assessment, Series 2021, 3.75%, 09/01/2051 (c)	1,413,000	1,272,377
Assessment Area 2, Special Assessment, Series 2024, 6.25%, 09/01/2053 (c)	9,000,000	9,421,530
		20,412,848
Illinois 2.8%
Bellwood Municipal Housing Corp.,
Village of Bellwood, Revenue, Series 2024, 6.38%, 12/01/2059 (c)	8,450,000	8,213,373
Chicago Board of Education,
GO, Series 2012 A, 5.00%, 12/01/2042	2,885,000	2,862,282
GO, Series 2017 H, 5.00%, 12/01/2046	16,525,000	16,114,775
GO, Series 2018 D, 5.00%, 12/01/2046	11,165,000	10,917,258
GO, Series 2022 A, 5.00%, 12/01/2047	1,000,000	978,205
City of Harvey,
GO, Refunding, Series 2023 A, 4.50%, 01/01/2054	2,781,000	2,334,806
City of Palos Heights,
Trinity Christian College Association Obligated Group, Revenue, Refunding, Series 2024 A, 7.00%, 01/01/2050	8,790,000	8,548,899
Trinity Christian College Association Obligated Group, Revenue, Refunding, Series 2024 B, 8.50%, 01/01/2032	1,210,000	1,213,701
County of Cook,
Deerfield SLF LP, Revenue, Series 2024, 6.50%, 01/01/2045	18,000,000	18,548,618
Elmhurst Park District,
GO, Series 2025, 4.25%, 12/15/2049 (g)	7,000,000	6,791,820
Illinois Finance Authority,
Benedictine University, Revenue, Refunding, Series 2017, 5.00%, 10/01/2038	5,320,000	4,568,954
Bradley University, Revenue, Refunding, Series 2021 A, 4.00%, 08/01/2051	4,750,000	3,973,295
Columbia College Chicago, Revenue, Series 2019, 5.00%, 12/01/2029	2,055,000	2,057,158
Columbia College Chicago, Revenue, Series 2019, 5.00%, 12/01/2044	2,175,000	2,001,184
Illinois Institute of Technology, Revenue, Refunding, Series 2019, 5.00%, 09/01/2036	1,725,000	1,695,490
Illinois Institute of Technology, Revenue, Refunding, Series 2019, 4.00%, 09/01/2037	400,000	350,751

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Illinois
Illinois Institute of Technology, Revenue, Refunding, Series 2019, 5.00%, 09/01/2040	1,925,000	1,836,861
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2015 A, 4.00%, 05/15/2035	15,000	14,654
Navy Pier, Inc. Obligated Group, Revenue, Refunding, Series 2024 B, 5.00%, 10/01/2044 (c)	750,000	733,692
Navy Pier, Inc. Obligated Group, Revenue, Refunding, Series 2024 B, 5.00%, 10/01/2049 (c)	3,700,000	3,590,654
Plymouth Place Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 05/15/2036	325,000	324,465
Plymouth Place Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 05/15/2051	410,000	371,314
Plymouth Place Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 05/15/2056	1,255,000	1,113,030
Plymouth Place Obligated Group, Revenue, Series 2022 A, 6.63%, 05/15/2052	1,085,000	1,161,386
Roosevelt University, Revenue, Refunding, Series 2018 B, 6.00%, 04/01/2038 (c)	1,290,000	1,297,060
Roosevelt University, Revenue, Refunding, Series 2018A, 6.13%, 04/01/2058 (c)	100,000	99,447
Roosevelt University, Revenue, Series 2019A, 6.13%, 04/01/2049 (c)	2,500,000	2,505,321
Roosevelt University, Revenue, Series 2019A, 6.13%, 04/01/2058 (c)	1,350,000	1,342,538
Washington and Jane Smith Community - Orland Park, Revenue, Refunding, Series 2022, 4.00%, 10/15/2027	485,000	472,953
Washington and Jane Smith Community - Orland Park, Revenue, Refunding, Series 2022, 4.00%, 10/15/2028	670,000	647,328
Washington and Jane Smith Community - Orland Park, Revenue, Refunding, Series 2022, 4.00%, 10/15/2029	1,050,000	1,005,132
Washington and Jane Smith Community - Orland Park, Revenue, Refunding, Series 2022, 4.00%, 10/15/2030	725,000	688,001
Washington and Jane Smith Community - Orland Park, Revenue, Refunding, Series 2022, 4.00%, 10/15/2037	6,000,000	5,316,719
Westminster Village, Inc. Obligated Group, Revenue, Refunding, Series 2018 A, 5.25%, 05/01/2038	2,165,000	2,165,608
Westminster Village, Inc. Obligated Group, Revenue, Refunding, Series 2018 A, 5.00%, 05/01/2048	4,040,000	3,627,075
Illinois Housing Development Authority,
Stonebridge of Gurnee LLC, Revenue, Series A, 5.45%, 01/01/2046 (c)	1,640,000	1,638,897
Stonebridge of Gurnee LLC, Revenue, Series A, 5.60%, 01/01/2056 (c)	1,000,000	999,987
Southwestern Illinois Development Authority,
United States Steel Corp., Revenue, AMT, Series 2012, 5.75%, 08/01/2042	2,000,000	2,001,696
Upper Illinois River Valley Development Authority,
Northern Kane Educational Corp., Revenue, Refunding, Series 2017 A, 5.25%, 12/01/2047 (c)	2,000,000	1,895,460
Village of Bellwood,
Tax Allocation, Series 2024, 5.00%, 12/01/2050	6,750,000	6,828,927
Village of Lincolnwood,
North Lincoln Redevelopment Project Area, COP, Series 2021 A, 4.82%, 01/01/2041 (c)	6,040,000	5,914,902
Village of Lincolnwood Il,
North Lincoln Redevelopment Project Area, Tax Allocation, Series 2025 B, 5.75%, 12/01/2043 (c)	1,200,000	1,213,082
Village of Rantoul,
Evans Road Redevelopment Area, Tax Allocation, Refunding, Series 2024, 5.25%, 12/01/2033 (c)	6,095,000	6,124,297
Village of Romeoville,
Lewis University, Revenue, Refunding, Series 2018 B, 4.13%, 10/01/2041	4,940,000	4,304,453
Lewis University, Revenue, Refunding, Series 2018 B, 4.13%, 10/01/2046	2,525,000	2,103,195
Western Illinois Economic Development Authority,
Memorial Hospital Association, Revenue, Refunding, Series 2016, 4.00%, 06/01/2036	1,500,000	1,350,306
		153,859,009

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Indiana 1.9%
Indiana Finance Authority,
Earlham College, Inc., Revenue, Refunding, Series 2013A, 3.75%, 10/01/2037	1,000,000	837,651
Lutheran University Association, Inc. (The), Revenue, Series 2014, 5.00%, 10/01/2039	750,000	750,079
Retirement Living, Inc., Revenue, Refunding, Series 2015 A, 5.00%, 03/01/2039	2,770,000	2,762,239
Rock Creek Community Academy, Inc., Revenue, Series 2018 A, 5.88%, 07/01/2038 (c)	1,800,000	1,821,735
Indiana Housing & Community Development Authority,
Revenue, GNMA Insured, Series 2024 C-1, 4.70%, 07/01/2049 (a)	16,030,000	16,111,907
Revenue, GNMA Insured, Series 2024 C-1, 4.80%, 07/01/2054 (a)	3,890,000	3,901,705
Revenue, Refunding, GNMA Insured, Series 2024 D-1, 4.55%, 07/01/2044 (a)	11,235,000	11,320,328
Revenue, Refunding, GNMA Insured, Series 2024 D-1, 4.70%, 07/01/2049 (a)	15,760,000	15,837,325
Revenue, Refunding, GNMA Insured, Series 2024 D-1, 4.75%, 07/01/2054 (a)	28,130,000	28,246,904
Revenue, GNMA Insured, Series 2025A-1, 4.50%, 07/01/2045 (g)	6,750,000	6,741,511
Revenue, GNMA Insured, Series 2025A-1, 4.65%, 07/01/2050 (g)	10,000,000	10,037,956
Town of Whiteland,
Patch Economic Development Area, Tax Allocation, Series 2022 A, 5.75%, 09/01/2047 (c)	1,125,000	1,096,058
Patch Economic Development Area, Tax Allocation, Series 2024 A, 6.13%, 03/01/2049 (c)	2,725,000	2,748,205
Town of Whitestown,
Whitestown Redevelopment Commission, Tax Allocation, Series 2024, 5.50%, 09/01/2049 (c)	2,170,000	2,094,565
		104,308,168
Iowa 0.9%
Crawford County Memorial Hospital, Inc.,
Revenue, Series 2024, 5.00%, 06/15/2027	1,515,000	1,534,057
Iowa Finance Authority,
Revenue, GNMA Insured, Series 2025A, 4.55%, 07/01/2045 (g)	4,455,000	4,449,437
Revenue, GNMA Insured, Series 2025A, 4.70%, 07/01/2050 (g)	5,680,000	5,691,535
Revenue, GNMA Insured, Series 2025A, 4.75%, 07/01/2055 (g)	2,000,000	2,004,274
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2016 A, 5.00%, 05/15/2041	6,385,000	6,407,659
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2016 A, 5.00%, 05/15/2047	500,000	500,171
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2018 A, 5.00%, 05/15/2043	2,160,000	2,168,803
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2018 A, 5.00%, 05/15/2048	17,790,000	17,790,171
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2019 A-1, 5.00%, 05/15/2055	7,065,000	6,917,650
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 05/15/2029	1,000,000	999,920
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 05/15/2053	1,700,000	1,409,068
Iowa Student Loan Liquidity Corp.,
Revenue, AMT, Series 2024 C, 5.00%, 12/01/2054	2,500,000	2,354,780
		52,227,525
Kansas 0.5%
City of Colby,
Citizens Medical Center, Inc., Revenue, Series 2024, 5.50%, 07/01/2026	7,000,000	7,024,072
City of Shawnee,
Eastern Kansas Christian Schools, Inc., Revenue, Series 2021, 5.00%, 08/01/2056 (c)	2,000,000	1,771,377
City of Wichita,
Presbyterian Manors Obligated Group, Revenue, Refunding, Series 2019 III, 5.00%, 05/15/2050	400,000	354,602
Presbyterian Manors Obligated Group, Revenue, Refunding, Series 2024 VIII, 5.75%, 05/15/2045	1,000,000	1,013,103
Presbyterian Manors Obligated Group, Revenue, Refunding, Series 2024 VIII, 5.88%, 05/15/2050	1,000,000	1,007,649

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Kansas
Wyandotte County-Kansas City Unified Government,
Sales Tax, Tax Allocation, Refunding, Series 2022, 5.75%, 09/01/2039 (c)	4,500,000	4,673,225
Sales Tax, Revenue, Series 2024 A, 5.25%, 03/01/2046 (c)	10,230,000	9,798,989
		25,643,017
Kentucky 1.5%
City of Campbellsville,
Campbellsville University, Inc., Revenue, Refunding, Series 2017, 4.50%, 03/01/2047	965,000	803,633
City of Henderson,
Pratt Paper LLC, Revenue, AMT, Series 2022 A, 4.70%, 01/01/2052 (c)	2,500,000	2,448,729
City of Hopkinsville,
Ascend Elements, Inc., Revenue, AMT, Series 2024, 6.00%, 12/01/2031 (d)(e)	66,300,000	66,331,386
Louisville/Jefferson County Metropolitan Government,
Bellarmine University, Inc., Revenue, Refunding, Series 2015, 5.00%, 05/01/2027	500,000	495,887
Bellarmine University, Inc., Revenue, Refunding, Series 2015, 5.00%, 05/01/2031	1,790,000	1,744,674
Bellarmine University, Inc., Revenue, Refunding, Series 2015, 5.00%, 05/01/2040	1,210,000	1,100,477
Bellarmine University, Inc., Revenue, Refunding, Series 2017 A, 5.00%, 05/01/2033	2,270,000	2,192,727
Bellarmine University, Inc., Revenue, Refunding, Series 2017 A, 5.00%, 05/01/2036	2,715,000	2,574,113
		77,691,626
Louisiana 2.7%
Calcasieu Parish Memorial Hospital Service District,
Southwest Louisiana Healthcare System Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 12/01/2034	250,000	251,874
Southwest Louisiana Healthcare System Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 12/01/2039	8,305,000	8,113,351
Louisiana Local Government Environmental Facilities & Community Development Authority,
Christwood Obligated Group, Revenue, Refunding, Series 2024, 5.25%, 11/15/2053 (c)	500,000	498,779
Christwood Obligated Group, Revenue, Refunding, Series 2024, 5.25%, 11/15/2059 (c)	625,000	614,545
Provident Group - ULM Properties LLC, Revenue, Series 2019 A, 5.00%, 07/01/2029 (c)	975,000	965,387
Provident Group - ULM Properties LLC, Revenue, Series 2019 A, 5.00%, 07/01/2039 (c)	2,900,000	2,694,418
Provident Group - ULM Properties LLC, Revenue, Series 2019 A, 5.00%, 07/01/2054 (c)	8,265,000	6,992,082
Louisiana Public Facilities Authority,
Athlos Academy of Jefferson, Revenue, Series 2024 A, 7.38%, 06/01/2054 (c)	5,000,000	5,360,127
Calcasieu Bridge Partners LLC, Revenue, Senior Lien, AMT, Series 2024, 5.50%, 09/01/2054	4,500,000	4,780,859
Calcasieu Bridge Partners LLC, Revenue, Senior Lien, AMT, Series 2024, 5.50%, 09/01/2059	15,000,000	15,869,351
Calcasieu Bridge Partners LLC, Revenue, Senior Lien, AMT, Series 2024, 5.75%, 09/01/2064	23,000,000	24,881,977
Calcasieu Bridge Partners LLC, Revenue, Senior Lien, AMT, Series 2024, 5.00%, 09/01/2066	50,175,000	50,822,473
Lake Charles College Prep, Revenue, Series 2019 A, 5.00%, 06/01/2049 (c)	6,315,000	6,007,515
Lake Charles College Prep, Revenue, Series 2019 A, 5.00%, 06/01/2058 (c)	8,760,000	8,194,730
Parish of St. James,
NuStar Logistics LP, Revenue, Series 2010, 6.35%, 07/01/2040 (c)	1,000,000	1,095,319
Plaquemines Port Harbor & Terminal District,
Nola Terminal LLC, Revenue, AMT, Series 2024 A, 9.00%, 12/01/2044 (c)	5,000,000	5,026,515
		142,169,302
Maine 0.7%
Maine Health & Higher Educational Facilities Authority,
Eastern Maine Healthcare Systems Obligated Group, Revenue, Series 2016 A, 5.00%, 07/01/2046	8,000,000	7,729,257
Maine State Housing Authority,
Revenue, Series 2024 D, 4.75%, 11/15/2054 (a)	8,750,000	8,789,382

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Maine
Revenue, Series 2024 F, 4.55%, 11/15/2044 (a)	5,600,000	5,630,087
Revenue, Series 2024 F, 4.70%, 11/15/2049 (a)	9,410,000	9,493,172
Revenue, Series 2024 F, 4.75%, 11/15/2054 (a)	8,000,000	8,044,999
		39,686,897
Maryland 0.4%
City of Baltimore,
Poppleton Development District, Tax Allocation, Series A, 5.38%, 06/01/2036	1,000,000	982,826
Poppleton Development District, Tax Allocation, Series A, 5.50%, 06/01/2043	1,450,000	1,419,263
County of Prince George's,
Westphalia Town Center Development District, Tax Allocation, Series 2018, 5.25%, 07/01/2048 (c)	3,000,000	3,018,588
Maryland Economic Development Corp.,
City of Baltimore, Revenue, Series 2024, 5.00%, 07/01/2031	110,000	118,394
City of Baltimore, Revenue, Series 2024, 5.00%, 07/01/2032	140,000	151,596
City of Baltimore, Revenue, Series 2024, 5.00%, 07/01/2033	175,000	190,473
City of Baltimore, Revenue, Series 2024, 5.00%, 07/01/2039	1,965,000	2,084,126
City of Baltimore, Revenue, Series 2024, 5.00%, 07/01/2044	2,175,000	2,258,041
City of Baltimore, Revenue, Series 2024, 5.00%, 07/01/2056	7,755,000	7,877,278
PRG-Towson Place Properties LLC, Revenue, Senior Lien, Refunding, Series 2024 A-1, 5.00%, 06/01/2038	1,000,000	1,023,553
Maryland Health & Higher Educational Facilities Authority,
Maryland Institute College of Art, Revenue, Refunding, Series 2024, 5.50%, 06/01/2047	1,830,000	1,902,333
		21,026,471
Massachusetts 0.8%
Massachusetts Development Finance Agency,
Ascentria Care Alliance Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/01/2041 (c)	3,500,000	3,270,614
Ascentria Care Alliance Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/01/2051 (c)	7,280,000	6,298,480
Ascentria Care Alliance Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/01/2056 (c)	2,310,000	1,960,371
CHF Merrimack, Inc., Revenue, Series 2024 A, 5.00%, 07/01/2044 (c)	1,000,000	1,018,221
CHF Merrimack, Inc., Revenue, Series 2024 A, 5.00%, 07/01/2054 (c)	1,200,000	1,203,960
CHF Merrimack, Inc., Revenue, Series 2024 A, 5.00%, 07/01/2060 (c)	1,100,000	1,096,868
Lasell University, Revenue, Refunding, Series 2021, 4.00%, 07/01/2045	400,000	316,373
Suffolk University, Revenue, Series 2021, 4.00%, 07/01/2051	9,370,000	7,362,302
Massachusetts Educational Financing Authority,
Revenue, AMT, Series 2021 C, 3.00%, 07/01/2051	1,545,000	1,052,897
Revenue, AMT, Series 2022 C, 4.13%, 07/01/2052	1,000,000	835,543
Revenue, AMT, Refunding, Series 2024 D, 5.00%, 07/01/2054	14,855,000	14,380,310
Massachusetts Housing Finance Agency,
Revenue, Series 2024 B-1, 4.70%, 12/01/2059	1,000,000	988,171
Revenue, Series 2024 B-1, 4.75%, 12/01/2067	1,375,000	1,370,012
		41,154,122
Michigan 1.2%
Detroit Downtown Development Authority,
Catalyst Development Area, Tax Allocation, Refunding, Series 2024, 5.00%, 07/01/2048	4,500,000	4,685,021
Flint Hospital Building Authority,
Hurley Medical Center, Revenue, Series 2013 A, 5.25%, 07/01/2039	2,000,000	1,985,199
Hurley Medical Center, Revenue, Refunding, Series 2020, 4.00%, 07/01/2041	145,000	133,104
Kalamazoo Economic Development Corp.,
Heritage Community of Kalamazoo Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 05/15/2042	425,000	406,202
Michigan Finance Authority,
Albion College, Revenue, Refunding, Series 2022, 5.00%, 12/01/2027	5,000	4,230

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Michigan
Albion College, Revenue, Refunding, Series 2022, 5.00%, 12/01/2028	100,000	83,034
Albion College, Revenue, Refunding, Series 2022, 5.00%, 12/01/2029	525,000	428,437
Albion College, Revenue, Refunding, Series 2022, 5.00%, 12/01/2030	945,000	758,853
Albion College, Revenue, Refunding, Series 2022, 5.00%, 12/01/2031	685,000	541,280
Albion College, Revenue, Refunding, Series 2022, 5.00%, 12/01/2032	925,000	719,430
Albion College, Revenue, Refunding, Series 2022, 4.00%, 12/01/2034	650,000	489,437
Albion College, Revenue, Refunding, Series 2022, 4.00%, 12/01/2041	4,075,000	2,863,199
Albion College, Revenue, Refunding, Series 2022, 4.00%, 12/01/2051	1,885,000	1,220,987
Aquinas College, Revenue, Refunding, Series 2021, 4.00%, 05/01/2031	1,080,000	957,477
Hanley International Academy, Inc., Revenue, Refunding, Series 2021, 5.00%, 09/01/2040	2,000,000	1,993,491
Huron Academy, Revenue, Refunding, Series 2024, 5.00%, 10/01/2044	1,375,000	1,352,987
Huron Academy, Revenue, Refunding, Series 2024, 5.00%, 10/01/2054	2,000,000	1,905,011
Michigan State Housing Development Authority,
Revenue, Series 2021 A, 2.55%, 10/01/2051	3,005,000	1,951,002
Revenue, Series 2021 A, 2.70%, 10/01/2056	2,500,000	1,667,332
Revenue, Series 2024 A, 4.70%, 10/01/2054 (a)	1,485,000	1,481,558
Revenue, Series 2024 A, 4.75%, 10/01/2059 (a)	7,100,000	7,114,768
Revenue, Series 2024 A, 4.80%, 10/01/2064 (a)	11,880,000	11,838,244
Revenue, Series 2024 D, 4.45%, 12/01/2049 (a)	5,000,000	4,859,409
Revenue, Series 2024 D, 4.55%, 06/01/2055 (a)	21,360,000	21,117,470
Michigan Strategic Fund,
United Methodist Retirement Communities, Inc. Obligated Group, Revenue, Refunding, Series 2020, 5.00%, 05/15/2044	1,000,000	975,039
Tipton Academy,
Revenue, Series 2021, 4.00%, 06/01/2051	965,000	739,421
		72,271,622
Minnesota 0.3%
City of Bethel,
Spectrum Building Co., Revenue, Series 2024, 5.00%, 07/01/2059	1,750,000	1,711,119
City of Bethel Housing and Health Care Facilities,
Second Century Housing & Owatonna Senior Living LLC Obligated Group, Revenue, Refunding, Series 2024 A, 6.13%, 03/01/2044	1,250,000	1,284,056
Second Century Housing & Owatonna Senior Living LLC Obligated Group, Revenue, Refunding, Series 2024 A, 6.13%, 03/01/2049	1,400,000	1,413,492
City of Cologne,
Cologne Academy, Revenue, Series 2014 A, 5.00%, 07/01/2045	3,565,000	3,484,572
City of Marshall,
Southwest & West Central Service Cooperatives, Revenue, Series 2024 A, 5.13%, 02/01/2041	675,000	684,403
Southwest & West Central Service Cooperatives, Revenue, Series 2024 A, 5.38%, 02/01/2045	725,000	735,912
City of Shakopee,
Benedictine Living Community of Shakopee LLC, Revenue, Series 2018, 5.85%, 11/01/2025 (c)(d)(e)	5,640,000	5,630,646
Minnesota Higher Education Facilities Authority,
Augsburg University, Revenue, Series 2016 A, 5.00%, 05/01/2046	1,630,000	1,156,740
		16,100,940
Mississippi 0.7%
County of Hinds,
COP, BAM Insured, Series 2024 A, 4.63%, 09/01/2054 (c)	10,600,000	10,351,901
County of Tunica,
Revenue, Refunding, Series 2019, 6.00%, 10/01/2040	4,740,000	4,679,136
Mississippi Development Bank,
City of Jackson, Revenue, Refunding, Series 2013A, 3.25%, 03/01/2036	160,000	121,445
Mississippi Home Corp.,
Revenue, GNMA Insured, Series 2024 E, 4.60%, 12/01/2049 (a)	7,630,000	7,663,685
Revenue, GNMA Insured, Series 2024 E, 4.65%, 12/01/2054 (a)	12,775,000	12,813,777
		35,629,944

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Missouri 1.0%
Cape Girardeau County Industrial Development Authority,
West Park Mall Redevelopment Area, Tax Allocation, Series 2024, 5.50%, 05/01/2044 (c)	3,570,000	3,438,717
West Park Mall Redevelopment Area, Tax Allocation, Series 2024, 5.75%, 05/01/2054 (c)	10,000,000	9,453,424
Citizens Memorial Hospital District,
Revenue, Series 2024 D, 6.75%, 02/01/2053	575,000	558,056
Grindstone Plaza Transportation Development District,
Revenue, Series 2006 A, 5.40%, 10/01/2026	250,000	250,013
Revenue, Series 2006 A, 5.50%, 10/01/2031	2,280,000	2,278,473
Revenue, Series 2006 A, 5.55%, 10/01/2036	1,840,000	1,800,991
Health & Educational Facilities Authority of the State of Missouri,
Lutheran Senior Services Obligated Group, Revenue, Refunding, Series 2019 C, 4.00%, 02/01/2048	1,000,000	880,943
Industrial Development Authority of the City of St. Louis Missouri (The),
Revenue, Refunding, Series 2024 A, 4.88%, 06/15/2034	505,000	508,711
Revenue, Refunding, Series 2024 A, Class A, 5.75%, 06/15/2054	7,200,000	7,295,777
Kansas City Industrial Development Authority,
City of Kansas City Historic Northeast Redevelopment Area, Revenue, Series 2024 A-1, 5.00%, 06/01/2046 (c)	1,875,000	1,857,483
City of Kansas City Historic Northeast Redevelopment Area, Revenue, Series 2024 A-1, 5.00%, 06/01/2054 (c)	3,000,000	2,903,088
Ward Parkway Center Community Improvement District, Revenue, Refunding, Series 2016 A, 5.00%, 04/01/2036 (c)	1,000,000	980,667
Ward Parkway Center Community Improvement District, Revenue, Refunding, Series 2016 A, 5.00%, 04/01/2046 (c)	1,215,000	1,115,945
Lees Summit Industrial Development Authority,
John Knox Village Obligated Group, Revenue, Refunding, Series 2024 A, 5.25%, 08/15/2044	540,000	557,737
John Knox Village Obligated Group, Revenue, Refunding, Series 2024 A, 5.63%, 08/15/2054	1,940,000	2,007,807
John Knox Village Obligated Group, Revenue, Refunding, Series 2024 A, 5.75%, 08/15/2059	1,835,000	1,896,691
Missouri Housing Development Commission,
Revenue, GNMA Insured, Series 2025A, 4.63%, 11/01/2050 (g)	5,000,000	5,011,702
Revenue, GNMA Insured, Series 2025A, 4.65%, 11/01/2055 (g)	5,000,000	5,010,461
Rolla Industrial Development Authority,
Westside Marketplace Redevelopment Project - RPA 1, Tax Allocation, Series 2017 A, 5.38%, 05/01/2044	860,000	854,390
St Louis County Industrial Development Authority,
Friendship Village St Louis Obligated Group, Revenue, Series 2013 A, 5.50%, 09/01/2033	1,000,000	990,585
St. Charles County Industrial Development Authority,
Economic Development Council of St. Charles County Suemandy/Mid-Rivers Sales Tax, Revenue, Series 2016, 4.25%, 10/01/2034 (c)	1,320,000	1,178,069
Economic Development Council of St. Charles County Suemandy/Mid-Rivers Sales Tax, Revenue, Series 2016, 5.00%, 10/01/2046 (c)	3,775,000	3,201,341
		54,031,071
Montana 0.0%(b)
Montana Facility Finance Authority,
Montana Children's Home and Hospital, Revenue, Series 2020 A, 4.00%, 07/01/2040	240,000	191,186
Montana Children's Home and Hospital, Revenue, Series 2020 A, 4.00%, 07/01/2044	805,000	585,263
Montana Children's Home and Hospital, Revenue, Series 2020 A, 4.00%, 07/01/2050	1,415,000	951,045
		1,727,494
Nebraska 0.4%
Nebraska Investment Finance Authority,
Revenue, GNMA Insured, Series 2024 E, 4.80%, 09/01/2054	4,500,000	4,514,498
Revenue, GNMA Insured, Series 2024 G, 4.55%, 09/01/2044 (a)	4,470,000	4,506,334

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Nebraska
Revenue, GNMA Insured, Series 2024 G, 4.70%, 09/01/2051 (a)	9,690,000	9,615,477
		18,636,309
Nevada 0.4%
City of Las Vegas,
Special Improvement District No. 613, Special Assessment, Series 2024, 5.25%, 12/01/2047	550,000	551,309
Special Improvement District No. 613, Special Assessment, Series 2024, 5.50%, 12/01/2053	600,000	608,716
Special Improvement District No. 818, Special Assessment, Series 2024, 5.00%, 12/01/2054	1,200,000	1,188,174
City of Sparks,
Special Improvement District No. 1, Special Assessment, Series 2024, 5.13%, 06/01/2054	500,000	493,923
Nevada Housing Division,
Revenue, Senior Lien, GNMA Insured, Series 2024 E, 4.70%, 10/01/2054	1,500,000	1,503,700
State of Nevada Department of Business & Industry,
DesertXpress Enterprises LLC, Revenue, AMT, Series 2020 A-4, 8.13%, 8/15/2025 (d)(e)	23,000,000	23,701,378
		28,047,200
New Hampshire 2.9%
New Hampshire Business Finance Authority,
Revenue, Series 2024, 5.63%, 02/01/2030 (c)	5,000,000	4,997,274
Revenue, Series 2024, 5.13%, 12/15/2030	8,000,000	7,945,700
Revenue, Series 2024, 5.38%, 12/01/2031 (c)	5,000,000	4,985,343
Revenue, Series 2024, 5.88%, 12/15/2032 (c)	13,474,000	13,203,272
Revenue, Series 2024, 0.00%, 12/01/2034 (c)(f)	6,000,000	3,226,499
Revenue, Series 2024, 5.25%, 12/01/2035 (c)	29,100,000	28,955,318
Revenue, Series 2024, 5.38%, 12/15/2035 (c)	36,900,000	37,018,394
Revenue, Series 2025, 0.00%, 12/01/2031 (c)(f)	5,000,000	3,360,627
Ascentria Care Alliance Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2041 (c)	1,885,000	1,761,459
Ascentria Care Alliance Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2051 (c)	4,445,000	3,845,707
Ascentria Care Alliance Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2056 (c)	3,910,000	3,318,204
Brazoria County Municipal Utility District No. 83, Revenue, Series 2024, 5.30%, 12/01/2032 (c)	7,728,000	7,751,686
Brazoria-Fort Bend County Municipal Utility District No. 3, Revenue, Series 2024, 4.88%, 12/01/2033 (c)	5,600,000	5,598,784
Pennichuck Water Works, Inc., Revenue, AMT, Series 2024 A, 5.50%, 04/01/2043	200,000	208,345
Pennichuck Water Works, Inc., Revenue, AMT, Series 2024 A, 5.38%, 04/01/2049	295,000	300,563
Pennichuck Water Works, Inc., Revenue, AMT, Series 2024 A, 5.50%, 04/01/2054	275,000	280,309
Pennichuck Water Works, Inc., Revenue, AMT, Series 2024 A, 5.63%, 04/01/2059	350,000	359,412
Reworld Holding Corp., Revenue, Refunding, Series 2018 B, 4.63%, 11/01/2042 (c)	7,995,000	7,471,503
Reworld Holding Corp., Revenue, AMT, Refunding, Series 2018 C, 4.88%, 11/01/2042 (c)	3,805,000	3,643,984
Reworld Holding Corp., Revenue, Refunding, Series 2020 A, 3.63%, 07/02/2040 (c)(d)(e)	250,000	207,572
Reworld Holding Corp., Revenue, AMT, Refunding, Series 2020 B, 3.75%, 07/02/2040 (c)(d)(e)	5,600,000	4,755,204
Waller County Municipal Utility District No. 38, Revenue, Series 2024, 0.00%, 04/01/2032 (c)(f)	4,983,000	3,221,086
New Hampshire Health and Education Facilities Authority,
Catholic Medical Center Obligated Group, Revenue, Series 2017, 3.50%, 07/01/2034	20,000	20,291
New Hampshire Health and Education Facilities Authority Act,
Catholic Medical Center Obligated Group, Revenue, Series 2017, 3.75%, 07/01/2040	1,935,000	1,974,295
Catholic Medical Center Obligated Group, Revenue, Pre-Refunded, Series 2017, 5.00%, 07/01/2044	40,000	41,998
Rivier University, Revenue, Refunding, Series 2024, 5.00%, 02/01/2049	10,000,000	9,718,419

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
New Hampshire
New Hampshire Municipal Bond Bank,
Revenue, Series 2022 A, 2.50%, 02/15/2047	185,000	127,468
		158,298,716
New Jersey 0.6%
Hillsborough Township School District,
GO, Series 2020, 2.00%, 07/15/2036	285,000	220,945
New Jersey Economic Development Authority,
LEAP Academy University Charter School, Inc., Revenue, Series 2014 A, 6.20%, 10/01/2044 (c)	100,000	100,062
Lutheran Social Ministries at Crane's Mill, Inc., Revenue, Refunding, Series 2018, 5.00%, 01/01/2049	2,400,000	2,307,329
Teaneck Community Charter School A New Jersey Nonprofit Corp., Revenue, Refunding, Series 2017 A, 5.00%, 09/01/2037 (c)	1,120,000	1,133,114
United Airlines, Inc., Revenue, AMT, Refunding, Series 2012, 5.75%, 09/15/2027	500,000	500,746
New Jersey Educational Facilities Authority,
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 3.63%, 07/01/2034	20,000	16,269
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 5.00%, 07/01/2036	405,000	353,003
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 4.00%, 07/01/2042	100,000	71,591
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 5.00%, 07/01/2047	3,255,000	2,472,832
New Jersey Higher Education Student Assistance Authority,
Revenue, AMT, Series 2024 C, 5.25%, 12/01/2054	4,050,000	4,060,706
New Jersey Housing & Mortgage Finance Agency,
Revenue, Series 2023 SUB E-1, 4.35%, 05/01/2045 (a)	2,650,000	2,619,543
Revenue, Series 2023 SUB E-1, 4.50%, 05/01/2050 (a)	2,555,000	2,519,935
Revenue, Series 2023 SUB E-1, 4.55%, 05/01/2055 (a)	3,325,000	3,282,410
Revenue, Series 2023 SUB E-1, 4.60%, 05/01/2060 (a)	2,770,000	2,730,369
Revenue, Series 2024 A, 4.35%, 05/01/2045 (a)	1,000,000	981,912
Revenue, Series 2024 A, 4.50%, 05/01/2050 (a)	930,000	891,054
Revenue, Series 2024 A, 4.55%, 05/01/2055 (a)	2,230,000	2,195,077
Revenue, Series 2024 A, 4.60%, 05/01/2060 (a)	1,000,000	964,506
Forest Hill House Preservation Urban Renewal LLC, Revenue, GNMA Insured, Series 2024 A-1, 5.00%, 01/20/2066	500,000	512,138
		27,933,541
New Mexico 0.0%(b)
Aspire Public Improvement District,
Special Tax, Series 2024, 5.05%, 10/01/2044	500,000	486,608
Special Tax, Series 2024, 5.30%, 10/01/2053	810,000	783,839
Lower Petroglyphs Public Improvement District,
Special Tax, Refunding, Series 2018, 5.00%, 10/01/2048	1,150,000	1,122,317
New Mexico Hospital Equipment Loan Council,
Haverland Carter Lifestyle Obligated Group, Revenue, Series 2019 A, 5.00%, 07/01/2039	2,000,000	1,992,270
Haverland Carter Lifestyle Obligated Group, Revenue, Series 2019A, 5.00%, 07/01/2049	1,500,000	1,402,499
		5,787,533
New York 7.7%
Allegany County Capital Resource Corp.,
Houghton College, Revenue, Refunding, Series 2022 A, 5.00%, 12/01/2037	1,525,000	1,436,923
Houghton College, Revenue, Refunding, Series 2022 A, 5.00%, 12/01/2042	1,925,000	1,738,399
Houghton College, Revenue, Refunding, Series 2022 A, 5.00%, 12/01/2052	6,185,000	5,275,764
Buffalo Sewer Authority,
Revenue, Series 2021, 1.75%, 06/15/2049 (d)	1,655,000	1,259,983
Build NYC Resource Corp.,
Albert Einstein College of Medicine, Inc., Revenue, Series 2015, 5.50%, 09/01/2045 (c)	1,000,000	1,002,516

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
New York
Bay Ridge Preparatory School, Revenue, Series 2024, 5.00%, 09/01/2044 (c)	725,000	713,021
Bay Ridge Preparatory School, Revenue, Series 2024, 5.00%, 09/01/2049 (c)	1,260,000	1,226,299
Bay Ridge Preparatory School, Revenue, Series 2024, 5.00%, 09/01/2059 (c)	5,375,000	5,155,191
Shefa School, Revenue, Series 2021 A, 5.00%, 06/15/2051 (c)	10,565,000	10,082,830
City of New York,
GO, Series 2021-3, 1.85%, 02/03/2025 (e)(h)	4,150,000	4,150,000
Dutchess County Local Development Corp.,
Nuvance Health Obligated Group, Revenue, Series 2016 B, 5.00%, 07/01/2046	860,000	865,063
Hempstead Town Local Development Corp.,
Evergreen Charter School, Inc., Revenue, Series 2022 A, 5.25%, 06/15/2052	7,000,000	7,097,686
Jefferson County Civic Facility Development Corp.,
Samaritan Medical Center Obligated Group, Revenue, Refunding, Series 2017 A, 4.00%, 11/01/2047	1,245,000	935,315
Monroe County Industrial Development Corp.,
Eugenio Maria de Hostos Charter School, Revenue, Series 2024 A, 5.00%, 07/01/2044 (c)	1,000,000	1,020,275
Eugenio Maria de Hostos Charter School, Revenue, Series 2024 A, 5.00%, 07/01/2054 (c)	2,000,000	1,999,910
Eugenio Maria de Hostos Charter School, Revenue, Series 2024 A, 5.00%, 07/01/2059 (c)	1,350,000	1,338,975
St. Ann's of Greater Rochester Obligated Group, Revenue, Refunding, Series 2019, 4.00%, 01/01/2030	680,000	649,830
St. Ann's of Greater Rochester Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 01/01/2040	14,850,000	14,033,954
St. Ann's of Greater Rochester Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 01/01/2050	6,515,000	5,718,935
New York City Housing Development Corp.,
Revenue, Series 2021 I, 2.80%, 05/01/2056	2,000,000	1,362,415
Revenue, Series 2024 D-2, 4.50%, 11/01/2054 (a)	18,000,000	17,982,531
Revenue, Series 2024F-1-A, 4.63%, 11/01/2064 (a)	7,000,000	6,930,845
CSA Preservation Partners LLC, Revenue, Series 2023 A, 4.60%, 08/01/2048 (a)	5,000,000	5,007,141
New York City Industrial Development Agency,
123 Washington LLC, Revenue, Series 2007, 2.05%, 02/03/2025 (e)(h)	2,000,000	2,000,000
New York City Transitional Finance Authority,
Future Tax Secured, Revenue, Series 2025 C-1, 4.00%, 05/01/2051 (a)	17,000,000	16,168,736
Future Tax Secured, Revenue, Series 2025 D, 4.25%, 05/01/2054 (a)	10,115,000	9,870,357
New York Liberty Development Corp.,
3 World Trade Center LLC, Revenue, Refunding, Series 2014, Class 3, 7.25%, 11/15/2044 (c)	2,000,000	2,002,490
New York State Dormitory Authority,
Garnet Health Medical Center Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 12/01/2031 (c)	1,000,000	995,121
Garnet Health Medical Center Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 12/01/2032 (c)	1,100,000	1,089,451
Garnet Health Medical Center Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 12/01/2037 (c)	2,000,000	1,922,470
St. Joseph's College, Revenue, Series 2021, 5.00%, 07/01/2051	1,750,000	1,526,469
New York Transportation Development Corp.,
JFK Millennium Partners LLC, Revenue, AMT, Refunding, AGMC Insured, Series 2024 A, 4.50%, 12/31/2054	5,000,000	4,924,368
JFK Millennium Partners LLC, Revenue, AMT, Refunding, AGMC Insured, Series 2024 A, 5.25%, 12/31/2054	40,000,000	42,299,528
JFK Millennium Partners LLC, Revenue, AMT, Refunding, Series 2024 A, 5.50%, 12/31/2054	10,000,000	10,624,919
JFK Millennium Partners LLC, Revenue, AMT, Refunding, Series 2024 A, 5.50%, 12/31/2060	15,000,000	15,844,470
JFK Millennium Partners LLC, Revenue, AMT, Refunding, AGMC Insured, Series 2024 B, 0.00%, 12/31/2054	16,050,000	10,005,586

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
New York
JFK NTO LLC, Revenue, AMT, Series 2024, 5.00%, 06/30/2060	30,790,000	31,084,100
JFK NTO LLC, Revenue, AMT, AGMC Insured, Series 2024, 5.25%, 06/30/2060	34,510,000	35,888,191
JFK NTO LLC, Revenue, AMT, Series 2024, 5.50%, 06/30/2060	43,730,000	45,857,403
Niagara Area Development Corp.,
Reworld Holding Corp., Revenue, AMT, Refunding, Series 2018 A, 4.75%, 11/01/2042 (c)	3,195,000	3,014,039
Oneida Indian Nation of New York,
Revenue, Series 2024 B, 6.00%, 09/01/2043 (c)	5,500,000	5,989,774
Onondaga Civic Development Corp.,
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.13%, 08/01/2044	1,250,000	1,165,578
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.38%, 08/01/2054	12,980,000	11,854,167
State of New York Mortgage Agency Homeowner Mortgage,
Revenue, Series 264, 4.38%, 10/01/2044 (a)	1,800,000	1,798,859
Revenue, Series 264, 4.55%, 10/01/2049 (a)	2,500,000	2,502,219
Revenue, Series 264, 4.60%, 10/01/2054 (a)	3,000,000	2,997,795
Suffolk Regional Off-Track Betting Co.,
Revenue, Series 2024, 5.75%, 12/01/2044	18,000,000	18,545,760
Revenue, Series 2024, 6.00%, 12/01/2053	21,200,000	21,925,653
Triborough Bridge & Tunnel Authority,
Real Estate Transfer Tax, Revenue, Series 2025 A, 5.50%, 12/01/2059	10,000,000	11,009,511
Westchester County Industrial Development Agency,
Million Air Two LLC Obligated Group, Revenue, AMT, Series 2017 A, 7.00%, 06/01/2046 (c)	4,000,000	4,175,952
Westchester County Local Development Corp.,
Bethel Methodist Home (The), Revenue, Refunding, Series 2020 A, 5.13%, 07/01/2055	4,310,000	3,574,542
Purchase Senior Learning Community Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 07/01/2046 (c)	3,135,000	3,149,193
Purchase Senior Learning Community Obligated Group, Revenue, Refunding, Series 2021 A, 4.50%, 07/01/2056 (c)	2,500,000	2,253,265
Purchase Senior Learning Community Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 07/01/2056 (c)	6,410,000	6,274,482
Western Regional Off-Track Betting Corp.,
Revenue, Refunding, Series 2021, 4.13%, 12/01/2041 (c)	1,000,000	908,131
		430,226,380
North Carolina 0.2%
North Carolina Capital Facilities Finance Agency,
Meredith College, Revenue, Refunding, Series 2018, 5.00%, 06/01/2038	2,000,000	1,924,622
North Carolina Medical Care Commission,
Carolina Meadows, Inc. Obligated Group, Revenue, Series 2024, 5.25%, 12/01/2054	3,650,000	3,863,479
Penick Village Obligated Group, Revenue, Series 2024 A, 5.50%, 09/01/2044	1,380,000	1,413,369
Penick Village Obligated Group, Revenue, Series 2024 A, 5.50%, 09/01/2054	3,630,000	3,649,684
Presbyterian Home at Charlotte, Inc. (The), Revenue, Refunding, Series 2019 A, 5.00%, 07/01/2049	600,000	590,332
		11,441,486
North Dakota 0.8%
City of Horace,
GO, Special Assessment, Refunding, Series 2024 A, 5.38%, 05/01/2050	800,000	827,806
GO, Special Assessment, Refunding, Series 2024 C, 4.75%, 05/01/2044	1,100,000	1,100,233
GO, Special Assessment, Refunding, Series 2024 C, 5.00%, 05/01/2050	1,500,000	1,514,303
City of Mayville,
GO, Special Assessment, Refunding, Series 2024, 5.00%, 05/01/2044	2,825,000	2,710,044
County of Ward,
Trinity Health Obligated Group, Revenue, Series 2017 C, 5.00%, 06/01/2029	1,300,000	1,340,026

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
North Dakota
Trinity Health Obligated Group, Revenue, Series 2017 C, 5.00%, 06/01/2031	1,665,000	1,713,397
Trinity Health Obligated Group, Revenue, Series 2017 C, 5.00%, 06/01/2038	2,000,000	2,035,357
Trinity Health Obligated Group, Revenue, Series 2017 C, 5.00%, 06/01/2043	2,800,000	2,821,272
North Dakota Housing Finance Agency,
Revenue, Series 2024 D, 4.50%, 07/01/2044	10,645,000	10,696,592
Revenue, Series 2024 D, 4.65%, 07/01/2049	15,000,000	15,122,544
		39,881,574
Ohio 5.7%
Buckeye Tobacco Settlement Financing Authority,
Revenue, Senior Lien, Refunding, Series 2020 B-3, Class 2, 0.00%, 06/01/2057 (f)	308,700,000	32,668,857
City of Brecksville,
Valor Acres TIF Area, Tax Allocation, Series 2022, 5.63%, 12/01/2053 (c)	3,880,000	3,786,516
Cleveland-Cuyahoga County Port Authority,
Need to check, Revenue, Series 2024 C, 5.00%, 11/15/2054	1,170,000	1,126,034
Playhouse Square Foundation, Revenue, Refunding, Series 2018, 5.50%, 12/01/2043	1,290,000	1,312,839
Columbus Regional Airport Authority,
Revenue, AMT, Refunding, Series 2025 A, 5.50%, 01/01/2050 (g)	22,000,000	23,606,220
Revenue, AMT, Refunding, Series 2025 A, 5.50%, 01/01/2055 (g)	35,000,000	37,473,506
Revenue, Refunding, Series 2025 B, 5.25%, 01/01/2055 (g)	3,000,000	3,227,039
Columbus-Franklin County Finance Authority,
Revenue, Series 2019 A-1, 5.00%, 12/01/2051	5,000,000	4,983,570
Central Ohio Regional Bond Fund, Revenue, Series 2024 A, 5.00%, 11/15/2054	980,000	960,101
County of Butler,
UC Health Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 11/15/2045	1,000,000	981,929
County of Cuyahoga,
Eliza Jennings Obligated Group, Revenue, Refunding, Series 2022 A, 5.00%, 05/15/2032	2,295,000	2,297,507
County of Fairfield,
Fairfield Medical Center Obligated Group, Revenue, Refunding, Series 2013, 5.13%, 06/15/2033	9,615,000	9,459,222
Fairfield Medical Center Obligated Group, Revenue, Refunding, Series 2013, 5.00%, 06/15/2043	4,345,000	3,823,926
County of Hamilton,
UC Health Obligated Group, Revenue, Series 2020, 4.00%, 09/15/2050	3,175,000	2,657,033
UC Health Obligated Group, Revenue, Series 2020, 5.00%, 09/15/2050	7,000,000	6,906,088
County of Hardin,
Ohio Northern University, Revenue, Refunding, Series 2020, 4.00%, 05/01/2026	195,000	191,719
Ohio Northern University, Revenue, Refunding, Series 2020, 5.00%, 05/01/2030	1,000,000	986,381
Ohio Northern University, Revenue, Refunding, Series 2020, 5.25%, 05/01/2040	2,425,000	2,303,236
Ohio Northern University, Revenue, Refunding, Series 2020, 5.50%, 05/01/2050	4,000,000	3,707,667
County of Lucas,
Promedica Healthcare Obligated Group, Revenue, Series 2015 B, 4.00%, 11/15/2045	1,815,000	1,552,135
Promedica Healthcare Obligated Group, Revenue, Refunding, Series 2018 A, 5.25%, 11/15/2048	19,095,000	19,219,922
County of Montgomery,
Community Blood Center Obligated Group, Revenue, Refunding, Series 2024, 5.25%, 09/01/2054	2,500,000	2,599,051
County of Muskingum,
Genesis Healthcare System Obligated Group, Revenue, Series 2013, 5.00%, 02/15/2044	2,115,000	2,063,374
Genesis Healthcare System Obligated Group, Revenue, Series 2013, 5.00%, 02/15/2048	4,000,000	3,862,139
County of Washington,
Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2022, 6.63%, 12/01/2042	100,000	109,557

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Ohio
Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2022, 6.75%, 12/01/2052	11,700,000	12,786,121
Dayton-Montgomery County Port Authority,
Dayton Regional STEM Schools, Inc., Revenue, Series 2024, 5.00%, 12/01/2044	650,000	663,204
Dayton Regional STEM Schools, Inc., Revenue, Series 2024, 5.00%, 12/01/2054	1,000,000	1,002,591
Dayton Regional STEM Schools, Inc., Revenue, Series 2024, 5.00%, 12/01/2060	1,000,000	997,462
Delaware County Finance Authority,
Common Bond Fund, Revenue, Series 2024 B, 5.38%, 12/01/2038	3,675,000	3,647,323
Jefferson County Port Authority,
JSW Steel USA Ohio, Inc., Revenue, AMT, Series 2021, 3.50%, 12/01/2051 (c)	3,000,000	2,285,507
Ohio Air Quality Development Authority,
Ohio Valley Electric Corp., Revenue, Series 2009 C, 1.50%, 11/04/2025 (d)(e)	1,045,000	1,018,081
Ohio Housing Finance Agency,
Revenue, GNMA Insured, Series 2024 C, 4.50%, 09/01/2044 (a)	28,865,000	29,068,777
Revenue, GNMA Insured, Series 2024 C, 4.65%, 09/01/2049 (a)	12,115,000	12,206,315
Revenue, GNMA Insured, Series 2024 C, 4.70%, 09/01/2054 (a)	16,000,000	16,052,601
Mansfield AAL LP, Revenue, Series 2024, 6.00%, 01/01/2045 (c)	4,480,000	4,504,631
Port of Greater Cincinnati Development Authority,
RBM Phase 3 Garage Project, Tax Allocation, Series 2024, 5.13%, 12/01/2055	2,250,000	2,161,781
Southeastern Ohio Port Authority,
Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2015, 5.00%, 12/01/2035	1,750,000	1,652,269
Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2015, 5.00%, 12/01/2043	6,695,000	5,984,558
Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2015, 5.50%, 12/01/2043	6,375,000	6,056,733
State of Ohio,
University Hospitals Health System, Inc. Obligated Group, Revenue, Refunding, Series 2014 B, 2.45%, 02/07/2025 (e)(h)	6,425,000	6,425,000
University Hospitals Health System, Inc. Obligated Group, Revenue, Refunding, Series 2015 A, 2.45%, 02/07/2025 (e)(h)	27,800,000	27,800,000
University Hospitals Health System, Inc. Obligated Group, Revenue, Refunding, Series 2021 C, 2.50%, 02/03/2025 (e)(h)	3,295,000	3,295,000
Summit County Development Finance Authority,
UAkronPark, Inc., Revenue, Series 2023, 5.63%, 12/01/2048	800,000	854,483
UAkronPark, Inc., Revenue, Series 2023, 5.75%, 12/01/2053	1,400,000	1,496,392
UAkronPark, Inc., Revenue, Series 2023, 6.00%, 12/01/2058	3,000,000	3,257,786
Toledo-Lucas County Port Authority,
Northwest Ohio Bond Fund, Revenue, Series 2024 C, 5.00%, 11/15/2054	2,155,000	2,121,890
Warren County Port Authority,
Ohio Communities Accelerator Fund, Revenue, Series 2024 A, 6.70%, 12/01/2056	605,000	651,284
		317,855,357
Oklahoma 0.5%
Norman Regional Hospital Authority,
Obligated Group, Revenue, Refunding, Series 2016, 4.00%, 09/01/2037	740,000	586,978
Obligated Group, Revenue, Series 2019, 3.25%, 09/01/2039	195,000	140,066
Obligated Group, Revenue, Series 2019, 4.00%, 09/01/2045	630,000	465,802
Oklahoma County Finance Authority,
Aerospace Science and Technology Education Center, Inc., Revenue, Series 2024, 6.00%, 06/15/2044 (c)	1,800,000	1,846,223
Aerospace Science and Technology Education Center, Inc., Revenue, Series 2024, 6.25%, 06/15/2054 (c)	3,200,000	3,298,391
Aerospace Science and Technology Education Center, Inc., Revenue, Series 2024, 6.50%, 06/15/2064 (c)	11,650,000	12,120,907
Oklahoma Development Finance Authority,
OU Medicine Obligated Group, Revenue, Series 2018 B, 5.00%, 08/15/2038	1,500,000	1,532,352

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Oklahoma
Oklahoma Housing Finance Agency,
Revenue, GNMA Insured, Series 2024 C, 4.65%, 03/01/2056	3,500,000	3,410,245
Tulsa Airports Improvement Trust,
American Airlines, Inc., Revenue, AMT, Refunding, Series 2001 B, 5.50%, 12/01/2035	2,800,000	2,805,165
Tulsa Authority for Economic Opportunity,
Increment District No. 8, Tax Allocation, Series 2021, 4.38%, 12/01/2041 (c)	1,980,000	1,811,792
		28,017,921
Oregon 0.7%
Medford Hospital Facilities Authority,
Asante Health System Obligated Group, Revenue, Refunding, AGMC Insured, Series 2020 A, 3.00%, 08/15/2050	605,000	455,809
Oregon State Facilities Authority,
Portland Village School, Revenue, Series 2024 A, 6.75%, 12/15/2054 (c)	2,000,000	1,993,389
Portland Village School, Revenue, Series 2024 A, 7.00%, 12/15/2060 (c)	2,000,000	2,013,912
Polk County Hospital Facility Authority,
Dallas Mennonite Retirement Community Obligated Group, Revenue, Series 2020 A, 5.13%, 07/01/2055	1,000,000	951,086
Port of Morrow,
GO, Series 2024 A, 5.15%, 10/01/2026 (c)	35,140,000	35,203,143
Yamhill County Hospital Authority,
Friendsview Manor Obligated Group, Revenue, Refunding, Series 2016 A, 5.00%, 11/15/2046	1,300,000	1,145,000
		41,762,339
Others 0.1%
FHLMC Multi-family ML Certificates,
Revenue, 4.16%, 05/25/2041 (d)	4,483,959	4,312,450

Pennsylvania 4.0%
Allentown Neighborhood Improvement Zone Development Authority,
Total Waterfront, Revenue, Series 2024 A, 5.25%, 05/01/2042 (c)	1,725,000	1,744,866
Total Waterfront, Revenue, Series 2024 B, 6.00%, 05/01/2042 (c)	12,750,000	13,289,252
Beaver County Industrial Development Authority,
Energy Harbor Generation LLC, Revenue, Refunding, Series B, 3.75%, 10/01/2047	10,060,000	8,456,987
Berks County Municipal Authority (The),
Tower Health Obligated Group, Revenue, Series 2024 A-3, 5.00%, 06/30/2039	35,734,000	35,559,311
Tower Health Obligated Group, Revenue, Series 2024 B-1, 0.00%, 06/30/2044	22,376,000	16,042,469
Bucks County Industrial Development Authority,
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2027	275,000	282,274
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2028	525,000	543,764
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2029	550,000	574,235
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2032	1,000,000	1,055,053
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2033	1,150,000	1,209,823
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2034	1,355,000	1,421,528
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2035	1,100,000	1,150,600
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2036	1,250,000	1,303,541
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2037	2,650,000	2,753,330
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2038	1,725,000	1,784,615
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2039	2,940,000	3,030,049
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2040	3,000,000	3,084,573
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 4.00%, 07/01/2046	9,920,000	8,773,929

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Pennsylvania
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 4.00%, 07/01/2051	5,480,000	4,657,105
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2054	9,120,000	9,163,912
Grand View Hospital/Sellersville PA Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2041	1,225,000	1,254,099
Butler County Hospital Authority,
Butler Health System Obligated Group, Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2039	8,140,000	7,581,864
DuBois Hospital Authority,
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 5.00%, 07/15/2043	50,000	48,044
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 5.00%, 07/15/2048	100,000	93,010
Lancaster Municipal Authority,
Garden Spot Village Obligated Group, Revenue, Series 2024 B, 5.00%, 05/01/2059	2,660,000	2,711,888
Luthercare Obligated Group, Revenue, Refunding, Series 2025A, 5.00%, 12/01/2045	1,000,000	1,034,073
Luthercare Obligated Group, Revenue, Refunding, Series 2025A, 5.00%, 12/01/2055	1,370,000	1,394,443
Lehigh County General Purpose Authority,
Muhlenberg College, Revenue, Refunding, Series 2024, 5.25%, 02/01/2054	1,600,000	1,641,077
Lehigh County Industrial Development Authority,
Seven Generations Charter School, Revenue, Series 2021 A, 4.00%, 05/01/2041	1,775,000	1,532,803
Northeastern Pennsylvania Hospital and Education Authority,
King's College, Revenue, Series 2019, 3.25%, 05/01/2035	150,000	130,416
King's College, Revenue, Series 2019, 3.38%, 05/01/2037	340,000	291,467
King's College, Revenue, Series 2019, 5.00%, 05/01/2044	2,140,000	2,084,111
King's College, Revenue, Series 2019, 5.00%, 05/01/2049	945,000	892,101
Pennsylvania Economic Development Financing Authority,
Reworld Holding Corp., Revenue, AMT, Series 2019 A, 3.25%, 08/01/2039 (c)	3,000,000	2,458,839
Talen Energy Supply LLC, Revenue, Refunding, Series 2009 B, 5.25%, 06/01/2027 (d)(e)	4,500,000	4,544,198
Talen Energy Supply LLC, Revenue, Refunding, Series 2009 C, 5.25%, 06/01/2027 (d)(e)	6,675,000	6,747,345
Pennsylvania Higher Education Assistance Agency,
Revenue, AMT, Series 2020 B, 3.00%, 06/01/2047	835,000	596,365
Pennsylvania Higher Educational Facilities Authority,
Foundation for Indiana University of Pennsylvania Phase II Student Housing, Revenue, AGMC Insured, Series 2007 A, (3-month SOFR + 0.65%), 3.71%, 07/01/2039 (d)	500,000	463,352
Widener University, Revenue, Refunding, Series 2014, 5.00%, 07/15/2038	1,810,000	1,791,159
Pennsylvania Housing Finance Agency,
Revenue, Series 2023 143A, 5.38%, 10/01/2046 (a)	15,440,000	15,820,669
Revenue, Series 2023-143 A, 5.45%, 04/01/2051 (a)	19,280,000	19,761,961
Revenue, Series 2024 -147A, 4.70%, 10/01/2049	12,500,000	12,607,605
Philadelphia Authority for Industrial Development,
Frankford Valley Foundation for Literacy, Revenue, Refunding, Series 2024, 5.00%, 06/15/2043 (c)	1,475,000	1,482,584
Philadelphia Performing Arts Charter School, Revenue, Refunding, Series 2020, 5.00%, 06/15/2050 (c)	2,000,000	1,964,576
Scranton-Lackawanna Health and Welfare Authority,
Marywood University, Revenue, Refunding, Series 2016, 5.00%, 06/01/2036	400,000	374,675
St. Mary Hospital Authority,
Trinity Health Corp. Obligated Group, Revenue, Series 2007 F, (3-month SOFR + 0.83%), 4.04%, 11/15/2034 (d)	1,965,000	1,928,068
Westmoreland County Industrial Development Authority,
Redstone Presbyterian Seniorcare Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 05/15/2041	7,980,000	6,751,654

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Pennsylvania
Redstone Presbyterian Seniorcare Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 05/15/2047	6,230,000	4,878,791
		218,742,453
Puerto Rico 0.4%
Children's Trust Fund,
Revenue, Series 2002, 5.63%, 05/15/2043	295,000	298,738
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority,
San Juan Cruise Port LLC, Revenue, AMT, Series 2023 A-1, 6.75%, 01/01/2045	5,000,000	5,915,797
San Juan Cruise Port LLC, Revenue, AMT, Series 2023 A-2, 6.75%, 01/01/2045	5,000,000	5,915,796
San Juan Cruise Port LLC, Revenue, AMT, Series 2023 A-3, 6.25%, 01/01/2040	2,000,000	2,333,701
San Juan Cruise Port LLC, Revenue, AMT, Series 2023 A-3, 6.50%, 01/01/2041	3,500,000	4,137,054
San Juan Cruise Port LLC, Revenue, AMT, Series 2023 A-3, 6.50%, 01/01/2042	1,765,000	2,077,192
San Juan Cruise Port LLC, Revenue, AMT, Series 2023 A-3, 6.75%, 01/01/2046	3,750,000	4,435,697
		25,113,975
Rhode Island 0.7%
Rhode Island Housing & Mortgage Finance Corp.,
Revenue, FHA Insured, Series 2024 1-C, 4.75%, 10/01/2059	900,000	901,781
Revenue, FHA Insured, Series 2024 1-C, 4.80%, 04/01/2066	1,935,000	1,938,818
Revenue, GNMA Insured, Series 83-A, 4.90%, 10/01/2054	16,760,000	16,766,404
Tobacco Settlement Financing Corp.,
Revenue, Series 2007 A, 0.00%, 06/01/2052 (f)	115,945,000	20,332,312
		39,939,315
South Carolina 0.2%
South Carolina Jobs-Economic Development Authority,
Beaufort Memorial Hospital Obligated Group, Revenue, Series 2024, 5.50%, 11/15/2044	1,250,000	1,311,923
Beaufort Memorial Hospital Obligated Group, Revenue, Series 2024, 5.75%, 11/15/2054	2,500,000	2,617,796
South Carolina State Housing Finance & Development Authority,
Revenue, Series 2024 B, 4.63%, 07/01/2054	5,000,000	5,007,307
		8,937,026
South Dakota 0.2%
South Dakota Housing Development Authority,
Revenue, Refunding, GNMA Insured, Series 2024 C, 4.70%, 11/01/2049	8,500,000	8,544,714

Tennessee 0.3%
Metropolitan Government Nashville & Davidson County Industrial Development Board,
South Nashville Central Business Improvement District, Special Assessment, Series 2021 A, 4.00%, 06/01/2051 (c)	3,140,000	2,685,556
South Nashville Central Business Improvement District, Special Assessment, Senior Lien, Series 2021 B, 0.00%, 06/01/2043 (c)(f)	1,800,000	742,560
Shelby County Health & Educational Facilities Board,
Madrone Memphis Student Housing I LLC, Revenue, Series 2024 A-1, 5.25%, 06/01/2056 (c)	2,000,000	2,013,486
Shelby County Health Educational & Housing Facilities Board,
Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2013 A, 5.38%, 09/01/2041 (c)	1,905,000	1,696,454
Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2013 A, 5.50%, 09/01/2047 (c)	7,340,000	6,464,405
Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2016 A, 4.25%, 09/01/2037 (c)	745,000	604,748
		14,207,209
Texas 6.2%
Arlington Higher Education Finance Corp.,
BASIS Texas Charter Schools, Inc., Revenue, Series 2024, 4.75%, 06/15/2049 (c)	1,785,000	1,729,773

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas
BASIS Texas Charter Schools, Inc., Revenue, Series 2024, 4.88%, 06/15/2054 (c)	1,050,000	1,025,105
BASIS Texas Charter Schools, Inc., Revenue, Series 2024, 4.88%, 06/15/2059 (c)	1,000,000	966,783
BASIS Texas Charter Schools, Inc., Revenue, Series 2024, 5.00%, 06/15/2064 (c)	1,200,000	1,173,656
Brooks Collegiate Academy / Brooks Lone Star Academy, Revenue, Series 2021 A, 5.00%, 06/15/2041	3,000,000	2,820,789
Brooks Collegiate Academy / Brooks Lone Star Academy, Revenue, Series 2021 A, 5.00%, 06/15/2051	10,430,000	9,361,006
Cypress Christian School, Inc., Revenue, Series 2024, 5.75%, 06/01/2043 (c)	1,500,000	1,540,265
Cypress Christian School, Inc., Revenue, Series 2024, 6.25%, 06/01/2063 (c)	1,200,000	1,233,406
Leadership Prep School, Revenue, PSF Guaranty, Series 2024, 4.00%, 06/15/2049	250,000	233,396
Leadership Prep School, Revenue, PSF Guaranty, Series 2024, 4.25%, 06/15/2059	1,250,000	1,201,971
City of Anna,
Meadow Vista Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.50%, 09/15/2044 (c)	850,000	846,130
Meadow Vista Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.75%, 09/15/2054 (c)	1,200,000	1,189,702
Sherley Tract Public Improvement District No. 2 Improvement Area No. 1, Special Assessment, Series 2021, 4.00%, 09/15/2041 (c)	1,867,000	1,630,968
Sherley Tract Public Improvement District No. 2 Improvement Area No. 1, Special Assessment, Series 2021, 4.25%, 09/15/2051 (c)	1,407,000	1,178,368
City of Austin,
Whisper Valley Public Improvement District Improvement Area No. 3, Special Assessment, Series 2024, 5.00%, 11/01/2044 (c)	560,000	550,716
Whisper Valley Public Improvement District Improvement Area No. 3, Special Assessment, Series 2024, 5.25%, 11/01/2053 (c)	1,460,000	1,445,795
City of Buda,
Persimmon Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.88%, 09/01/2045 (c)(g)	1,500,000	1,501,550
Persimmon Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 6.00%, 09/01/2055 (c)(g)	3,000,000	2,972,298
Persimmon Public Improvement District Major Improvement Area, Special Assessment, Series 2025, 6.75%, 09/01/2055 (c)(g)	3,000,000	2,974,376
City of Celina,
Special Assessment, Series 2024, 5.50%, 09/01/2044 (c)	475,000	483,936
Special Assessment, Series 2024, 5.75%, 09/01/2054 (c)	1,350,000	1,381,539
Celina Hills Public Improvement District, Special Assessment, Series 2022, 4.88%, 09/01/2042 (c)	1,084,000	1,055,683
Lakes at Mustang Ranch Public Improvement District Phases 8-9, Special Assessment, Series 2025, 5.50%, 09/01/2045 (c)(g)	445,000	446,043
Lakes at Mustang Ranch Public Improvement District Phases 8-9, Special Assessment, Series 2025, 5.63%, 09/01/2055 (c)(g)	750,000	744,411
Mosaic Public Improvement District Area No. 2, Special Assessment, Series 2024, 5.13%, 09/01/2044 (c)	1,750,000	1,734,830
Mosaic Public Improvement District Area No. 2, Special Assessment, Series 2024, 5.50%, 09/01/2054 (c)	2,500,000	2,519,919
Mosaic Public Improvement District Phase No. 1B, Special Assessment, Series 2024, 5.13%, 09/01/2044 (c)	360,000	356,879
Mosaic Public Improvement District Phase No. 1B, Special Assessment, Series 2024, 5.38%, 09/01/2053 (c)	500,000	500,660
North Sky Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.00%, 09/01/2044	600,000	585,652
North Sky Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.25%, 09/01/2052	535,000	528,449
Sutton Fields East Public Improvement District Phase No. 1, Special Assessment, Series 2022, 4.00%, 09/01/2043 (c)	2,059,000	1,740,242
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 5, Special Assessment, Series 2022, 4.00%, 09/01/2051 (c)	1,000,000	796,711

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas
City of Corpus Christi,
Whitecap Public Improvement District No. 1 Improvement Area No. 1, Special Assessment, Series 2024, 6.13%, 09/15/2044	1,150,000	1,152,987
Whitecap Public Improvement District No. 1 Improvement Area No. 1, Special Assessment, Series 2024, 6.50%, 09/15/2054	2,000,000	2,008,244
City of Dayton,
Westpointe Villages Public Improvement District Improvement Area No. 2, Special Assessment, Senior Lien, Series 2024 A, 5.38%, 09/01/2044 (c)	610,000	598,340
Westpointe Villages Public Improvement District Improvement Area No. 2, Special Assessment, Senior Lien, Series 2024 A, 5.75%, 09/01/2054 (c)	900,000	888,627
Westpointe Villages Public Improvement District Improvement Area No. 2, Special Assessment, Junior Lien, Series 2024 B, 6.25%, 09/01/2054 (c)	1,250,000	1,238,297
City of Dorchester,
Cottonwood Public Improvement District Major Improvement Area, Special Assessment, Series 2024, 7.00%, 09/15/2044 (c)	1,331,000	1,300,685
Cottonwood Public Improvement District Major Improvement Area, Special Assessment, Series 2024, 7.25%, 09/15/2054 (c)	1,459,000	1,410,560
Cottonwood Public Improvement District Major Improvement Area No. 1, Special Assessment, Series 2024, 6.00%, 09/15/2044 (c)	1,050,000	1,025,363
Cottonwood Public Improvement District Major Improvement Area No. 1, Special Assessment, Series 2024, 6.25%, 09/15/2054 (c)	1,500,000	1,446,936
City of Dripping Springs,
Heritage Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.00%, 09/01/2044 (c)	645,000	626,490
Heritage Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.25%, 09/01/2054 (c)	840,000	800,054
City of Fate,
Monterra Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.38%, 08/15/2044 (c)	900,000	891,543
Monterra Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.75%, 08/15/2054 (c)	1,350,000	1,348,221
City of Friendswood,
Public Improvement District, Special Assessment, Series 2024, 7.00%, 09/15/2054	7,250,000	7,186,124
City of Huntsville,
Reserves of Huntsville Public Improvement District (The), Special Assessment, Series 2024, 5.38%, 09/15/2044 (c)	775,000	780,110
Reserves of Huntsville Public Improvement District (The), Special Assessment, Series 2024, 5.63%, 09/15/2054 (c)	740,000	741,059
City of Justin,
Timberbrook Public Improvement District No. 2 Area No. 1, Special Assessment, Series 2024, 5.50%, 09/01/2044 (c)	580,000	588,784
Timberbrook Public Improvement District No. 2 Area No. 1, Special Assessment, Series 2024, 5.75%, 09/01/2053 (c)	1,000,000	1,010,742
City of Kyle,
6 Creeks Public Improvement District Improvement Area No. 3, Special Assessment, Series 2021, 3.75%, 09/01/2041 (c)	2,000,000	1,747,687
Limestone Creek Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.50%, 09/01/2044 (c)	550,000	553,120
Limestone Creek Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.75%, 09/01/2053 (c)	1,125,000	1,130,015
Plum Creek North Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.00%, 09/01/2044 (c)	520,000	521,745
Plum Creek North Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.38%, 09/01/2054 (c)	805,000	807,702

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas
City of Lago Vista,
Tessera on Lake Travis Public Improvement District Improvement Area No. 3, Special Assessment, Series 2024, 6.00%, 09/01/2054 (c)	1,000,000	1,010,835
City of Lavon,
Elevon Public Improvement District Improvement Area No. 1, Special Assessment, Series 2022, 4.13%, 09/15/2052 (c)	2,005,000	1,641,243
Elevon Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.00%, 09/15/2044 (c)	500,000	503,506
Elevon Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.38%, 09/15/2052 (c)	500,000	503,985
Elevon Public Improvement District Improvement Area No. 2A-2B, Special Assessment, Series 2024, 5.13%, 09/15/2044 (c)	600,000	591,731
Elevon Public Improvement District Improvement Area No. 2A-2B, Special Assessment, Series 2024, 5.50%, 09/15/2054 (c)	800,000	788,382
City of Manor,
Manor Heights Public Improvement District Area No. 4, Special Assessment, Series 2024, 5.38%, 09/15/2044 (c)	515,000	523,888
Manor Heights Public Improvement District Area No. 4, Special Assessment, Series 2024, 5.63%, 09/15/2054 (c)	685,000	692,748
City of Mesquite,
Solterra Public Improvement District Improvement Area No. C-3, Special Assessment, Series 2024, 5.00%, 09/01/2044 (c)	500,000	492,876
Solterra Public Improvement District Improvement Area No. C-3, Special Assessment, Series 2024, 5.25%, 09/01/2053 (c)	560,000	542,833
City of Oak Point,
Chaparral Park Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.10%, 09/15/2044 (c)	725,000	705,010
Chaparral Park Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.25%, 09/15/2054 (c)	1,000,000	952,309
Oak Point 720 Public Improvement District Area No. 1, Special Assessment, Series 2024, 5.35%, 09/15/2044 (c)	570,000	561,273
Oak Point 720 Public Improvement District Area No. 1, Special Assessment, Series 2024, 5.63%, 09/15/2054 (c)	1,000,000	977,998
City of Plano,
Collin Creek West Public Improvement District, Special Assessment, Series 2021, 4.00%, 09/15/2051 (c)	500,000	406,679
City of Port Isabel,
GO, Series 2024, 5.25%, 02/15/2044	3,270,000	3,350,312
GO, Series 2024, 5.50%, 02/15/2054	2,020,000	2,058,345
City of Princeton,
Eastridge Public Improvement District Improvement Area No. 2, Special Assessment, Series 2023, 5.25%, 09/01/2043 (c)	1,000,000	1,005,921
Eastridge Public Improvement District Improvement Area No. 3, Special Assessment, Series 2024, 5.00%, 09/01/2044 (c)	700,000	685,787
Eastridge Public Improvement District Improvement Area No. 3, Special Assessment, Series 2024, 5.25%, 09/01/2054 (c)	1,000,000	982,290
Southbridge Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.25%, 09/01/2044 (c)	880,000	883,080
Southbridge Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.50%, 09/01/2054 (c)	1,220,000	1,228,643
Winchester Crossing Public Improvement District No. 3, Special Assessment, Series 2024, 5.13%, 09/01/2044 (c)	875,000	862,131
Winchester Crossing Public Improvement District No. 3, Special Assessment, Series 2024, 5.38%, 09/01/2054 (c)	1,200,000	1,169,623
Windmore Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.13%, 09/01/2044 (c)	410,000	404,958
Windmore Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.50%, 09/01/2054 (c)	565,000	559,282

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas
City of Royse City,
Liberty Crossing Public Improvement District improvement Area No. 2, Special Assessment, Series 2024, 5.63%, 09/15/2054 (c)	746,000	730,622
City of Seagoville,
Santorini Public Improvement District Improvement Area, Special Assessment, Series 2024, 7.00%, 09/15/2054 (c)	5,000,000	4,925,470
Santorini Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 6.00%, 09/15/2044 (c)	2,100,000	2,107,778
Santorini Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 6.25%, 09/15/2054 (c)	2,500,000	2,492,913
City of Uhland,
Anderson Park Public Improvement District Area No. 1, Special Assessment, Series 2024, 5.13%, 09/01/2044 (c)	605,000	597,560
Anderson Park Public Improvement District Area No. 1, Special Assessment, Series 2024, 5.50%, 09/01/2055 (c)	950,000	939,330
City of Venus,
Patriot Estates Public Improvement District, Special Assessment, Series 2021, 4.00%, 09/15/2051 (c)	163,000	135,001
Clifton Higher Education Finance Corp.,
Valor Texas Education Foundation, Revenue, Series 2024 A, 5.75%, 06/15/2044 (c)	870,000	867,917
Valor Texas Education Foundation, Revenue, Series 2024 A, 6.00%, 06/15/2054 (c)	2,240,000	2,221,468
Club Municipal Management District No. 1,
Improvement Area No. 3, Special Assessment, Series 2024, Class A, 5.10%, 09/01/2044 (c)	1,050,000	1,031,369
Improvement Area No. 3, Special Assessment, Series 2024, 5.38%, 09/01/2055 (c)	1,500,000	1,460,078
County of Bastrop,
Double Eagle Ranch Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.25%, 09/01/2044 (c)	605,000	599,444
Double Eagle Ranch Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.50%, 09/01/2054 (c)	770,000	755,639
County of Denton,
Tabor Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Senior Lien, Series 2024 A, 5.25%, 12/31/2044 (c)	2,000,000	1,958,282
Tabor Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Senior Lien, Series 2024 A, 5.63%, 12/31/2054 (c)	3,200,000	3,145,125
Tabor Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Junior Lien, Series 2024 B, 5.75%, 12/31/2044 (c)	1,250,000	1,237,922
Tabor Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Junior Lien, Series 2024 B, 6.13%, 12/31/2054	2,000,000	1,967,462
Tabor Ranch Public Improvement District Major Improvement Area, Special Assessment, Series 2024, 6.00%, 12/31/2044 (c)	2,125,000	2,107,283
Tabor Ranch Public Improvement District Major Improvement Area, Special Assessment, Series 2024, 6.25%, 12/31/2054 (c)	3,350,000	3,285,232
County of Medina,
Talley Ho Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.13%, 09/01/2044 (c)	2,519,000	2,445,955
Talley Ho Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.35%, 09/01/2054 (c)	1,800,000	1,725,257
Woodlands Public Improvement District Neighborhood Improvement Area No. 1, Special Assessment, Series 2021, 4.75%, 09/01/2050 (c)	2,250,000	2,054,257
County of Montgomery,
Crockett Meadows Public Improvement District Improvement Area, Special Assessment, Series 2025, 5.25%, 09/15/2045	1,125,000	1,125,457
Crockett Meadows Public Improvement District Improvement Area, Special Assessment, Series 2025, 5.50%, 09/15/2054	1,875,000	1,861,176
Meadow Park Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.13%, 09/15/2045	675,000	670,866

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas
Meadow Park Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.38%, 09/15/2054	815,000	811,889
Edinburg Economic Development Corp.,
Sales Tax, Revenue, Series 2021A, 3.38%, 08/15/2046	355,000	246,192
Greater Texas Cultural Education Facilities Finance Corp.,
CFC - WLH LLC, Revenue, Series 2024 A, 6.38%, 09/01/2034 (c)	1,470,000	1,459,265
CFC - WLH LLC, Revenue, Series 2024 A, 6.50%, 09/01/2049 (c)	7,495,000	7,345,162
CFC - WLH LLC, Revenue, Series 2024 B, 11.00%, 09/01/2029 (c)	785,000	778,636
Hidalgo County Regional Mobility Authority,
Revenue, Senior Lien, Series A, 0.00%, 12/01/2043 (f)	2,000,000	758,045
Revenue, Senior Lien, Series A, 0.00%, 12/01/2044 (f)	3,000,000	1,075,780
Revenue, Senior Lien, Series A, 0.00%, 12/01/2045 (f)	4,000,000	1,356,745
Revenue, Senior Lien, Series A, 0.00%, 12/01/2046 (f)	6,000,000	1,926,784
Revenue, Senior Lien, Series A, 0.00%, 12/01/2047 (f)	6,125,000	1,843,717
Revenue, Senior Lien, Series A, 0.00%, 12/01/2048 (f)	7,130,000	2,023,179
Revenue, Senior Lien, Series A, 0.00%, 12/01/2049 (f)	7,135,000	1,899,739
Revenue, Senior Lien, Series A, 0.00%, 12/01/2050 (f)	5,145,000	1,292,401
Revenue, Senior Lien, Series A, 0.00%, 12/01/2052 (f)	2,175,000	486,085
Revenue, Senior Lien, Series A, 0.00%, 12/01/2054 (f)	5,000,000	995,921
Revenue, Senior Lien, Series A, 0.00%, 12/01/2055 (f)	6,100,000	1,145,424
Revenue, Senior Lien, Series A, 0.00%, 12/01/2056 (f)	1,000,000	177,858
Revenue, Junior Lien, Refunding, Series B, 0.00%, 12/01/2045 (f)	5,805,000	1,860,284
Revenue, Junior Lien, Refunding, Series B, 0.00%, 12/01/2046 (f)	2,945,000	891,094
Hunt Memorial Hospital District Charitable Health,
GO, Refunding, Series 2020, 4.00%, 02/15/2038	1,195,000	1,074,102
Lubbock Educational Facilities Authority, Inc.,
Lubbock Christian University, Revenue, Refunding, Series 2016, 2.75%, 11/01/2031	2,585,000	2,237,875
New Hope Cultural Education Facilities Finance Corp.,
Jubilee Academic Center, Inc., Revenue, Refunding, Series 2021, 4.00%, 08/15/2041 (c)	200,000	179,342
Sanctuary LTC LLC, Revenue, Series 2021 A-1, 5.00%, 01/01/2032	6,250,000	6,339,348
Sanctuary LTC LLC, Revenue, Series 2021 A-1, 5.25%, 01/01/2042	25,180,000	25,259,914
Sanctuary LTC LLC, Revenue, Series 2021 A-1, 5.50%, 01/01/2057	72,715,000	71,784,459
Westminster Manor, Revenue, Series 2021, 4.00%, 11/01/2049	2,000,000	1,901,444
Olney Hamilton Hospital District,
GO, Series 2024, 6.25%, 09/15/2054 (c)	24,600,000	25,514,945
Port of Beaumont Navigation District,
Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group, Revenue, AMT, Refunding, Series 2020 A, 4.00%, 01/01/2050 (c)	15,000,000	12,624,164
Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group, Revenue, AMT, Series 2021 A, 3.00%, 01/01/2050 (c)	2,500,000	1,754,826
Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group, Revenue, AMT, Series 2024 A, 5.13%, 01/01/2044 (c)	6,000,000	6,124,743
Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group, Revenue, AMT, Series 2024 A, 5.25%, 01/01/2054 (c)	1,000,000	1,022,546
San Antonio Education Facilities Corp.,
University of the Incarnate Word, Revenue, Refunding, Series 2021 A, 4.00%, 04/01/2054	5,075,000	3,988,243
Tarrant County Cultural Education Facilities Finance Corp.,
Barton Creek Senior Living Center Obligated Group, Revenue, Refunding, Series 2015, 4.75%, 11/15/2035	35,000	34,912
Texas Transportation Commission,
State Highway 249 System, Revenue, First Tier, Series 2019 A, 0.00%, 08/01/2052 (f)	5,000,000	1,236,169
Tioga Independent School District,
GO, Refunding, BAM Insured, Series 2024, 4.50%, 08/15/2048	35,000	33,543
Town of Little Elm,
Spiritas East Public Improvement District, Special Assessment, Series 2022, 4.00%, 09/01/2051 (c)	1,509,000	1,218,514
Town of Providence Village,

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas
Foree Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.00%, 09/01/2044 (c)	650,000	634,457
Foree Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.25%, 09/01/2054 (c)	865,000	834,783
Travis County Development Authority,
Special Assessment, Series 2025, 5.00%, 09/01/2044	780,000	772,693
Special Assessment, Series 2025, 5.25%, 09/01/2054	1,400,000	1,379,288
Bella Fortuna Public Improvement District, Special Assessment, Series 2024, 5.38%, 09/01/2044 (c)	900,000	915,598
Bella Fortuna Public Improvement District, Special Assessment, Series 2024, 5.63%, 09/01/2051 (c)	765,000	776,606
Longview 71 Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.00%, 09/01/2044 (c)	585,000	568,212
Longview 71 Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.13%, 09/01/2054 (c)	840,000	797,736
Village of Salado,
Sanctuary East Public Improvement District Area No. 1, Special Assessment, Series 2024, 6.25%, 09/01/2044 (c)	718,000	724,867
Sanctuary East Public Improvement District Area No. 1, Special Assessment, Series 2024, 6.50%, 09/01/2054 (c)	707,000	710,458
		343,606,960
Utah 3.0%
Black Desert Public Infrastructure District,
GO, Series 2021 A, 4.00%, 03/01/2051 (c)	8,280,000	6,798,835
Assessment Area 1, Special Assessment, Series 2024, 5.63%, 12/01/2053 (c)	38,885,000	39,177,788
Chelsey Public Infrastructure District No. 1,
GO, Series 2024, 7.25%, 03/01/2054 (c)	1,610,000	1,620,597
Assessment Area 1, Special Assessment, Series 2024, 7.00%, 12/01/2042 (c)	1,350,000	1,378,766
Downtown East Streetcar Sewer Public Infrastructure District,
GO, Senior Lien, Series 2022 A, 6.00%, 03/01/2053 (c)	1,000,000	981,766
Fields Estates Public Infrastructure District,
GO, Series 2024 A-1, 6.13%, 03/01/2055 (c)	1,975,000	1,996,340
Assessment Area, Special Assessment, Series 2024 A-2, 5.25%, 12/01/2053 (c)	6,935,000	6,815,781
Firefly Public Infrastructure District No. 1,
GO, Series 2024 A-1, 6.63%, 03/01/2054 (c)	3,645,000	3,734,232
Assessment Area 1, Special Assessment, Series 2024 A-2, 5.63%, 12/01/2043 (c)	1,805,000	1,830,577
MIDA Mountain Veterans Program Public Infrastructure District,
Tax Allocation, Series 2024, 5.00%, 06/01/2044 (c)	2,750,000	2,745,280
Tax Allocation, Series 2024, 5.20%, 06/01/2054 (c)	4,705,000	4,711,525
Mida Mountain Village Public Infrastructure District,
Military Installation Development Auth Military Recreation Fac Project Area, Tax Allocation, Series 2024-1, 5.13%, 06/15/2054 (c)	6,000,000	5,847,220
Military Installation Development Auth Military Recreation Fac Project Area, Tax Allocation, Series 2024-2, 6.00%, 06/15/2054 (c)	5,000,000	5,183,704
Military Installation Development Authority,
Military Recreation Assessment Area, Revenue, Series 2021 A-1, 4.00%, 06/01/2052	6,500,000	5,519,118
Military Recreation Assessment Area, Revenue, Series 2021 A-2, 4.00%, 06/01/2041	3,215,000	2,872,093
Military Recreation Assessment Area, Revenue, Series 2021 A-2, 4.00%, 06/01/2052	12,530,000	10,475,874
Olympia Public Infrastructure District No. 1,
Revenue, Series 2024 A-2, 5.13%, 12/01/2029 (c)	3,500,000	3,552,517
Limited Tax Pledged, GO, Series 2024 A-1, 6.38%, 03/01/2055 (c)	1,985,000	2,014,908
Sage Creek Infrastructure Financing District,
Special Assessment, Series 2024, 5.75%, 12/01/2053 (c)	7,155,000	7,067,665

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Utah
Utah Charter School Finance Authority,
Ascent Academies of Utah, Revenue, Refunding, Series 2022, 5.00%, 06/15/2052 (c)	3,000,000	2,650,143
Ascent Academies of Utah, Revenue, Refunding, Series 2022, 5.00%, 06/15/2057 (c)	8,500,000	7,389,281
Ascent Academies of Utah, Revenue, Series 2024, 6.75%, 06/15/2059 (c)	17,000,000	17,820,687
Athenian Academy, Inc. (The), Revenue, Series 2024 A, 6.50%, 04/15/2058 (c)	9,060,000	8,645,317
Freedom Academy Foundation, Revenue, Refunding, Series 2017, 5.38%, 06/15/2048 (c)	5,805,000	5,448,712
Freedom Academy Foundation, Revenue, Series 2021 A, 5.00%, 06/15/2052 (c)	3,895,000	3,402,549
Freedom Academy Foundation, Revenue, Series 2021A, 5.00%, 06/15/2041 (c)	1,020,000	951,820
Wallace Stegner Academy, Revenue, Series 2019 A, 5.00%, 06/15/2049 (c)	1,590,000	1,478,245
Utah Infrastructure Agency,
Revenue, Series 2021, 3.00%, 10/15/2045	1,000,000	727,194
Ventana Resort Village Public Infrastructure District,
GO, Series 2024, 5.50%, 03/01/2054 (c)	4,000,000	3,908,356
Viridian Farm Public Infrastructure District No. 1,
GO, Series 2024 A, 5.88%, 03/01/2054 (c)	2,255,000	2,221,895
Wood Ranch Public Infrastructure District,
Assessment Area 1, Special Assessment, Series 2024, 5.63%, 12/01/2053 (c)	4,285,000	4,336,842
		173,305,627
Vermont 0.0%(b)
Vermont Economic Development Authority,
Wake Robin Corp., Revenue, Refunding, Series 2021 A, 4.00%, 05/01/2045	460,000	405,249

Virgin Islands 0.3%
Virgin Islands Public Finance Authority,
United States Virgin Islands, Revenue, Series 2012 C, 5.00%, 10/01/2042	500,000	449,937
United States Virgin Islands, Revenue, Refunding, Series 2014 C, 5.00%, 10/01/2030 (c)	7,500,000	7,499,561
United States Virgin Islands Frenchman's Reef Hotel Room Occupancy Tax, Revenue, Series 2024 A, 6.00%, 04/01/2053 (c)	4,500,000	4,688,398
		12,637,896
Virginia 1.2%
Prince William County Industrial Development Authority,
Westminster Presbyterian Retirement Community Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 01/01/2046	1,530,000	1,452,683
Virginia Beach Development Authority,
Westminster-Canterbury on Chesapeake Bay Obligated Group, Revenue, Refunding, Series 2018, 4.00%, 09/01/2048	4,395,000	3,669,310
Virginia College Building Authority,
Marymount University, Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2045 (c)	1,000,000	809,451
Marymount University, Revenue, Series 2015 B, 5.00%, 07/01/2045 (c)	1,000,000	809,451
Virginia Housing Development Authority,
Revenue, Series 2023 E-3, 4.65%, 10/01/2054	3,000,000	3,009,547
Revenue, Series 2023 E-4, 4.70%, 07/01/2055	1,955,000	1,963,461
Revenue, Series 2024 D, 4.63%, 08/01/2060 (a)	11,835,000	11,723,606
Revenue, Series 2024 E, 4.45%, 10/01/2059 (a)	10,375,000	10,195,058
Revenue, Series 2024 H, 4.45%, 12/01/2044 (a)	1,100,000	1,095,248
Revenue, Series 2024 H, 4.63%, 12/01/2049 (a)	2,200,000	2,208,545
Revenue, Series 2024 H, 4.70%, 12/01/2054 (a)	3,000,000	2,991,727
Revenue, Series 2024 H, 4.75%, 12/01/2059 (a)	5,000,000	5,010,122
Revenue, Series 2024 H, 4.85%, 12/01/2066 (a)	12,735,000	12,760,666
Virginia Small Business Financing Authority,

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Virginia
LifeSpire of Virginia Obligated Group, Revenue, Refunding, Series 2024 A, 4.50%, 12/01/2044	5,500,000	5,417,389
LifeSpire of Virginia Obligated Group, Revenue, Refunding, Series 2024 A, 5.50%, 12/01/2054	4,000,000	4,197,513
National Senior Communities, Inc. Obligated Group, Revenue, Refunding, Series 2020 A, 3.38%, 01/01/2051	4,125,000	3,228,175
		70,541,952
Washington 0.5%
Grant County Public Hospital District No. 2,
GO, Series 2024, 5.50%, 12/01/2039	500,000	536,677
GO, Series 2024, 5.50%, 12/01/2044	1,050,000	1,100,981
King County Public Hospital District No. 4,
Revenue, Series 2015 A, 6.25%, 12/01/2045	1,300,000	1,300,307
Port of Woodland,
Revenue, Series 2024, 5.25%, 12/01/2034	1,270,000	1,234,371
Revenue, Series 2024, 6.00%, 12/01/2047	3,090,000	2,910,965
Washington Health Care Facilities Authority,
Overlake Hospital Medical Center Obligated Group, Revenue, Refunding, Series A, 4.00%, 07/01/2042	100,000	90,823
Washington State Housing Finance Commission,
Bayview Manor Homes Obligated Group, Revenue, Series 2024, 6.00%, 07/01/2059 (c)	1,645,000	1,670,145
German Retirement Home of the State of Washington Obligated Group, Revenue, Series 2024 A, 5.50%, 01/01/2044 (c)	1,000,000	1,003,954
German Retirement Home of the State of Washington Obligated Group, Revenue, Series 2024 A, 5.75%, 01/01/2053 (c)	2,540,000	2,554,286
German Retirement Home of the State of Washington Obligated Group, Revenue, Series 2024 A, 5.88%, 01/01/2059 (c)	3,320,000	3,346,362
Horizon House Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 01/01/2038 (c)	2,000,000	1,941,114
Provident Group-SH I Properties LLC, Revenue, Series 2024, 5.00%, 07/01/2054	4,305,000	4,409,663
Provident Group-SH I Properties LLC, Revenue, Series 2024, 5.50%, 07/01/2059	8,000,000	8,484,011
Spokane United Methodist Homes Obligated Group, Revenue, Series 2019, 5.00%, 01/01/2055 (c)	2,000,000	1,860,598
Spokane United Methodist Homes Obligated Group, Revenue, Series 2020 A, 5.00%, 01/01/2051 (c)	3,510,000	3,307,737
		35,751,994
West Virginia 0.1%
City of Huntington,
Downtown Development/Redevelopment District No. 1, Tax Allocation, Refunding, Series 2024 A, 5.00%, 06/01/2039	415,000	409,404
Downtown Development/Redevelopment District No. 1, Tax Allocation, Refunding, Series 2024 A, 5.50%, 06/01/2049	450,000	450,662
Kinetic Park Development/Redevelopment District No. 2, Tax Allocation, Refunding, Series 2024, 5.13%, 06/01/2039	480,000	479,079
Kinetic Park Development/Redevelopment District No. 2, Tax Allocation, Refunding, Series 2024, 5.63%, 05/01/2050	955,000	955,041
County of Ohio,
Tax Allocation, Refunding, Series 2024, 5.25%, 06/01/2053	2,000,000	2,022,190
		4,316,376
Wisconsin 11.4%
Public Finance Authority,
Revenue, Series 2023-1, Class A, 5.75%, 07/01/2062	26,932,237	27,928,118
Revenue, Series 2024, 5.50%, 12/15/2038 (c)	21,075,000	21,116,975
A&T Real Estate Foundation LLC, Revenue, Series 2019 B, 5.00%, 06/01/2044	1,900,000	1,901,329
Ameream LLC, Revenue, Series 2017, 6.50%, 12/01/2037 (c)	3,000,000	3,043,602
Ameream LLC, Revenue, Series 2017, 6.75%, 12/01/2042 (c)	13,000,000	13,208,075
Ameream LLC, Revenue, Series 2017, 7.00%, 12/01/2050 (c)	36,030,000	36,677,283

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Wisconsin
Bonnie Cone Classical Academy, Inc., Revenue, Series 2021 A, 4.00%, 06/15/2040 (c)	2,020,000	1,748,681
Bonnie Cone Classical Academy, Inc., Revenue, Series 2021 A, 4.00%, 06/15/2050 (c)	2,995,000	2,359,915
Bonnie Cone Classical Academy, Inc., Revenue, Series 2021 A, 4.00%, 06/15/2056 (c)	2,445,000	1,854,569
Cedars Obligated Group, Revenue, Refunding, Series 2019, 5.75%, 05/01/2054 (c)	175,000	150,290
Charter Day School Obligated Group, Revenue, Series 2020 A, 5.00%, 12/01/2055 (c)	2,500,000	2,322,192
CHF - Manoa LLC, Revenue, Series 2023 B, 6.75%, 07/01/2063 (c)	2,500,000	2,664,782
Cincinnati Classical Academy, Revenue, Series 2024 A, 5.38%, 06/15/2039 (c)	250,000	250,181
Cincinnati Classical Academy, Revenue, Series 2024 A, 5.70%, 06/15/2044 (c)	410,000	411,921
Cincinnati Classical Academy, Revenue, Series 2024 A, 5.88%, 06/15/2054 (c)	1,000,000	1,002,809
Cincinnati Classical Academy, Revenue, Series 2024 A, 6.00%, 06/15/2064 (c)	2,415,000	2,424,919
College Achieve Central Charter School Obligated Group, Revenue, Series COLLEGE ACHIEVE CENT CHARTER SCH 2021 A, 5.00%, 06/15/2051 (c)	3,645,000	3,411,563
Coral Academy of Science Las Vegas, Revenue, Series 2021 A, 4.00%, 07/01/2041	1,000,000	908,085
Coral Academy of Science Las Vegas, Revenue, Series 2021 A, 4.00%, 07/01/2051	1,000,000	826,633
Cornerstone Charter Academy: A Challenge Foundation Academy, Inc., Revenue, Series 2024, 5.00%, 02/01/2054	900,000	903,232
Cornerstone Charter Academy: A Challenge Foundation Academy, Inc., Revenue, Series 2024, 5.00%, 02/01/2064	2,000,000	1,988,123
Denton County Municipal Utility District No. 16, Revenue, Series 2024, 5.75%, 12/15/2033 (c)	5,000,000	4,913,689
Dominium Holdings I LLC, Revenue, Series 2024-1, Class B-1, 6.81%, 04/28/2036 (c)	27,155,000	27,707,672
FAH Tree House LLC, Revenue, Series 2023 A, 6.50%, 08/01/2053 (c)	200,000	196,187
Foundation of The University of North Carolina at Charlotte, Inc. (The), Revenue, Series 2021 A, 4.00%, 09/01/2036 (c)	3,920,000	3,478,815
Foundation of The University of North Carolina at Charlotte, Inc. (The), Revenue, Series 2021 A, 4.00%, 09/01/2056 (c)	2,440,000	1,702,410
Guilford Charter School Corp., Revenue, Series 2022 A, 5.00%, 04/01/2047 (c)	2,500,000	2,223,570
Guilford Charter School Corp., Revenue, Series 2022 A, 5.00%, 04/01/2057 (c)	2,700,000	2,334,100
Guilford College, Revenue, Refunding, Series 2016, 4.25%, 01/01/2028	25,000	24,689
Harris County Municipal Utility District No. 544, Revenue, Series 2024, 5.88%, 11/15/2029 (c)	2,500,000	2,496,457
Inperium, Inc. Obligated Group, Revenue, Series 2024, 5.50%, 12/01/2044 (c)	5,000,000	5,028,240
Inperium, Inc. Obligated Group, Revenue, Series 2024, 5.75%, 12/01/2054 (c)	15,000,000	15,049,998
KIPP Charlotte, Inc. Obligated Group, Revenue, Series 2020 A, 5.00%, 10/15/2040 (c)	2,815,000	2,751,920
KIPP Charlotte, Inc. Obligated Group, Revenue, Series 2020 A, 5.00%, 10/15/2050 (c)	4,640,000	4,414,234
KIPP Charlotte, Inc. Obligated Group, Revenue, Series 2020 A, 5.00%, 10/15/2055 (c)	4,060,000	3,783,065
Mater Academy of Nevada, Revenue, Series 2024 A, 5.00%, 12/15/2044 (c)	690,000	691,293
Mater Academy of Nevada, Revenue, Series 2024 A, 5.00%, 12/15/2054 (c)	2,000,000	1,940,086
Million Air Three Obligated Group, Revenue, AMT, Refunding, Series 2024 A, 6.25%, 09/01/2046 (c)	12,650,000	13,131,591
Million Air Two LLC Obligated Group, Revenue, AMT, Refunding, Series 2017 B, 7.13%, 06/01/2041 (c)	3,500,000	3,677,628
Montgomery County Municipal Utility District Nos. 123 & 153, Revenue, Series 2024, 0.00%, 12/15/2034 (c)(f)	12,428,000	6,905,375
NC A&T Real Estate Foundation LLC, Revenue, Series 2024 A, 5.25%, 06/01/2054	1,000,000	1,015,157
Nevada Charter Academies, Revenue, Series 2019 A, 5.00%, 07/15/2039 (c)	450,000	452,871

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Wisconsin
New Plan Learning, Inc. Obligated Group, Revenue, Refunding, Series 2021 A, 3.75%, 07/01/2031	3,490,000	3,267,514
North East Carolina Preparatory School, Inc., Revenue, Refunding, Series 2024 A, 5.00%, 06/15/2044	1,000,000	1,003,854
North East Carolina Preparatory School, Inc., Revenue, Refunding, Series 2024 A, 5.25%, 06/15/2054	1,500,000	1,510,959
Phoenix Montessori Academy, Revenue, Series 2024 A, 7.00%, 07/01/2059 (c)	21,895,000	21,533,082
Phoenix Montessori Academy, Revenue, Series 2024 B, 8.00%, 07/01/2029 (c)	400,000	395,559
Puerto Rico Tollroads LLC, Revenue, Senior Lien, AMT, Series 2024, 5.75%, 07/01/2049	4,000,000	4,261,475
Puerto Rico Tollroads LLC, Revenue, Senior Lien, AMT, Series 2024, 5.75%, 07/01/2054	72,000,000	76,448,787
QCF Behavioral Hospitals I Obligated Group, Revenue, Series 2024 A, 7.50%, 07/01/2059 (c)	37,000,000	41,634,187
Renaissance Hall at Old Course LLC, Revenue, FHA Insured, Series 2024, 8.00%, 06/01/2067 (c)	1,000,000	967,545
Rider University A New Jersey Non-Profit Corp., Revenue, Refunding, Series 2021 A, 4.50%, 07/01/2048 (c)	6,920,000	5,405,289
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2024, 12.75%, 01/01/2030 (c)	4,700,000	4,663,137
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 A, 7.00%, 06/17/2029 (c)	1,000,000	1,014,460
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 B, 7.00%, 07/15/2029 (c)	706,646	706,360
Sky Harbour Capital LLC Obligated Group, Revenue, AMT, Series AVIATION FACS PROJ 2021, 4.25%, 07/01/2054	12,275,000	10,232,101
Southeast Overtown Park West Community Redevelopment Agency, Tax Allocation, Series 2024 A, 5.00%, 06/01/2041 (c)	6,000,000	6,165,704
Southeast Overtown Park West Community Redevelopment Agency, Tax Allocation, Series 2024 B, 8.00%, 06/15/2042 (c)	21,000,000	21,277,927
Southeastern Regional Medical Center Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 02/01/2041	5,145,000	4,343,717
Southeastern Regional Medical Center Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 02/01/2051	2,000,000	1,550,036
Southeastern Regional Medical Center Obligated Group, Revenue, Refunding, Series 2022 A, 5.00%, 02/01/2030	200,000	198,754
Town of Scarborough Downtown Omnibus Municipal Development & TIF District, Tax Allocation, Series 2024, 5.00%, 08/01/2039	1,600,000	1,590,625
UNC Health Appalachian Obligated Group, Revenue, Series 2021 A, 4.00%, 07/01/2051	1,675,000	1,293,544
Washoe Barton Medical Clinic, Revenue, Refunding, Series 2021 A, 4.00%, 12/01/2041 (c)	365,000	327,091
Washoe Barton Medical Clinic, Revenue, Refunding, Series 2021 A, 4.00%, 12/01/2051 (c)	510,000	425,597
WFCS Holdings II LLC, Revenue, Series 2021 A-1, 5.00%, 01/01/2056 (c)	13,985,000	13,268,535
WFCS Holdings LLC, Revenue, Series 2020 A-1, 5.00%, 01/01/2055 (c)	1,750,000	1,661,528
Wingate University, Revenue, Refunding, Series 2018A, 5.25%, 10/01/2043	3,000,000	2,955,616
Wingate University, Revenue, Refunding, Series 2018A, 5.25%, 10/01/2048	2,500,000	2,433,049
Wittenberg University, Revenue, Series 2016, 5.25%, 12/01/2039 (c)	21,070,000	18,229,286
WVC, Revenue, Series 2022 A, 4.00%, 12/01/2041 (c)	4,865,000	4,247,815
WVC, Revenue, Series 2022 A, 4.25%, 12/01/2051 (c)	1,155,000	955,962
Wisconsin Health & Educational Facilities Authority,
Cedar Crest, Inc. Obligated Group, Revenue, Refunding, Series 2022 A, 4.75%, 04/01/2057	3,020,000	2,534,714
Cedar Crest, Inc. Obligated Group, Revenue, Refunding, Series 2022 A, 5.13%, 04/01/2057	5,130,000	4,650,945
Chiara Communities, Inc., Revenue, Series 2018 B, 5.00%, 07/01/2048	1,380,000	1,178,898
Chiara Communities, Inc., Revenue, Series 2018 B, 5.00%, 07/01/2053	1,300,000	1,079,799

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Wisconsin
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2024, 5.00%, 07/01/2035	7,000,000	7,040,080
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2024, 5.63%, 07/01/2045	16,500,000	16,653,864
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2024, 5.88%, 07/01/2055	21,350,000	21,624,171
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2024, 6.00%, 07/01/2060	28,900,000	29,426,130
Marshfield Clinic Health System Obligated Group, Revenue, Series 2016 A, 3.50%, 02/15/2046	1,160,000	916,504
Marshfield Clinic Health System Obligated Group, Revenue, Refunding, Series 2017 C, 3.25%, 02/15/2033	1,060,000	944,307
Marshfield Clinic Health System Obligated Group, Revenue, Refunding, Series 2017 C, 3.50%, 02/15/2036	965,000	846,434
Marshfield Clinic Health System Obligated Group, Revenue, Refunding, Series 2017 C, 4.00%, 02/15/2050	50,000	44,181
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 01/01/2047	3,100,000	2,658,188
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 01/01/2057	1,500,000	1,207,984
PHW Menomonee Falls, Inc., Revenue, Series 2024, 6.00%, 10/01/2049	1,000,000	1,034,271
PHW Menomonee Falls, Inc., Revenue, Series 2024, 6.00%, 10/01/2054	2,000,000	2,056,486
Sauk-Prairie Memorial Hospital, Inc. Obligated Group, Revenue, Series 2013 A, 5.13%, 02/01/2038	2,000,000	1,999,894
Sauk-Prairie Memorial Hospital, Inc. Obligated Group, Revenue, Series 2013 A, 5.25%, 02/01/2043	30,000	29,479
Wisconsin Masonic Home Obligated Group, Revenue, Series 2021 A, 4.00%, 08/15/2046	1,595,000	1,368,014
Wisconsin Masonic Home Obligated Group, Revenue, Series 2021 A, 4.00%, 08/15/2051	1,200,000	994,586
Wisconsin Masonic Home Obligated Group, Revenue, Series 2021 A, 4.00%, 08/15/2055	1,700,000	1,381,484
Wisconsin Masonic Home Obligated Group, Revenue, Series 2024 A, 5.75%, 08/15/2059	3,000,000	3,186,206
Wisconsin Housing & Economic Development Authority Home Ownership,
Home Ownership, Revenue, GNMA Insured, Series 2024 C, 4.50%, 09/01/2044 (a)	27,070,000	27,203,453
Home Ownership, Revenue, GNMA Insured, Series 2024 C, 4.75%, 03/01/2051 (a)	7,500,000	7,465,265
		622,516,756
TOTAL MUNICIPAL BONDS (Cost $5,928,175,737)		5,974,192,076

SHORT-TERM INVESTMENTS - 1.5%

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 1.5%
JP Morgan U.S. Government Money Market Fund, Capital Shares 4.39% (i) (Cost $81,812,620)	81,812,620	81,812,620

Total Investments - 110.2% (Cost $6,008,614,010)		6,056,004,696
Floating Rate Note Obligations – (9.5)%(j)		(519,135,000)
Liabilities in excess of other assets - (0.7)%		(39,930,870)
Net Assets - 100.0%		5,496,938,826

(a)	All or portion of principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB Residuals and cash.
(b)	Represents less than 0.05% of net assets.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at January 31, 2025 amounted to $2,555,842,781, which represents approximately 46.50% of net assets of the Fund.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of January 31, 2025.
(e)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on January 31, 2025.
(f)	Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.
(g)	When-issued security.

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

January 31, 2025 (unaudited)

(h)	Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
(i)	Represents 7-day effective yield as of January 31, 2025.
(j)	Face value of Floating Rate Notes issued in TOB transactions.

Abbreviations
AGMC	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Insured by Federal National Mortgage Association
GNMA	Insured by Government National Mortgage Association
GO	General Obligation
SOFR	Secured Overnight Financing Rate

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund

Schedule of Investments

January 31, 2025 (unaudited)

	Percent of Net
Industry Diversification for Portfolio Holdings	Assets
Public Transportation	10.8
State Single-Family Housing	9.7
Charter School	7.9
Economic/Industrial Development	7.6
Hospital	7.2
Continuing Care Retirement Community	6.8
Airport	6.6
State Multi-Family Housing	6.2
Community Development District	5.8
Higher Education	4.7
Special Assessment Financing	4.6
Toll Highway/Bridge/Tunnel	3.6
Miscellaneous Tax	3.1
Tax Increment Financing	3.1
General Revenue Tax-Guaranteed	2.9
Nursing Home	1.9
Local Multi-Family Housing	1.8
Student Housing	1.7
Tobacco Master Settlement Agreement	1.5
Private/Religious School	1.2
Metro Development District	1.0
General Obligation	1.0
Payments in Lieu of Taxes (PILOT)	1.0
Indian Tribal Bond	0.7
Appropriation	0.7
Port/Marina	0.6
General Obligation District (Other)	0.6
School District	0.6
General Obligation Hospital/Health District	0.5
Income Tax	0.5
Student Loan Revenue	0.4
Sales & Excise Tax	0.4
Not-For-Profit Human Service Provider	0.4
Mello-Roos	0.4
Water & Sewer	0.3
Assisted Living	0.2
Public Power System	0.2
Parking Facility	0.1
Not-For-Profit Research Organization	0.1
Hotel Occupancy Tax	0.1
Miscellaneous	0.1
Loan Pool	0.1
Secondary Education	-	*
Not-For-Profit Cultural Organization	-	*
Not-For-Profit Foundation	-	*
Local Single-Family Housing	-	*
Telecom	-	*
Bond Bank	-	*
Short-Term Investments	1.5
Total Investments	110.2

 *   Represents less than 0.05% of net assets.

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
MUNICIPAL BONDS - 94.3%
Alaska 0.2%
Alaska Industrial Development & Export Authority,
Interior Alaska Natural Gas Utility, Revenue, Series 2020 A, 5.00%, 06/01/2028	930,000	964,764

American Samoa 0.5%
American Samoa Economic Development Authority,
Revenue, Refunding, Series 2015 A, 6.63%, 09/01/2035	100,000	101,463
Revenue, Series 2018, 7.13%, 09/01/2038 (a)	1,995,000	2,145,114
		2,246,577
Arizona 4.3%
Arizona Industrial Development Authority,
Benjamin Franklin Charter School Obligated Group, Revenue, Series 2023 A, 5.50%, 07/01/2058 (a)	1,500,000	1,506,852
Doral Academy of Northern Nevada Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 07/15/2028 (a)	200,000	199,795
Industrial Development Authority of the City of Phoenix Arizona (The),
Freedom Academy, Inc., Revenue, Series 2016, 5.13%, 07/01/2036 (a)	1,000,000	1,000,250
Industrial Development Authority of the County of Pima (The),
La Posada at Park Centre, Inc. Obligated Group, Revenue, Series 2022 A, 5.75%, 11/15/2025 (a)	665,000	669,521
La Posada at Park Centre, Inc. Obligated Group, Revenue, Series 2022 B-1, 6.63%, 05/15/2031 (a)	2,000,000	2,020,333
La Posada at Park Centre, Inc. Obligated Group, Revenue, Series 2022 A, 6.25%, 11/15/2035 (a)	1,000,000	1,075,783
La Posada at Park Centre, Inc. Obligated Group, Revenue, Series 2022 A, 7.00%, 11/15/2057 (a)	900,000	972,230
Leading Edge Academy Maricopa, Revenue, Pre-Refunded, Series 2013, 7.75%, 12/01/2043	1,025,000	1,063,236
Leading Edge Academy Maricopa, Revenue, Pre-Refunded, Series 2015, 6.25%, 12/01/2045 (a)	4,820,000	4,944,442
PLC Charter Schools, Revenue, Refunding, Series 2016, 6.00%, 12/01/2036 (a)	3,000,000	3,032,190
Maricopa County Industrial Development Authority,
Benjamin Franklin Charter School Obligated Group, Revenue, Series 2018 A, 6.00%, 07/01/2052 (a)	3,330,000	3,410,273
Superstition Vistas Community Facilities District No. 1,
Assessment Area 4, Special Assessment, Series 2024, 4.30%, 07/01/2034	125,000	119,328
		20,014,233
Arkansas 0.4%
Batesville Public Facilities Board,
White River Health System Obligated Group, Revenue, Refunding, Series 2020, 5.00%, 06/01/2026	500,000	500,390
Clarksville Public Educational Facilities Board,
University of the Ozarks, Revenue, Refunding, Series 2024 B, 5.25%, 08/01/2029	195,000	201,056
University of the Ozarks, Revenue, Refunding, Series 2024 B, 5.25%, 08/01/2034	1,040,000	1,072,983
		1,774,429
California 7.0%
Antelope Valley Community College District,
GO, Pre-Refunded, Series 2015, 0.00%, 08/01/2029 (b)	20,000	16,767
California Community College Financing Authority,
NCCD-Orange Coast Properties LLC, Revenue, Series 2018, 5.00%, 05/01/2025	50,000	50,224
California Health Facilities Financing Authority,
Providence St. Joseph Health Obligated Group, Revenue, Series 2014 B, 5.00%, 10/01/2044	1,300,000	1,302,551
California Infrastructure & Economic Development Bank,
DesertXpress Enterprises LLC, Revenue, AMT, Series 2020 A-4, 8.00%, 08/15/2025 (a)(c)(d)	12,500,000	12,873,255

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
California
California Public Finance Authority,
California University of Science & Medicine Obligated Group, Revenue, Series 2019 A, 6.25%, 07/01/2054 (a)	2,000,000	2,087,613
California Statewide Communities Development Authority,
Loma Linda University Medical Center Obligated Group, Revenue, Series 2014 A, 5.25%, 12/01/2044	2,585,000	2,586,137
Loma Linda University Medical Center Obligated Group, Revenue, Series 2014 A, 5.50%, 12/01/2054	5,575,000	5,577,270
Loma Linda University Medical Center Obligated Group, Revenue, Series 2016 A, 5.25%, 12/01/2056 (a)	5,000,000	5,027,698
California Statewide Financing Authority,
TSR Multi-County Special Purpose Trust, Revenue, Series 2002 A, 6.00%, 05/01/2043	200,000	204,556
City of Long Beach,
Marina System, Revenue, Series 2015, 5.00%, 05/15/2025	250,000	250,838
City of Los Angeles Department of Airports,
Revenue, AMT, Series 2016A, 5.00%, 05/15/2026	10,000	10,243
Kaweah Delta Health Care District Guild,
Revenue, Series 2015 B, 3.25%, 06/01/2029	300,000	280,330
Revenue, Series 2015 B, 3.75%, 06/01/2035	390,000	350,478
Palomar Health,
Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 11/01/2031	45,000	42,270
Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 11/01/2036	500,000	457,180
PALOMAR HEALTH CALIF, Revenue, Refunding, Series 2016, 5.00%, 11/01/2028	445,000	433,508
		31,550,918
Colorado 1.7%
Aerotropolis Regional Transportation Authority,
Revenue, Series 2024, 5.75%, 12/01/2054 (a)	5,000,000	5,073,784
Colorado Educational & Cultural Facilities Authority,
Vega Collegiate Academy, Revenue, Series 2021 A, 5.00%, 02/01/2034 (a)	600,000	606,130
Colorado Health Facilities Authority,
BSLC Obligated Group, Revenue, Refunding, Series 2018 A-1, 5.00%, 03/15/2025	325,000	325,012
Elbert County Independence Water & Sanitation District,
Revenue, Refunding, Series 2024, 5.13%, 12/01/2033	1,009,000	984,702
Pueblo Urban Renewal Authority,
City of Pueblo Sales Tax, Revenue, Series 2017, 5.00%, 06/01/2036	100,000	98,376
Town of Del Norte,
Valley Citizens' Foundation for Health Care, Inc., Revenue, Refunding, Series 2024, 4.88%, 12/01/2034	795,000	781,178
		7,869,182
Connecticut 0.4%
Connecticut State Health & Educational Facilities Authority,
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2027 (a)	100,000	101,379
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2028 (a)	100,000	101,655
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2029 (a)	100,000	101,968
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2030 (a)	100,000	101,886
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2032 (a)	150,000	152,259
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2034 (a)	125,000	126,369
University of Hartford (The), Revenue, Refunding, Series N, 5.00%, 07/01/2033	605,000	599,727

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Connecticut
University of Hartford (The), Revenue, Refunding, Series N, 5.00%, 07/01/2034	450,000	443,413
		1,728,656
District of Columbia 0.2%
District of Columbia,
Obligated Group, Revenue, Series 2024A, 5.63%, 06/01/2044	1,000,000	1,031,828

Florida 16.8%
Alachua County Health Facilities Authority,
Shands Teaching Hospital & Clinics Obligated Group, Revenue, Series A, 5.00%, 12/01/2044	25,000	25,006
Antillia Community Development District,
Special Assessment, Series 2024, 5.00%, 05/01/2031	250,000	251,523
Beach Road Golf Estates Community Development District,
Beach Road Golf Estates Cmnty Development District Series 2015 Special Assmnt, Special Assessment, Series 2015, 5.00%, 11/01/2036	125,000	125,359
Capital Trust Agency, Inc.,
Marie Selby Botanical Gardens, Inc. (The), Revenue, Series 2021, 4.00%, 06/15/2031 (a)	500,000	478,559
Sarasota-Manatee Jewish Housing Council Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 07/01/2027 (a)	625,000	607,830
Capital Trust Authority,
Revenue, AMT, Series 2024 A, 6.88%, 12/01/2044 (a)	3,500,000	3,562,383
Century Park South Community Development District,
Special Assessment, Series 2020, 3.00%, 05/01/2025	50,000	49,773
County of Palm Beach,
Provident Group-PBAU Properties LLC, Revenue, Series 2019 A, 5.00%, 04/01/2029 (a)	810,000	814,449
Crossings Community Development District,
Area 2, Special Assessment, Series 2024, 4.75%, 05/01/2031	300,000	299,389
Crosswinds East Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 4.50%, 05/01/2031	240,000	238,611
East Nassau Stewardship District,
East Nassau Stewardship District Series 2024 Special Assessment, Special Assessment, 5.25%, 05/01/2029	5,500,000	5,476,415
Wildlight Village Phase 3, Special Assessment, Series 2024, 4.70%, 05/01/2031	840,000	837,792
Epperson North Community Development District,
Assessment Area 1, Special Assessment, Series 2018 A-1, 5.75%, 11/01/2049 (a)	995,000	1,020,430
Florida Development Finance Corp.,
AAF Operations Holdings LLC, Revenue, AMT, Refunding, Series 2024, 12.00%, 07/15/2028 (a)(c)(d)	18,915,000	20,269,475
AAF Operations Holdings LLC, Revenue, AMT, Series 2024 A, 10.00%, 07/15/2028 (a)(c)(d)	5,750,000	5,956,208
Assistance Unlimited, Inc., Revenue, Refunding, Series 2022, 5.00%, 08/15/2032 (a)	410,000	404,914
Brightline Florida Holdings LLC, Revenue, AMT, Series 2024 A, 8.25%, 02/14/2025 (a)(c)(d)	24,500,000	25,442,736
Brightline Trains Florida LLC, Revenue, AMT, Refunding, Series 2024, 5.00%, 07/01/2036	5,250,000	5,323,184
Southwest Charter Foundation Bonita Springs & Collier Charter Obligated Group, Revenue, Series A, 6.00%, 06/15/2037 (a)	1,075,000	1,089,534
Waste Pro USA, Inc., Revenue, AMT, Series 2019, 5.00%, 05/01/2029 (a)	140,000	142,264
Florida Municipal Loan Council,
Shingle Creek Transit & Utility Community Development District, Special Assessment, AMT, Series 2024, 4.50%, 05/01/2031	275,000	275,474
Greenbriar Community Development District,
Assessment Area No. 1, Special Assessment, Series 2025, 4.80%, 05/01/2032	500,000	501,697

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
LTC Ranch West Residential Community Development District,
Assessment Area 4, Special Assessment, Refunding, Series 2024 AA-4, 4.75%, 05/01/2031	345,000	344,094
Marion Ranch Community Development District,
Special Assessment, Series 2024, 5.10%, 05/01/2031	250,000	251,464
Miami-Dade County Industrial Development Authority,
Miami Community Charter School, Revenue, Refunding, Series 2020 A, 4.25%, 06/01/2030 (a)	570,000	547,836
Osceola Chain Lakes Community Development District,
Assessments, Special Assessment, Series 2020, 3.50%, 05/01/2030	350,000	330,433
Palm Beach County Health Facilities Authority,
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2015 C, 5.00%, 05/15/2028	20,000	20,032
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2004 B, 4.00%, 11/15/2034	15,000	14,726
Peace Crossing Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.00%, 05/01/2031	875,000	867,570
Pine Island Community Development District,
Special Assessment, Series 2004, 5.75%, 05/01/2035	670,000	673,035
Silverlake Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 4.50%, 05/01/2031	400,000	391,327
Southern Groves Community Development District No. 5,
Assessment Area, Special Assessment, Refunding, Series 2019, 3.25%, 05/01/2029	290,000	277,910
Terreno Community Development District,
Terreno Community Development District Series 2025 Assessment Area, Special Assessment, Series 2025, 4.55%, 05/01/2032	375,000	376,968
Verandah East Community Development District,
Verandah East Community Development District Series 2016 Special Assessment, Special Assessment, Refunding, Series 2016, 3.75%, 05/01/2026	15,000	14,883
Villages of Westport Community Development District,
Assessments, Special Assessment, Series 2005 A, 5.70%, 05/01/2035	35,000	35,157
Yarborough Lane Community Development District,
Yarborough Lane Community Development District Series 2024 Special Assessment, Special Assessment, Series 2024, 4.75%, 05/01/2031	250,000	249,227
		77,587,667
Georgia 1.8%
Atlanta Development Authority (The),
City of Atlanta Westside Tax Allocation District Gulch Area, Tax Allocation, Series 2024 A-1, 5.00%, 04/01/2034 (a)	3,250,000	3,278,044
City of Atlanta Westside Tax Allocation District Gulch Area, Tax Allocation, Series 2024 A-2, 5.50%, 04/01/2039 (a)	2,850,000	2,919,989
City of Atlanta Westside Tax Allocation District Gulch Area, Revenue, Series 2024-1, Class A, 0.00%, 12/15/2048 (a)	1,000,000	858,848
Development Authority of Cobb County (The),
Kennesaw State University Real Estate Obligated Group 2015 ABC, Revenue, Junior Lien, Series 2014 C, 5.00%, 07/15/2029	235,000	235,085
Development Authority of The City of Marietta,
Life University, Inc., Revenue, Refunding, Series 2017 A, 5.00%, 11/01/2027 (a)	400,000	402,266

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Georgia
Main Street Natural Gas, Inc.,
Revenue, Series 2022 C, 4.00%, 11/01/2027 (a)(c)(d)	500,000	496,031
		8,190,263
Idaho 0.5%
Spring Valley Community Infrastructure District No. 1,
Assessment Area 2, Special Assessment, Series 2024, 6.25%, 09/01/2053 (a)	2,000,000	2,093,673

Illinois 5.5%
Chicago Board of Education,
GO, Series 2015 C, 5.25%, 12/01/2039	120,000	119,521
Chicago O'Hare International Airport,
TrIPs Obligated Group, Revenue, AMT, Series 2018, 5.00%, 07/01/2048	11,005,000	11,035,095
City of Calumet City,
GO, Series 2023 B, 4.50%, 03/01/2037	600,000	558,482
City of Harvey,
GO, Refunding, Series 2023 A, 4.00%, 01/01/2028	265,000	253,309
County of Cook,
Deerfield SLF LP, Revenue, Series 2024, 6.50%, 01/01/2045	2,000,000	2,060,958
Illinois Finance Authority,
Acero Charter Schools, Inc. Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 10/01/2028 (a)	580,000	577,683
Benedictine University, Revenue, Refunding, Series 2017, 5.00%, 10/01/2030	1,000,000	946,657
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2015 A, 4.00%, 05/15/2035	55,000	53,730
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2015 A, 5.00%, 05/15/2035	250,000	250,260
Plymouth Place Obligated Group, Revenue, Series 2022 A, 6.50%, 05/15/2047	1,000,000	1,070,469
Plymouth Place Obligated Group, Revenue, Series 2022 A, 6.63%, 05/15/2052	285,000	305,065
Plymouth Place Obligated Group, Revenue, Series 2022 A, 6.75%, 05/15/2058	850,000	909,785
Washington and Jane Smith Community - Orland Park, Revenue, Refunding, Series 2022, 4.00%, 10/15/2026	465,000	457,163
Marshall Putnam & Bureau Counties,
Community Unit School District No. 5 Henry, Map new entry, Refunding, Series 2024, 4.75%, 12/01/2030	2,220,000	2,220,228
Village of Bridgeview,
GO, Refunding, Series 2015 A, 5.63%, 12/01/2041	2,175,000	2,176,528
Village of Lincolnwood Il,
North Lincoln Redevelopment Project Area, Tax Allocation, Series 2025 B, 5.75%, 12/01/2043 (a)	500,000	505,451
Village of Rantoul,
Evans Road Redevelopment Area, Tax Allocation, Refunding, Series 2024, 5.25%, 12/01/2033 (a)	400,000	401,923
Western Illinois Economic Development Authority,
Memorial Hospital Association, Revenue, Refunding, Series 2016, 3.13%, 06/01/2027	200,000	193,176
Memorial Hospital Association, Revenue, Refunding, Series 2016, 4.00%, 06/01/2033	620,000	579,567
		24,675,050
Indiana 0.5%
Indiana Finance Authority,
Earlham College, Inc., Revenue, Refunding, Series 2013A, 5.00%, 10/01/2032	1,000,000	991,883
Retirement Living, Inc., Revenue, Refunding, Series 2015 A, 5.00%, 03/01/2039	125,000	124,650
Rock Creek Community Academy, Inc., Revenue, Series 2018 A, 5.25%, 07/01/2028 (a)	700,000	702,055
Rock Creek Community Academy, Inc., Revenue, Series 2018 A, 5.88%, 07/01/2038 (a)	540,000	546,520
		2,365,108

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Iowa 0.2%
Crawford County Memorial Hospital, Inc.,
Revenue, Series 2024, 5.00%, 06/15/2027	1,000,000	1,012,579

Kansas 1.2%
Wyandotte County-Kansas City Unified Government,
Sales Tax, Tax Allocation, Refunding, Series 2022, 5.75%, 09/01/2039 (a)	5,000,000	5,192,473

Kentucky 2.7%
City of Campbellsville,
Campbellsville University, Inc., Revenue, Refunding, Series 2013 A, 5.00%, 03/01/2030	25,000	25,005
City of Hopkinsville,
Ascend Elements, Inc., Revenue, AMT, Series 2024, 6.00%, 12/01/2031 (c)(d)	10,000,000	10,004,734
Kentucky Association of Counties Finance Corp.,
Revenue, Series 2019 E, 5.00%, 02/01/2025	20,000	20,000
Louisville/Jefferson County Metropolitan Government,
Bellarmine University, Inc., Revenue, Refunding, Series 2017 A, 4.00%, 05/01/2029	200,000	188,988
Bellarmine University, Inc., Revenue, Refunding, Series 2015, 5.00%, 05/01/2031	2,000,000	1,949,357
Mercer County School District Finance Corp.,
Mercer County Board of Education, Revenue, Series 2019, 3.00%, 02/01/2025	10,000	10,000
		12,198,084
Louisiana 0.8%
Calcasieu Parish Memorial Hospital Service District,
Southwest Louisiana Healthcare System Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 12/01/2034	2,000,000	2,014,992
Louisiana Local Government Environmental Facilities & Community Development Authority,
Glen Retirement System Obligated Group, Revenue, Series 2019 A, 5.00%, 01/01/2026	390,000	384,317
Glen Retirement System Obligated Group, Revenue, Series 2019 A, 5.00%, 01/01/2027	410,000	397,901
Glen Retirement System Obligated Group, Revenue, Series 2019 A, 5.00%, 01/01/2028	430,000	410,765
Glen Retirement System Obligated Group, Revenue, Series 2019 A, 5.00%, 01/01/2029	450,000	423,100
Provident Group - ULM Properties LLC, Revenue, Series 2019 A, 5.00%, 07/01/2039 (a)	100,000	92,911
		3,723,986
Maryland 2.3%
City of Baltimore,
Baltimore Hotel Corp., Revenue, Refunding, Series 2017, 5.00%, 09/01/2033	1,105,000	1,114,428
County of Frederick,
Mount St Mary's University, Inc., Revenue, Refunding, Series 2017 A, 5.00%, 09/01/2032 (a)	740,000	742,482
County of Prince George's,
Westphalia Town Center Development District, Tax Allocation, Series 2018, 5.00%, 07/01/2030 (a)	1,200,000	1,222,663
Maryland Health & Higher Educational Facilities Authority,
Goucher College, Revenue, Refunding, Series 2017 A, 5.00%, 07/01/2037	1,600,000	1,611,597
Loyola University Maryland, Inc., Revenue, Refunding, Series 2014, 5.00%, 10/01/2045	1,550,000	1,550,181
University of Maryland Medical System Obligated Group, Revenue, Refunding, Series 2020 B-1, 5.00%, 07/01/2045 (c)(d)	1,775,000	1,775,263
Prince George's County Revenue Authority,
County of Prince George's MD Suitland-Naylor Road Development District, Tax Allocation, Series 2016, 5.00%, 07/01/2046 (a)	2,000,000	2,001,590
		10,018,204
Massachusetts 0.3%
Massachusetts Development Finance Agency,

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Massachusetts
Lawrence General Hospital Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 07/01/2028	675,000	665,331
Salem Community Corp. Obligated Group, Revenue, Refunding, Series 2022, 5.00%, 01/01/2030	465,000	471,442
Salem Community Corp. Obligated Group, Revenue, Refunding, Series 2022, 5.00%, 01/01/2031	485,000	491,434
		1,628,207
Michigan 0.7%
Flint Hospital Building Authority,
Hurley Medical Center, Revenue, Refunding, Series 2020, 5.00%, 07/01/2026	500,000	502,118
Kalamazoo Economic Development Corp.,
Friendship Village of Kalamazoo Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 08/15/2031 (a)	890,000	874,956
Michigan Finance Authority,
Albion College, Revenue, Refunding, Series 2022, 5.00%, 12/01/2027	85,000	71,914
Albion College, Revenue, Refunding, Series 2022, 5.00%, 12/01/2033	40,000	30,627
Albion College, Revenue, Refunding, Series 2022, 5.00%, 12/01/2036	1,000,000	740,424
Aquinas College, Revenue, Refunding, Series 2021, 4.00%, 05/01/2031	500,000	443,277
Detroit Public Lighting Authority Utility Users Tax, Revenue, Series 2014 B, 5.00%, 07/01/2026	25,000	25,036
Michigan Strategic Fund,
Friendship Village of Kalamazoo Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 08/15/2031 (a)	665,000	653,759
		3,342,111
Minnesota 1.2%
City of Landfall Village,
Pines of Richfield LLC (The), Revenue, Series 2024, 4.75%, 08/01/2029	205,000	205,136
Pines of Richfield LLC (The), Revenue, Series 2024, 4.80%, 08/01/2030	215,000	215,183
Pines of Richfield LLC (The), Revenue, Series 2024, 4.85%, 08/01/2031	225,000	225,113
Pines of Richfield LLC (The), Revenue, Series 2024, 4.90%, 08/01/2032	235,000	235,120
Pines of Richfield LLC (The), Revenue, Series 2024, 5.00%, 08/01/2033	250,000	250,128
City of Shakopee,
Benedictine Living Community of Shakopee LLC, Revenue, Series 2018, 5.85%, 11/01/2025 (a)(c)(d)	4,000,000	3,993,366
		5,124,046
Mississippi 0.3%
City of Jackson,
GO, Refunding, Series 2021, 5.00%, 03/01/2027	920,000	938,423
Mississippi Development Bank,
City of Jackson, Revenue, Refunding, Series 2013A, 3.00%, 03/01/2027	25,000	23,989
City of Jackson, Revenue, Refunding, Series 2013A, 3.00%, 03/01/2029	190,000	174,557
City of Jackson, Revenue, Refunding, Series 2013 A, 3.13%, 03/01/2030	65,000	58,084
		1,195,053
Missouri 0.3%
Grindstone Plaza Transportation Development District,
Revenue, Series 2006 A, 5.40%, 10/01/2026	205,000	205,011
Health & Educational Facilities Authority of the State of Missouri,
Mercy Health, Revenue, Series 2014 F, 5.00%, 11/15/2045	150,000	149,998
St Louis County Industrial Development Authority,
Friendship Village St Louis Obligated Group, Revenue, Series 2013 A, 5.50%, 09/01/2033	1,000,000	990,585
		1,345,594

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Nevada 1.2%
City of Las Vegas,
Special Improvement District No. 812, Special Assessment, Series 2015, 5.00%, 12/01/2031	530,000	535,090
City of Sparks,
Special Improvement District No. 1, Special Assessment, Series 2024, 5.00%, 06/01/2044	400,000	400,759
State of Nevada Department of Business & Industry,
DesertXpress Enterprises LLC, Revenue, AMT, Series 2020 A-4, 8.13%, 08/15/2025 (c)(d)	4,520,000	4,657,836
		5,593,685
New Hampshire 2.8%
New Hampshire Business Finance Authority,
Revenue, Series 2024, 5.38%, 12/01/2031 (a)	2,500,000	2,492,671
Revenue, Series 2024, 5.88%, 12/15/2032 (a)	2,526,000	2,475,246
Revenue, Series 2024, 0.00%, 12/01/2034 (a)(b)	6,000,000	3,226,499
Revenue, Series 2024, 5.25%, 12/01/2035 (a)	1,700,000	1,691,548
Revenue, Series 2024, 5.38%, 12/15/2035 (a)	1,900,000	1,906,096
Brazoria County Municipal Utility District No. 83, Revenue, Series 2024, 5.30%, 12/01/2032 (a)	272,000	272,834
Waller County Municipal Utility District No. 38, Revenue, Series 2024, 0.00%, 04/01/2032 (a)(b)	1,517,000	980,612
		13,045,506
New Jersey 0.1%
City of Atlantic City,
GO, Refunding, Series 2013, 5.00%, 12/01/2025	45,000	44,896
New Jersey Economic Development Authority,
United Airlines, Inc., Revenue, AMT, Refunding, Series 2012, 5.75%, 09/15/2027	100,000	100,149
United Airlines, Inc., Revenue, AMT, Series 1999, 5.25%, 09/15/2029	210,000	210,231
New Jersey Educational Facilities Authority,
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 3.25%, 07/01/2030	25,000	21,477
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 3.50%, 07/01/2031	10,000	8,544
		385,297
New York 8.4%
Allegany County Capital Resource Corp.,
Houghton College, Revenue, Refunding, Series 2022 A, 5.00%, 12/01/2026	170,000	168,643
Houghton College, Revenue, Refunding, Series 2022 A, 5.00%, 12/01/2032	1,385,000	1,344,033
Build NYC Resource Corp.,
Albert Einstein College of Medicine, Inc., Revenue, Series 2015, 5.50%, 09/01/2045 (a)	1,090,000	1,092,743
WHIN Music Community Charter School, Revenue, Series 2022A, 6.50%, 07/01/2052 (a)	1,500,000	1,526,309
City of Glens Falls,
Revenue, Series 2011, 5.00%, 06/15/2026	1,280,000	1,280,885
City of New York,
GO, Series 2021-3, 1.85%, 02/03/2025 (d)(e)	16,250,000	16,250,000
Dobbs Ferry Local Development Corp.,
Mercy University, Revenue, Series 2014, 5.00%, 07/01/2039	20,000	20,002
Metropolitan Transportation Authority,
Revenue, Series 2015B, 5.00%, 11/15/2040	8,815,000	8,824,508
Monroe County Industrial Development Corp.,
St. Ann's of Greater Rochester Obligated Group, Revenue, Refunding, Series 2019, 4.00%, 01/01/2030	910,000	869,626
MTA Hudson Rail Yards Trust Obligations,
Revenue, Series 2016 A, 5.00%, 11/15/2056	20,000	19,999
New York Liberty Development Corp.,
3 World Trade Center LLC, Revenue, Refunding, Series 2014, Class 3, 7.25%, 11/15/2044 (a)	500,000	500,623
New York Transportation Development Corp.,

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
New York
Laguardia Gateway Partners LLC, Revenue, AMT, Series 2016 A, 5.00%, 07/01/2041	1,000,000	1,000,000
Laguardia Gateway Partners LLC, Revenue, AMT, Series 2016 A, 5.00%, 07/01/2046	1,305,000	1,302,857
Laguardia Gateway Partners LLC, AGMC Insured, Revenue, AMT, Series 2016 A, 5.25%, 01/01/2050	765,000	764,840
Laguardia Gateway Partners LLC, Revenue, AMT, Series 2016 A, 5.25%, 01/01/2050	50,000	50,495
Oneida County Local Development Corp.,
Utica University, Revenue, Refunding, Series 2019, 5.00%, 07/01/2025	80,000	80,242
Oneida Indian Nation of New York,
Revenue, Series 2024 B, 6.00%, 09/01/2043 (a)	145,000	157,912
Onondaga Civic Development Corp.,
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 08/01/2029	315,000	311,961
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 08/01/2030	520,000	511,820
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 08/01/2031	200,000	195,940
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 08/01/2032	250,000	244,486
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 08/01/2033	275,000	268,622
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 08/01/2034	700,000	681,743
Sewanhaka Central High School District of Elmont,
GO, Series 2016, 2.00%, 07/15/2025	50,000	49,664
Suffolk Regional Off-Track Betting Co.,
Revenue, Series 2024, 6.00%, 12/01/2053	675,000	698,105
		38,216,058
North Dakota 0.4%
City of Horace,
GO, Special Assessment, Refunding, Series 2024 B, 4.85%, 08/01/2026	1,000,000	1,001,041
GO, Special Assessment, Refunding, Series 2020 B, 3.00%, 05/01/2030	100,000	91,027
County of Ward,
Trinity Health Obligated Group, Revenue, Series 2017 C, 5.00%, 06/01/2034	1,000,000	1,024,020
		2,116,088
Ohio 2.6%
County of Cuyahoga,
COP, Refunding, Series 2014, 5.00%, 12/01/2029	20,000	20,005
County of Fairfield,
Fairfield Medical Center Obligated Group, Revenue, Refunding, Series 2013, 5.13%, 06/15/2033	5,000,000	4,918,992
County of Hardin,
Ohio Northern University, Revenue, Refunding, Series 2020, 4.00%, 05/01/2026	75,000	73,738
County of Lucas,
Promedica Healthcare Obligated Group, Revenue, Refunding, Series 2018 A, 5.25%, 11/15/2048	1,200,000	1,207,850
County of Washington,
Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2022, 6.75%, 12/01/2052	1,080,000	1,180,257
Ohio Air Quality Development Authority,
Ohio Valley Electric Corp., Revenue, Series 2009 C, 1.50%, 11/04/2025 (c)(d)	1,000,000	974,240
State of Ohio,
University Hospitals Health System, Inc. Obligated Group, Revenue, Refunding, Series 2014 B, 2.45%, 02/07/2025 (d)(e)	3,140,000	3,140,000
		11,515,082
Oklahoma 0.4%
Oklahoma County Finance Authority,
Aerospace Science and Technology Education Center, Inc., Revenue, Series 2024, 5.25%, 06/15/2034 (a)	775,000	791,222

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Oklahoma
Tulsa Airports Improvement Trust,
American Airlines, Inc., Revenue, AMT, Refunding, Series 2001 B, 5.50%, 12/01/2035	700,000	701,291
		1,492,513
Oregon 1.6%
Port of Morrow,
GO, Series 2024 A, 5.15%, 10/01/2026 (a)	3,905,000	3,912,017
University of Oregon,
Revenue, Series 2015 A, 5.00%, 04/01/2045	3,020,000	3,024,054
		6,936,071
Pennsylvania 5.6%
Allegheny County Higher Education Building Authority,
Robert Morris University, Revenue, Refunding, Series 2016, 5.00%, 10/15/2034	600,000	589,245
Bucks County Industrial Development Authority,
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2027	200,000	205,290
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2029	275,000	287,118
Butler County Hospital Authority,
Butler Health System Obligated Group, Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2026	20,000	20,015
Butler Health System Obligated Group, Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2028	20,000	20,013
Butler Health System Obligated Group, Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2035	4,370,000	4,281,831
Central Dauphin School District,
GO, Series 2016, 5.00%, 02/01/2025	5,000	5,000
City of Erie Higher Education Building Authority,
Mercyhurst University, Revenue, Series 2016, 5.00%, 09/15/2026 (a)	230,000	229,562
Crawford County Hospital Authority,
Meadville Medical Center Obligated Group, Revenue, Refunding, Series 2016 A, 6.00%, 06/01/2046	3,175,000	3,204,823
DuBois Hospital Authority,
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 5.00%, 07/15/2029	5,000	5,147
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/15/2035	200,000	209,749
Fulton County Industrial Development Authority,
Fulton County Medical Center (The), Revenue, Refunding, Series 2016, 4.00%, 07/01/2028	2,810,000	2,712,499
Montgomery County Higher Education and Health Authority,
Holy Redeemer Health System Obligated Group, Revenue, Refunding, Series 2014 A, 5.00%, 10/01/2026	50,000	50,011
Pennsylvania Higher Educational Facilities Authority,
Bryn Mawr College, Revenue, Refunding, Series 2014, 5.00%, 12/01/2044	1,365,000	1,365,169
Pennsylvania Housing Finance Agency,
Revenue, Refunding, Series 2016-120, 2.10%, 04/01/2025	10,000	9,974
Revenue, Series 2023 143A, 5.38%, 10/01/2046	5,000,000	5,123,274
Philadelphia Authority for Industrial Development,
St Joseph's University, Revenue, Series 2017, 5.00%, 11/01/2047	2,915,000	2,926,489
Pocono Mountains Industrial Park Authority,
St. Luke's Hospital Obligated Group, Revenue, Series 2015 A, 5.00%, 08/15/2040	5,100,000	5,094,215
St. Mary Hospital Authority,
Trinity Health Corp. Obligated Group, Revenue, Series 2007 F, (3-month SOFR+ 0.83%), 4.04%, 11/15/2034 (c)	690,000	677,032
		27,016,456

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
South Carolina 0.3%
South Carolina Public Service Authority,
South Carolina Public Service Authority, Revenue, Series 2015 E, 5.25%, 12/01/2055	1,110,000	1,113,396

Tennessee 2.5%
Industrial Development Board of The City of Kingsport Tennessee (The),
Domtar Paper Co. LLC, Revenue, AMT, Series 2024, 5.25%, 11/15/2029 (a)(c)(d)	11,620,000	11,695,354
Shelby County Health Educational & Housing Facilities Board,
Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2013A, 5.00%, 09/01/2033 (a)	35,000	32,370
		11,727,724
Texas 2.8%
Abilene Convention Center Hotel Development Corp.,
City of Abilene Abilene Convention Center, Revenue, Second Lien, Series 2021 B, 3.75%, 10/01/2031 (a)	500,000	457,213
Arlington Higher Education Finance Corp.,
Newman International Academy, Revenue, Series 2021 A, 4.00%, 08/15/2031	350,000	330,487
Austin Convention Enterprises, Inc.,
Revenue, First Tier, Refunding, Series 2017 A, 5.00%, 01/01/2026	150,000	150,622
Canadian River Municipal Water Authority,
Revenue, Sub. Lien, Series 2021, 1.75%, 02/15/2025	280,000	279,888
City of Buda,
Persimmon Public Improvement District Major Improvement Area, Special Assessment, Series 2025, 5.75%, 09/01/2033 (a)(f)	1,000,000	1,002,668
City of Dorchester,
Cottonwood Public Improvement District Major Improvement Area No. 1, Special Assessment, Series 2024, 5.25%, 09/15/2031 (a)	350,000	346,183
City of Huntsville,
Reserves of Huntsville Public Improvement District (The), Special Assessment, Series 2024, 4.50%, 09/15/2031 (a)	355,000	357,738
Clifton Higher Education Finance Corp.,
Valor Texas Education Foundation, Revenue, Series 2024 A, 5.00%, 06/15/2034 (a)	325,000	321,141
County of Denton,
Tabor Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Junior Lien, Series 2024 B, 5.13%, 12/31/2031 (a)	500,000	499,529
Tabor Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Junior Lien, Series 2024 B, 5.75%, 12/31/2044 (a)	1,270,000	1,257,728
Tabor Ranch Public Improvement District Major Impt Area, Special Assessment, Series 2024, 5.25%, 12/31/2031 (a)	1,000,000	999,347
County of Medina,
Talley Ho Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 4.88%, 09/01/2034 (a)	1,453,000	1,422,215
Edinburg Economic Development Corp.,
Revenue, Series 2019, 4.00%, 08/15/2029 (a)	585,000	563,923
Hidalgo County Regional Mobility Authority,
Revenue, Junior Lien, Refunding, Series B, 4.00%, 12/01/2038	100,000	93,269
New Hope Cultural Education Facilities Finance Corp.,
CHF-Collegiate Housing College Station I LLC, Revenue, AGMC Insured, Series 2014 A, 5.00%, 04/01/2046	1,000,000	999,994
Jubilee Academic Center, Inc., Revenue, Refunding, Series 2021, 4.00%, 08/15/2025 (a)	440,000	439,556
Outlook at Windhaven Forefront Living Obligated Group, Revenue, Series 2022 A, 6.50%, 10/01/2033	1,500,000	1,568,849
Sanctuary LTC LLC, Revenue, Series 2021 A-1, 5.00%, 01/01/2032	750,000	760,722

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas
Reagan Hospital District of Reagan County,
GO, Series A, 5.00%, 02/01/2029	1,110,000	1,108,144
		12,959,216
Utah 2.5%
Downtown East Streetcar Sewer Public Infrastructure District,
GO, Senior Lien, Series 2022A, 5.75%, 03/01/2042 (a)	2,000,000	1,988,267
Fields Estates Public Infrastructure District,
Assessment Area, Special Assessment, Series 2024 A-2, 5.25%, 12/01/2053 (a)	1,500,000	1,474,214
Firefly Public Infrastructure District No. 1,
Assessment Area 1, Special Assessment, Series 2024 A-2, 5.63%, 12/01/2043 (a)	1,000,000	1,014,170
Mida Mountain Village Public Infrastructure District,
Military Installation Development Auth Military Recreation Fac Project Area, Tax Allocation, Series 2024-2, 6.00%, 06/15/2054 (a)	4,500,000	4,665,334
Utah Charter School Finance Authority,
Freedom Academy Foundation, Revenue, Refunding, Series 2017, 4.50%, 06/15/2027 (a)	1,510,000	1,494,527
Wood Ranch Public Infrastructure District,
Assessment Area 1, Special Assessment, Series 2024, 5.63%, 12/01/2053 (a)	1,300,000	1,315,728
		11,952,240
Vermont 0.0%(g)
East Central Vermont Telecommunications District,
Revenue, Refunding, Series 2017 A, 5.75%, 12/01/2031 (a)	10,000	10,006

Virgin Islands 0.6%
Virgin Islands Public Finance Authority,
United States Virgin Islands, Revenue, Refunding, Series 2014 C, 5.00%, 10/01/2030 (a)	1,500,000	1,499,912
United States Virgin Islands, Revenue, Refunding, Series 2012 A, 5.00%, 10/01/2032	100,000	98,093
United States Virgin Islands Frenchman's Reef Hotel Room Occupancy Tax, Revenue, Series 2024 A, 6.00%, 04/01/2053 (a)	1,000,000	1,041,866
		2,639,871
Washington 0.6%
Washington State Housing Finance Commission,
German Retirement Home of the State of Washington Obligated Group, Revenue, Series 2024 B-1, 4.50%, 07/01/2030 (a)	1,000,000	1,000,130
Horizon House Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 01/01/2027 (a)	1,560,000	1,568,325
Spokane International Academy, Revenue, Series 2021 A, 4.00%, 07/01/2028 (a)	305,000	295,146
Spokane International Academy, Revenue, Series 2021 A, 4.00%, 07/01/2029 (a)	320,000	307,199
		3,170,800
West Virginia 0.1%
City of Huntington,
Downtown Development/Redevelopment District No. 1, Tax Allocation, Refunding, Series 2024 A, 5.50%, 06/01/2049	450,000	450,661
West Virginia Hospital Finance Authority,
Vandalia Health, Inc. Obligated Group, Revenue, Refunding, Series 2014 A, 5.00%, 09/01/2025	25,000	25,027
Vandalia Health, Inc. Obligated Group, Revenue, Refunding, Series 2014 A, 5.00%, 09/01/2027	120,000	120,133
		595,821
Wisconsin 12.0%
Public Finance Authority,
Ameream LLC, Revenue, Series 2017, 6.50%, 12/01/2037 (a)	2,500,000	2,536,335
Bancroft Neurohealth Obligated Group, Revenue, Series 2016 A, 5.00%, 06/01/2026 (a)	1,005,000	1,013,146
Cincinnati Classical Academy, Revenue, Series 2024 A, 5.25%, 06/15/2035 (a)	1,075,000	1,074,988

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Wisconsin
Denton County Municipal Utility District No. 16, Revenue, Series 2024, 5.75%, 12/15/2033 (a)	5,000,000	4,913,689
Dominium Holdings I LLC, Revenue, Series 2024-1, Class B-1, 6.81%, 04/28/2036 (a)	900,000	918,317
Dreamhouse 'Ewa Beach Public Charter School, Revenue, Series 2022A, 5.75%, 06/01/2025 (a)	1,175,000	1,174,942
Guilford Charter School Corp., Revenue, Series 2022 A, 4.38%, 04/01/2032 (a)	620,000	593,967
Guilford College, Revenue, Refunding, Series 2016, 5.00%, 01/01/2026	685,000	683,626
Guilford College, Revenue, Refunding, Series 2016, 4.25%, 01/01/2028	30,000	29,627
Harris County Municipal Utility District No. 544, Revenue, Series 2024, 5.88%, 11/15/2029 (a)	1,000,000	998,583
Inperium, Inc. Obligated Group, Revenue, Series 2024, 5.00%, 12/01/2034 (a)	3,500,000	3,522,838
Mary's Woods at Marylhurst Obligated Group, Revenue, Refunding, Series 2017 A, 5.00%, 05/15/2029 (a)	85,000	85,832
Million Air Three Obligated Group, Revenue, AMT, Refunding, Series 2024 A, 5.50%, 09/01/2030 (a)	3,550,000	3,666,452
Million Air Three Obligated Group, Revenue, AMT, Refunding, Series 2024 A, 5.75%, 09/01/2035 (a)	3,500,000	3,654,812
Montgomery County Municipal Utility District Nos. 123 & 153, Revenue, Series 2024, 0.00%, 12/15/2034 (a)(b)	1,072,000	595,636
QCF Behavioral Hospitals I Obligated Group, Revenue, Series 2024 A, 7.50%, 07/01/2059 (a)	3,000,000	3,375,745
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 A, 7.00%, 06/17/2029 (a)	503,303	510,581
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 C, 7.00%, 08/26/2029 (a)	878,882	870,478
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 D, 7.00%, 09/23/2029 (a)	592,372	592,188
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 E, 7.00%, 11/18/2029 (a)	908,307	902,813
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2025 A, 7.00%, 12/16/2029	133,955	134,249
Sarpy County Sanitary & Improvement District No. 376, Special Assessment, Series 2024 A, 7.00%, 09/17/2029 (a)	462,737	455,631
Sarpy County Sanitary & Improvement District No. 376, Special Assessment, Series 2025 A, 7.00%, 12/17/2029	370,449	371,262
Washoe Barton Medical Clinic, Revenue, Refunding, Series 2021 A, 4.00%, 12/01/2051 (a)	250,000	208,626
Wittenberg University, Revenue, Series 2016, 5.00%, 12/01/2031 (a)	7,330,000	6,788,516
Wisconsin Health & Educational Facilities Authority,
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2024, 5.00%, 07/01/2035	2,630,000	2,645,059
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2024, 5.63%, 07/01/2045	3,495,000	3,527,591
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2024, 5.88%, 07/01/2055	1,500,000	1,519,263
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2024, 6.00%, 07/01/2060	7,320,000	7,453,262
Wisconsin Masonic Home Obligated Group, Revenue, Series 2024 A, 5.75%, 08/15/2059	500,000	531,034
		55,349,088
TOTAL MUNICIPAL BONDS (Cost $431,602,219)		432,707,603

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
January 31, 2025 (unaudited)

Investments	Shares	Value ($)
SHORT-TERM INVESTMENTS - 3.6%

INVESTMENT COMPANIES - 3.6%
JP Morgan U.S. Government Money Market Fund, Capital Shares 4.39% (h)
(Cost $16,718,892)	16,718,892	16,718,892

Total Investments - 97.9% (Cost $448,321,111)		449,426,495
Other assets less liabilities - 2.1%		9,868,293
Net Assets - 100.0%		459,294,788

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at January 31, 2025 amounted to $232,003,878, which represents approximately 50.51% of net assets of the Fund.
(b)	Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of January 31, 2025.
(d)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on January 31, 2025.
(e)	Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
(f)	When-issued security.
(g)	Represents less than 0.05% of net assets.
(h)	Represents 7-day effective yield as of January 31, 2025.

Abbreviations
AGMC	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
GO	General Obligation
SOFR	Secured Overnight Financing Rate

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
January 31, 2025 (unaudited)

	Percent of Net
Industry Diversification for Portfolio Holdings	Assets
Public Transportation	14.3
Hospital	12.9
Economic/Industrial Development	12.5
Continuing Care Retirement Community	8.5
Higher Education	7.1
Charter School	6.3
General Obligation	5.5
Special Assessment Financing	5.0
Tax Increment Financing	4.5
General Revenue Tax-Guaranteed	4.0
Airport	2.3
Miscellaneous Tax	1.8
Community Development District	1.4
State Single-Family Housing	1.1
Not-For-Profit Human Service Provider	1.0
Loan Pool	0.7
Local Multi-Family Housing	0.6
Payments in Lieu of Taxes (PILOT)	0.6
Secondary Education	0.5
Student Housing	0.5
Hotel Occupancy Tax	0.5
General Obligation District (Other)	0.4
Appropriation	0.3
Water & Sewer	0.3
Public Power System	0.2
General Obligation Hospital/Health District	0.2
Assisted Living	0.2
Municipal Utility (Mixed)	0.2
Sales & Excise Tax	0.2
Nursing Home	0.2
Indian Tribal Bond	0.2
Gas Forward Contract	0.1
Not-For-Profit Cultural Organization	0.1
Port/Marina	0.1
Tobacco Master Settlement Agreement	-	*
School District	-	*
Toll Highway/Bridge/Tunnel	-	*
Community College District	-	*
Telecom	-	*
Short-Term Investments	3.6
Total Investments	97.9

 *   Represents less than 0.05% of net assets.

See Notes to Schedule of Investments.	(Continued)

FIRST EAGLE FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (unaudited)

Note 1 — Significant Accounting Policies

First Eagle Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2025, the Trust consists of eleven separate portfolios, the First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Fund (formerly named First Eagle U.S. Value Fund), First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle Rising Dividend Fund, First Eagle Small Cap Opportunity Fund, First Eagle U.S. Smid Cap Opportunity Fund, First Eagle Global Real Assets Fund, First Eagle High Yield Municipal Fund and First Eagle Short Duration High Yield Municipal Fund (each individually a “Fund” or collectively the “Funds”). All the Funds are diversified mutual funds except for First Eagle Gold Fund and First Eagle Rising Dividend Fund, which are non-diversified. The Trust is a Delaware statutory trust. The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. The First Eagle U.S. Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity and debt securities. The First Eagle Gold Fund seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. The First Eagle Global Income Builder Fund seeks current income generation and long- term growth of capital. The First Eagle Rising Dividend Fund seeks capital appreciation and current income. The First Eagle Small Cap Opportunity Fund seeks long-term growth of capital. The First Eagle U.S. Smid Cap Opportunity Fund seeks long-term growth of capital. The First Eagle Global Real Assets Fund seeks long-term growth of capital. The First Eagle High Yield Municipal Fund seeks to provide high current income exempt from regular federal income taxes; capital appreciation is a secondary objective when consistent with the Fund’s primary objective. The First Eagle Short Duration High Yield Municipal Fund seeks to provide high current income exempt from regular federal income taxes; capital appreciation is a secondary objective when consistent with the Fund’s primary objective. The First Eagle Short Duration High Yield Municipal Fund incepted on January 2, 2024.

The Funds generally offer up to four share classes, Class A shares, Class C shares, Class I shares and Class R6 shares, except for the First Eagle U.S. Smid Cap Opportunity Fund and First Eagle Global Real Assets Fund, which offer Class A shares, Class I shares and Class R6 shares only. On March 1, 2025, Class C Shares were newly registered for the First Eagle Small Cap Opportunity Fund and First Eagle Short Duration High Yield Municipal Fund. On December 1, 2023, Class R3 Shares, Class R4 Shares, Class R5 Shares of the Funds were closed to new investors. On February 28, 2024, all remaining Class R3 shares, Class R4 shares, and Class R5 shares of the Funds converted into Class R6 shares. As a result, Class R3 shares, Class R4 shares, and Class R5 shares were terminated.

First Eagle Investment Management, LLC (the “Adviser”), a subsidiary of First Eagle Holdings, Inc. (“First Eagle Holdings”), manages the Funds. A controlling interest in First Eagle Holdings is owned by BCP CC Holdings L.P., a Delaware limited partnership (“BCP CC Holdings”). BCP CC Holdings GP L.L.C., a Delaware limited liability company (“BCP CC Holdings GP”), is the general partner of BCP CC Holdings and has two managing members, Blackstone Capital Partners VI L.P. (“BCP VI”) and Corsair IV Financial Services Capital Partners L.P. (“Corsair IV”). BCP VI and Corsair IV are indirectly controlled by Blackstone Inc. (“Blackstone”) and Corsair Capital LLC (“Corsair”), respectively. Investment vehicles indirectly controlled by Blackstone and Corsair and certain co-investors own a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings.

The following is a summary of significant accounting policies that are adhered to by the Funds. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”).

a)	Investments in Subsidiaries — The First Eagle Global Fund (the “Global Fund”), First Eagle Overseas Fund (the “Overseas Fund”), First Eagle U.S. Fund (the “U.S. Fund”), First Eagle Gold Fund (the “Gold Fund”), First Eagle Global Income Builder Fund (the “Global Income Builder Fund”) and First Eagle Global Real Assets Fund (the “Global Real Assets Fund”) may invest in certain precious metals through their investment in the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Cayman Fund, Ltd., (formerly named First Eagle U.S. Value Cayman Fund, Ltd.), First Eagle Gold Cayman Fund, Ltd., First Eagle Global Income Builder Cayman Fund, Ltd, and First Eagle Global Real Assets Cayman Fund, Ltd., respectively, each a wholly owned subsidiary (each referred to herein as a “Subsidiary” or collectively “the Subsidiaries”). Each Fund may invest up to 25% of its total assets in shares of its respective Subsidiary. Each Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of its respective Fund. Substantially all of each Subsidiary’s assets represent physical gold bullion, and First Eagle Gold Cayman Fund, Ltd. also holds physical silver. Trading in bullion directly by the Funds presents the risk of tax consequences (e.g., a change in the Funds’ tax status subjecting the Funds to be taxed at the Fund level on all of their income if the Funds’ “non-qualifying income” exceeds 10% of the Funds’ gross income in any taxable year). Trading in bullion by the Subsidiaries generally does not present the same tax risks.

The First Eagle Global Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Global Fund and the First Eagle Global Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2025, the First Eagle Global Cayman Fund, Ltd. has $5,851,208,655 in net assets, representing 10.43% of the Global Fund’s net assets.

The First Eagle Overseas Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Overseas Fund and the First Eagle Overseas Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2025, the First Eagle Overseas Cayman Fund, Ltd. has $660,917,555 in net assets, representing 5.52% of the Overseas Fund’s net assets.

The First Eagle U.S. Cayman Fund, Ltd., established on January 24, 2012, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the U.S. Fund and the First Eagle U.S. Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2025, the First Eagle U.S. Cayman Fund, Ltd. has $179,531,870 in net assets, representing 12.65% of the U.S. Fund’s net assets.

The First Eagle Gold Cayman Fund, Ltd., established on May 28, 2010, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Gold Fund and the First Eagle Gold Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2025, the First Eagle Gold Cayman Fund, Ltd. has $455,520,930 in net assets, representing 16.62% of the Gold Fund’s net assets.

The First Eagle Global Income Builder Cayman Fund, Ltd., established on May 31, 2024, is an exempted company under the laws of the Cayman Islands. As of January 31, 2025, the First Eagle Global Income Builder Cayman Fund, Ltd. is not operational.

The First Eagle Global Real Assets Cayman Fund, Ltd., established on September 9, 2021, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Global Real Assets Fund and the First Eagle Global Real Assets Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2025, the First Eagle Global Real Assets Cayman Fund, Ltd. has $618,322 in net assets, representing 4.43% of the Global Real Assets Fund’s net assets.

b)	Investment Valuation — Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option or warrant), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is generally valued at the price of the official close (last quoted sales price if an official closing price is not available) as of the local market close on the primary exchange. If there are no round lot sales on such date, such security will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security is traded on the NASDAQ in which case it is valued at the NASDAQ Official Closing Price. Such prices are provided by approved pricing vendors or other independent pricing sources.

All bonds, whether listed on an exchange or traded in the over-counter-market for which market quotations are available are generally priced at the evaluated bid price provided by an approved pricing service as of the close of the NYSE (normally 4:00 p.m. Eastern Time), or dealers in the over-the-counter markets in the United States or abroad. Pricing services and broker-dealers use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. The Adviser’s Valuation Committee, at least annually, will review the pricing service’s inputs, methods, models and assumptions for its evaluated prices. Short-term debt maturing in 60 days or less is valued at evaluated bid prices.

Commodities (such as physical metals) are valued at a calculated evaluated mean price, as provided by an independent price source as of the close of the NYSE.

Forward foreign currency exchange contracts are valued at the current cost of covering or offsetting such contracts, by reference to forward currency rates at the time the NYSE closes, as provided by an independent pricing source.

The spot exchange rates, as provided by an independent price source as of the close of the NYSE, are used to convert foreign security prices into U.S. dollars.

Inverse Floaters are evaluated using a third party model that takes into account the evaluated price of the underlying bond, leverage factors, gain share and floating rate levels.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the official close on the primary exchange or market on which they are traded. In the absence of such a quotation, a security may be valued at the last quoted sales price on the most active exchange or market as determined by the independent pricing agent. The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios. When market prices are determined to be “stale” as a result of limited market activity for a particular holding or have been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Fund’s NAV is calculated, or in other circumstances when market quotations are not readily available within the meaning of applicable regulations, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures adopted by the Board of Trustees (“Board”) . The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values.

Additionally, trading of foreign equity securities on most foreign markets is completed before the close in trading in the U.S. markets. The Funds have implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. The fair value pricing utilizes factors provided by an independent pricing service. The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values, especially during periods of higher market price volatility. The Board and the Adviser believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds than relying solely on reported market values.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Other significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Funds as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, “securities”) held by the Funds are determined in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Board Valuation, Liquidity and Allocations Committee (the “Committee”) oversees the execution of the valuation and liquidity procedures for the Funds. In accordance with Rule 2a-5 under the 1940 Act, the Funds’ Board has designated the Adviser the “valuation designee” to perform the Fund’s fair value determinations. The Adviser’s fair valuation process is subject to Board oversight and certain reporting and other requirements.

The following is a summary of the Funds’ inputs used to value the Funds’ investments as of January 31, 2025. A reconciliation of Level 3 investments is presented when the fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments were not considered to be material to each Fund’s net assets at the beginning or end of the period.

First Eagle Global Fund

Description†	Level 1	Level 2	Level 3‡	Total
Assets:
Common Stocks	$29,348,326,312	$16,672,161,270 (a)	$–	$46,020,487,582
Corporate Bonds	–	–	5,207,318	5,207,318
Commodities*	–	6,704,051,774	–	6,704,051,774
Short-Term Investments	70,850,139	3,265,738,794	–	3,336,588,933
Forward Foreign Currency Exchange Contracts**	–	74,244,303	–	74,244,303
Total	$29,419,176,451	$26,716,196,141	$5,207,318	$56,140,579,910

Liabilities:
Forward Foreign Currency Exchange Contracts**	$–	$(2,737,217)	$–	$(2,737,217)
Total	$–	$(2,737,217)	$–	$(2,737,217)

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1 for additional details.
†	See Consolidated Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
*	Represents gold bullion.
**	Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

First Eagle Overseas Fund

Description†	Level 1	Level 2	Level 3‡	Total
Assets:
Common Stocks	$2,760,791,284	$7,860,527,304 (a)	$19,639,230	$10,640,957,818
Commodities*	–	1,175,926,917	–	1,175,926,917
Short-Term Investments	16,001,181	113,708,217	–	129,709,398
Forward Foreign Currency Exchange Contracts**	–	34,724,675	–	34,724,675
Total	$2,776,792,465	$9,184,887,113	$19,639,230	$11,981,318,808

Liabilities:
Forward Foreign Currency Exchange Contracts**	$–	$(1,356,658)	$–	$(1,356,658)
Total	$–	$(1,356,658)	$–	$(1,356,658)

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1 for additional details.
†	See Consolidated Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
*	Represents gold bullion.
**	Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

First Eagle U.S. Fund (formerly First Eagle U.S. Value Fund)

Description†	Level 1	Level 2	Level 3‡	Total
Assets:
Common Stocks	$1,049,412,943	$–	$–	$1,049,412,943
Convertible Preferred Stocks	5,202,000	–	–	5,202,000
Corporate Bonds	–	12,047,415	5,914,750	17,962,165
Commodities*	–	179,515,496	–	179,515,496
Master Limited Partnerships	22,373,184	–	–	22,373,184
Short-Term Investments	5,431,512	139,890,027	–	145,321,539
Total	$1,082,419,639	$331,452,938	$5,914,750	$1,419,787,327

†	See Consolidated Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
*	Represents gold bullion.

First Eagle Gold Fund

Description†	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks	$1,949,162,321	$258,810,658	(a)	$–	$2,207,972,979
Commodities *	–	455,476,796		–	455,476,796
Rights	2,837,144	–		–	2,837,144
Short-Term Investments	12,042,909	62,728,980		–	74,771,889
Total	$1,964,042,374	$777,016,434		$–	$2,741,058,808

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1 for additional details.
†	See Consolidated Schedule of Investments for additional detailed categorizations.
*	Represents gold and silver bullion.

First Eagle Global Income Builder Fund

Description†	Level 1	Level 2	Level 3‡	Total
Assets:
Common Stocks	$548,684,333	$540,187,154 (a)	$–	$1,088,871,487
Convertible Preferred Stocks	26,071,239	–	–	26,071,239
Corporate Bonds	–	195,704,991	10,881,112	206,586,103
Asset-Backed Securities	–	2,875,089	–	2,875,089
Commodities*	–	135,200,940	–	135,200,940
Foreign Government Securities	–	16,943,080	–	16,943,080
Loan Assignments	–	2,515,937	–	2,515,937
Master Limited Partnerships	19,987,873	–	–	19,987,873
Municipal Bonds	–	2,938,172	–	2,938,172
Preferred Stocks	31,531,701	–	–	31,531,701
U.S. Treasury Obligations	–	154,638,221	–	154,638,221
Short-Term Investments	3,461,173	18,222,022	–	21,683,195
Forward Foreign Currency Exchange Contracts**	–	1,729,777	–	1,729,777
Total	$629,736,319	$1,070,955,383	$10,881,112	$1,711,572,814

Liabilities:
Forward Foreign Currency Exchange Contracts**	$–	$(60,774)	$–	$(60,774)
Options Written	(916,564)	–	–	(916,564)
Total	$(916,564)	$(60,774)	$–	$(977,338)

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1 for additional details.
†	See Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
*	Represents gold bullion.
**	Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

First Eagle Rising Dividend Fund

Description†	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks	$353,273,416	$57,037,775	(a)	$–	$410,311,191
Master Limited Partnerships	11,238,587	–		–	11,238,587
Short-Term Investments	667,924	3,512,655		–	4,180,579
Total	$365,179,927	$60,550,430		$–	$425,730,357

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1 for additional details.
†	See Schedule of Investments for additional detailed categorizations.

First Eagle Small Cap Opportunity Fund

Description†	Level 1	Level 2	Level 3‡		Total
Assets:
Common Stocks	$1,820,797,108	$–	$–		$1,820,797,108
Rights	–	–	–	^	–
Short-Term Investments	68,354,674	–	–		68,354,674
Total	$1,889,151,782	$–	$–		$1,889,151,782

†	See Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
^	Fair value represents zero.

First Eagle U.S. Smid Cap Opportunity Fund

Description†	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$53,856,533	$–	$–	$53,856,533
Short-Term Investments	2,547,713	–	–	2,547,713
Total	$56,404,246	$–	$–	$56,404,246

†	See Schedule of Investments for additional detailed categorizations.

First Eagle Global Real Assets Fund

Description†	Level 1	Level 2		Level 3‡		Total
Assets:
Common Stocks	$9,237,056	$3,495,896	(a)	$–	^	$12,732,952
Commodities*	–	560,608		–		560,608
Exchange-Traded Funds	45,944	–		–		45,944
Master Limited Partnerships	568,912	–		–		568,912
Short-Term Investments	150,336	–		–		150,336
Total	$10,002,248	$4,056,504		$–		$14,058,752

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1 for additional details.
†	See Consolidated Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
*	Represents gold bullion.
^	Fair value represents zero.

First Eagle High Yield Municipal Fund

Description†	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$–	$5,974,192,076	$–	$5,974,192,076
Short-Term Investments	81,812,620	–	–	81,812,620
Total	$81,812,620	$5,974,192,076	$–	$6,056,004,696

†	See Schedule of Investments for additional detailed categorizations.

First Eagle Short Duration High Yield Municipal Fund

Description†	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$–	$432,707,603	$–	$432,707,603
Short-Term Investments	16,718,892	–	–	16,718,892
Total	$16,718,892	$432,707,603	$–	$449,426,495

†	See Schedule of Investments for additional detailed categorizations.

c)	Forward Foreign Currency Exchange Contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, each Fund may enter into forward foreign currency exchange contracts. The First Eagle Global Fund, First Eagle Overseas Fund and First Eagle Global Income Builder Fund enter into forward foreign currency exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Funds’ currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward foreign currency exchange contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of different countries that the Funds invest in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. Each Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

Funds investing in forward foreign currency exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s portfolio. For the nine months ended January 31, 2025, the average monthly outstanding currency purchased or sold in U.S. dollars for forward foreign currency exchange contracts held by the Funds were as follows:

	First Eagle Global Fund	First Eagle Overseas Fund	First Eagle Global Income Builder Fund
Forward Foreign Currency Exchange Contracts:
Average Settlement Value — Purchased	$445,989,421	$217,651,491	$10,856,694
Average Settlement Value — Sold	2,344,594,722	1,132,694,209	54,429,184

The Funds adopted provisions surrounding disclosures of derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

In order to better define its contractual rights and to secure rights that may help the Funds mitigate counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. With respect to certain counterparties, in accordance with the terms of the ISDA Master Agreement, the Funds may be required to post or receive collateral in the form of cash or debt securities issued by the U.S. Government or related agencies. Daily movement of cash collateral is subject to minimum threshold amounts. Cash collateral that has been pledged to cover obligations of a Fund, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Collateral received by the Funds is held in a segregated account at the Funds’ custodian bank. These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty.

Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Asset and Liabilities.

At January 31, 2025, the Funds had the following forward foreign currency exchange contracts grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$74,244,303	$2,737,217	$60,865,115	$19,843,545

First Eagle Overseas Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$34,724,675	$1,356,658	$32,831,769	$6,743,426

First Eagle Global Income Builder Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$1,729,777	$60,774	$1,305,039	$652,704

The following tables present each Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by each fund as of January 31, 2025:

First Eagle Global Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$6,798,629	$–	$(6,798,629)	$–
Goldman Sachs	3,389,329	(1,365,680)	–	2,023,649
JPMorgan Chase Bank	46,585,941	(1,371,537)	(45,214,404)	–
UBS AG	17,470,404	–	(17,416,641)	53,763
	$74,244,303	$(2,737,217)	$(69,429,674)	$2,077,412

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
Goldman Sachs	$1,365,680	$(1,365,680)	$–	$–
JPMorgan Chase Bank	1,371,537	(1,371,537)	–	–
	$2,737,217	$(2,737,217)	$–	$–

First Eagle Overseas Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$3,380,231	$–	$(3,380,231)	$–
Goldman Sachs	1,494,682	(728,038)	–	766,644
JPMorgan Chase Bank	21,490,489	(628,620)	(20,861,869)	–
UBS AG	8,359,273	–	(8,344,542)	14,731
	$34,724,675	$(1,356,658)	$(32,586,642)	$781,375

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
Goldman Sachs	$728,038	$(728,038)	$–	$–
JPMorgan Chase Bank	628,620	(628,620)	–	–
	$1,356,658	$(1,356,658)	$–	$–

First Eagle Global Income Builder Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$154,877	$–	$(125,093)	$29,784
Goldman Sachs	86,255	(17,721)	–	68,534
JPMorgan Chase Bank	1,092,913	(43,053)	(1,049,860)	–
UBS AG	395,732	–	(365,564)	30,168
	$1,729,777	$(60,774)	$(1,540,517)	$128,486

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
Goldman Sachs	$17,721	$(17,721)	$–	$–
JPMorgan Chase Bank	43,053	(43,053)	–	–
	$60,774	$(60,774)	$–	$–

*The actual collateral received/pledged may be more than the amount reported due to over collateralization.

d)	Tender Option Bonds — Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for a Fund. Such instruments are created by a special purpose trust (a “TOB Trust”) that holds long-term fixed rate bonds sold to it by a Fund (the underlying security), and issues two classes of beneficial interests: short-term floating rate interests (“Floaters”), which are sold to other investors, and Inverse Floaters, which are purchased by the Fund. A Fund also may (and the High Yield Municipal Fund and Short Duration High Yield Municipal Fund generally will) purchase Floaters issued by a TOB Trust. The Floaters have first priority on the cash flow from the underlying security held by the TOB Trust, have a tender option feature that allows holders to tender the Floaters back to the TOB Trust for their par amount and accrued interest at specified intervals and bear interest at prevailing short- term interest rates. Tendered Floaters are remarketed for sale to other investors for their par amount and accrued interest by a remarketing agent to the TOB Trust and are ultimately supported by a liquidity facility provided by a bank, upon which the TOB Trust can draw funds to pay such amount to holders of Tendered Floaters that cannot be remarketed. A Fund, as holder of the Inverse Floaters, is paid the residual cash flow from the underlying security.

Accordingly, the Inverse Floaters provide a Fund with leveraged exposure to the underlying security. When short-term interest rates rise or fall, the interest payable on the Floaters issued by a TOB Trust will, respectively, rise or fall, leaving less or more, respectively, residual interest cash flow from the underlying security available for payment on the Inverse Floaters. Thus, as short-term interest rates rise, Inverse Floaters produce less income for a Fund, and as short-term interest rates decline, Inverse Floaters produce more income for the Fund. The price of Inverse Floaters is expected to decline when interest rates rise and increase when interest rates decline, in either case generally more so than the price of a bond with a similar maturity, because of the effect of leverage. As a result, the price of Inverse Floaters is typically more volatile than the price of bonds with similar maturities, especially if the relevant TOB Trust is structured to provide the holder of the Inverse Floaters relatively greater leveraged exposure to the underlying security (e.g., if the par amount of the Floaters, as a percentage of the par amount of the underlying security, is relatively greater). Upon the occurrence of certain adverse events (including a credit ratings downgrade of the underlying security or a substantial decrease in the market value of the underlying security), a TOB Trust may be collapsed by the remarketing agent or liquidity provider and the underlying security liquidated, and the Fund could lose the entire amount of its investment in the Inverse Floater and may, in some cases, be contractually required to pay the shortfall, if any, between the liquidation value of the underlying security and the principal amount of the Floaters. Consequently, in a rising interest rate environment, the Fund’s investments in Inverse Floaters could negatively impact the Fund’s performance and yield, especially when those Inverse Floaters provide the Fund with relatively greater leveraged exposure to the underlying securities held by the relevant TOB Trusts.

A Fund may invest in Inverse Floaters on a non-recourse or recourse basis. If a Fund invests in an Inverse Floater on a recourse basis, the Fund will be required to reimburse the liquidity provider of a TOB Trust for any shortfall between the liquidation value of the underlying security and the principal amount of the Floaters in the event the Floaters cannot be successfully remarketed and the Fund could suffer losses in excess of the amount of its investment in the Inverse Floater.

The Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(g) All or portion of principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB Residuals and cash.” with the Fund recognizing as liabilities, labeled “Payable for Floating Rate Note Obligation” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Accrued interest and dividends receivable” and “Interest expense and fees payable” on the Statement of Assets and Liabilities, respectively.

As of January 31, 2025, the aggregate value of Floaters issued by the Fund’s TOB Trusts were as follows:

Floating Rate Obligations:
First Eagle High Yield Municipal Fund	$519,135,000

For period ended January 31, 2025, the average amount of Floaters outstanding and the average annual interest rates and fees related to Inverse Floaters, were as follows:

	Average Floating Rate Obligations Outstanding	Average Annual Interest Rate and Fees
First Eagle High Yield Municipal Fund	$410,343,804	3.37%

e)	Options — In order to seek to produce incremental earnings or protect against declines in the value of portfolio securities, each Fund may write “covered” call options on portfolio securities. The Funds may also use options for speculative purposes, although they generally do not employ options for this purpose.

Options contracts are valued daily based upon the official closing price on the relevant exchange on which the option is traded. If there is no official closing price, the mean between the last bid and asked prices may be used. When an option is exercised, the proceeds on the sale of a written call option are adjusted by the amount of premium received or paid. When a written option expires, the Funds will realize a gain equal to the amount of the premium received. When the Funds enter into a closing purchase transaction, the Funds will realize a gain (or loss, if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.

In general, a call option is covered if a Fund holds, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by the Funds in cash, Treasury bills or other high grade short-term obligations earmarked with its custodian). One reason for writing options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Another reason for writing options is to hedge against a moderate decline in the value of securities owned by a Fund in the case of a call option. If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by a Fund, it may be required to deliver securities or cash and may thereby forego some or all of the gain that otherwise may have been realized on the securities underlying the call option. This “opportunity cost” may be partially or wholly offset by the premium received for the covered call written by a Fund. The risk in writing a covered call option is that a Fund gives up the opportunity for profit if the market price of the underlying security increases and the option is exercised. A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

A Fund may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

Rule 18f-4 under the 1940 Act permits the Funds to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the Funds, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).

Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which a Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and nonrecourse tender option bonds, and borrowed bonds), if a Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and nonstandard settlement cycle securities, unless a Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

Unless a fund is relying on the Limited Derivatives User Exception (as defined below), a fund must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires a fund to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board, including a majority of Independent Trustees, and periodically reviews the DRMP and reports to the Board.

Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund’s “derivatives exposure” (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”). As of the date hereof, each Fund is relying on the Limited Derivatives User Exception.

As of January 31, 2025, portfolio securities valued at $50,666,676 were earmarked to cover collateral requirements for written options for First Eagle Global Income Builder Fund.

For the period ended January 31, 2025, the average monthly number of contracts outstanding for written options and purchased options held by the Funds were as follows:

First Eagle Global Income Builder Fund
Options:
Average Number of Contracts — Written	10,619

At January 31, 2025, the Funds had the following options grouped into appropriate risk categories illustrated below:

First Eagle Global Income Builder Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Equity — Written options	$—	$916,564	$1,112,469	$3,031,661

f)	Repurchase Agreements — The Funds may enter into repurchase agreement transactions with institutions that meet the Adviser’s credit guidelines. Each repurchase agreement is valued at market. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

g)	Bank Loans — A Fund may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partner- ships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, a Fund assumes the credit risk of the Borrower, the selling participant and any intermediary between a Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants becomes insolvent or enters into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

h)	Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities (“TIPS”) which are specially structured bonds in which the principal amount is adjusted to keep pace with inflation. The principal value of TIPS will be adjusted upward or downward. These adjustments are recorded as increases or decreases to interest income on the Statements of Operations and reflected in market value of the securities. TIPS are subject to interest rate risk.

i)	Restricted Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

j)	New Accounting Pronouncements — In June 2022, FASB issued Accounting Standards Update (“ASU”) 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. There is no material impact to the financial statements and related disclosures.

Note 2 — Subsequent Events

On March 3, 2025, First Eagle Holdings, Inc. announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in First Eagle Holdings. First Eagle Holdings is the parent company to the Advisers and Subadviser. The transaction will involve the buyout of all interests in First Eagle Holdings currently held by funds managed by The Blackstone Group, LP and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund’s investment objectives or policies.